UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
U.S. Core Fund

Semiannual Report
8.31.11

John Hancock U.S. Core Fund

Table of Contents
Your Expenses	Page 3
Portfolio Summary	Page 5
Portfolio of Investments	Page 6
Financial Statements	Page 13
Financial Highlights	Page 16
Notes to Financial Statements	Page 22
More Information	Page 35

2

U.S. Core Fund
Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding your fund expenses

As a shareholder of the Fund, you incur two types of costs:

• Transaction costs which include sales charges (loads) on purchases or redemptions (if applicable), minimum account fee charge, etc.

• Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2011 with the same investment held until August 31, 2011.

	Account value	Ending value	Expenses paid during
	on 3-1-11	on 8-31-11	period ended 8-31-11[1]

Class A	$1,000.00	$979.40	$6.72
Class B	1,000.00	975.70	10.18
Class C	1,000.00	975.70	10.18
Class I	1,000.00	981.90	4.43
Class R1	1,000.00	978.30	8.16
Class R5	1,000.00	981.40	4.68

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2011, with the same investment held until August 31, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 3-1-11	on 8-31-11	period ended 8-31-11[1]

Class A	$1,000.00	$1,018.30	$6.85
Class B	1,000.00	1,014.80	10.38
Class C	1,000.00	1,014.80	10.38
Class I	1,000.00	1,020.70	4.52
Class R1	1,000.00	1,016.90	8.31
Class R5	1,000.00	1,020.40	4.77

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

3

1 Expenses are equal to the Fund's annualized expense ratio of 1.35%, 2.05%, 2.05%, 0.89%, 1.64% and 0.94% for Class A, Class B, Class C, Class I, Class R1 and Class R5 shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

4

U.S. Core Fund

Portfolio Summary

Value as a
percentage of
Top 10 holdings (33.7% of Net Assets)[1]	Fund's net assets
Microsoft Corp.	4.9%
Pfizer, Inc.	4.5%
Wal-Mart Stores, Inc.	4.0%
Oracle Corp.	3.6%
Google, Inc., Class A	3.3%
International Business Machines Corp.	3.0%
The Procter & Gamble Company	2.7%
Johnson & Johnson	2.6%
The Coca-Cola Company	2.6%
Merck & Company, Inc.	2.5%

Value as a
percentage of
Sector Composition [2]	Fund's net assets
Information Technology	26%
Health Care	25%
Consumer Staples	20%
Energy	7%
Consumer Discretionary	6%
Industrials	4%
Telecommunication Services	3%
Financials	3%
Materials	1%
Short-Term Investments & Other	5%

Value as a
percentage of
Portfolio Composition	Fund's net assets
Common Stocks	94%
Investment Companies	1%
Short-Term Investments & Other	5%

1 Cash and cash equivalents are not included in Top 10 Holdings.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

5

U.S. Core Fund
As of 8-31-11 (Unaudited)

	Shares	Value

Common Stocks 93.71%		$73,182,548

(Cost $68,852,727)

Consumer Discretionary 6.34%		4,947,493

Automobiles 0.13%
General Motors Company (I) (L)	4,100	98,521

Distributors 0.15%
Genuine Parts Company (L)	2,100	115,542

Diversified Consumer Services 0.42%
Apollo Group, Inc., Class A (I)	4,200	196,665
H&R Block, Inc.	4,500	68,040
Weight Watchers International, Inc.	1,100	66,572

Hotels, Restaurants & Leisure 1.51%
Choice Hotels International, Inc.	200	6,216
McDonald's Corp.	13,000	1,175,980

Household Durables 0.07%
KB Home (L)	8,100	53,379

Internet & Catalog Retail 0.30%
Liberty Media Corp. - Interactive, Series A (I)	4,800	75,936
priceline.com, Inc. (I) (L)	290	155,805

Media 0.47%
CBS Corp., Class B	4,900	122,745
Charter Communications, Inc., Class A (I)	1,600	79,808
Gannett Company, Inc.	2,900	33,495
The McGraw-Hill Companies, Inc.	3,100	130,541

Multiline Retail 0.75%
Dollar Tree, Inc. (I)	1,900	135,698
Family Dollar Stores, Inc.	1,300	69,407
J.C. Penney Company, Inc.	3,000	79,890
Sears Holdings Corp. (I) (L)	2,200	131,758
Target Corp.	3,200	165,344

Specialty Retail 1.37%
Abercrombie & Fitch Company, Class A	600	38,166
Advance Auto Parts, Inc.	1,800	109,296
Aeropostale, Inc. (I)	1,100	12,298
AutoNation, Inc. (I) (L)	2,000	80,760
AutoZone, Inc. (I)	440	135,080
Best Buy Company, Inc.	5,500	140,745
GameStop Corp., Class A (I) (L)	1,700	40,681
Lowe's Companies, Inc.	6,300	125,559
Ross Stores, Inc.	1,900	145,398
TJX Companies, Inc.	4,500	245,790

Textiles, Apparel & Luxury Goods 1.17%
Coach, Inc.	4,200	236,124
Fossil, Inc. (I)	940	90,813
NIKE, Inc., Class B	5,500	476,575
VF Corp. (L)	930	108,866

Consumer Staples 19.75%		15,427,404

Beverages 4.72%
Brown Forman Corp., Class B	1,700	121,975
Coca-Cola Enterprises, Inc.	2,800	77,336

See notes to financial statements
6

U.S. Core Fund
As of 8-31-11 (Unaudited)

	Shares	Value

Consumer Staples (continued)

Hansen Natural Corp. (I)	1,900	$162,108
PepsiCo, Inc.	20,585	1,326,292
The Coca-Cola Company	28,400	2,000,780

Food & Staples Retailing 6.00%
Costco Wholesale Corp.	3,000	235,620
CVS Caremark Corp.	7,900	283,689
Safeway, Inc.	3,000	54,990
SUPERVALU, Inc. (L)	500	3,985
Sysco Corp.	7,100	198,303
The Kroger Company	7,100	167,276
Wal-Mart Stores, Inc.	58,040	3,088,308
Walgreen Company	18,600	654,906

Food Products 1.43%
Campbell Soup Company (L)	3,200	101,984
Dean Foods Company (I)	1,600	13,824
Flowers Foods, Inc.	1,650	31,433
General Mills, Inc.	7,300	276,743
H.J. Heinz Company	2,600	136,864
Hormel Foods Corp. (L)	3,300	91,113
Kellogg Company	4,200	228,144
McCormick & Company, Inc., Non Voting Shares	1,600	76,464
The Hershey Company	2,700	158,355

Household Products 4.06%
Church & Dwight Company, Inc.	1,600	69,664
Clorox Company	1,600	111,520
Colgate-Palmolive Company	5,800	521,826
Kimberly-Clark Corp.	4,800	331,968
The Procter & Gamble Company	33,600	2,139,648

Personal Products 0.59%
Avon Products, Inc.	3,300	74,448
Herbalife, Ltd.	2,600	145,080
The Estee Lauder Companies, Inc., Class A	2,470	241,220

Tobacco 2.95%
Altria Group, Inc.	7,400	201,206
Lorillard, Inc.	1,830	203,899
Philip Morris International, Inc. (L)	23,618	1,637,200
Reynolds American, Inc.	6,900	259,233

Energy 7.58%		5,918,218

Energy Equipment & Services 1.40%
Baker Hughes, Inc.	2,600	158,886
Halliburton Company	4,300	190,791
National Oilwell Varco, Inc.	4,900	323,988
Schlumberger, Ltd.	5,360	418,723

Oil, Gas & Consumable Fuels 6.18%
Anadarko Petroleum Corp.	1,800	132,750
Apache Corp.	108	11,132
Chevron Corp.	10,489	1,037,467
ConocoPhillips	17,900	1,218,453
Exxon Mobil Corp. (L)	25,200	1,865,808
Hess Corp.	1,980	117,493
Marathon Oil Corp.	6,900	185,748
Occidental Petroleum Corp.	880	76,331

See notes to financial statements
7

U.S. Core Fund
As of 8-31-11 (Unaudited)

	Shares	Value

Energy (continued)

The Williams Companies, Inc.	2,400	$64,776
Valero Energy Corp.	5,100	115,872

Financials 1.73%		1,351,037

Commercial Banks 0.11%
CIT Group, Inc. (I)	2,500	86,425

Consumer Finance 0.24%
Discover Financial Services	3,900	98,124
SLM Corp.	6,300	86,499

Diversified Financial Services 0.15%
Bank of America Corp.	9,310	76,063
Leucadia National Corp. (L)	1,400	41,482

Insurance 1.12%
Allied World Assurance Company Holdings, Ltd.	400	20,760
American International Group, Inc. (I)	3,000	75,990
AON Corp.	1,500	70,095
Arch Capital Group, Ltd. (I)	1,400	47,152
Assurant, Inc.	2,100	73,857
Endurance Specialty Holdings, Ltd.	500	18,080
Hartford Financial Services Group, Inc.	2,900	55,506
Protective Life Corp.	700	13,293
Prudential Financial, Inc.	1,700	85,357
RenaissanceRe Holdings, Ltd.	600	39,342
The Travelers Companies, Inc.	6,000	302,760
Transatlantic Holdings, Inc.	600	30,378
Validus Holdings, Ltd.	1,800	46,476

Real Estate Investment Trusts 0.11%
Annaly Capital Management, Inc.	4,600	83,398

Health Care 25.09%		19,591,921

Biotechnology 2.04%
Amgen, Inc.	14,600	808,913
Biogen Idec, Inc. (I) (L)	3,380	318,396
Cephalon, Inc. (I)	600	48,384
Gilead Sciences, Inc. (I)	10,400	414,804

Health Care Equipment & Supplies 3.83%
Alere, Inc. (I)	4,559	113,838
Baxter International, Inc.	7,800	436,644
Becton, Dickinson & Company	2,900	236,002
C.R. Bard, Inc.	1,100	104,786
CareFusion Corp. (I)	1,800	46,098
Covidien PLC	2,200	114,796
DENTSPLY International, Inc.	1,600	56,320
Edwards Lifesciences Corp. (I)	1,280	96,576
Gen-Probe, Inc. (I)	500	29,985
IDEXX Laboratories, Inc. (I) (L)	900	71,802
Intuitive Surgical, Inc. (I)	360	137,286
Kinetic Concepts, Inc. (I)	1,300	87,802
Medtronic, Inc.	18,800	659,316
ResMed, Inc. (I) (L)	1,700	52,649
St. Jude Medical, Inc.	4,200	191,268
STERIS Corp.	400	12,872
Stryker Corp.	4,400	214,896
Varian Medical Systems, Inc. (I)	1,200	68,352

See notes to financial statements
8

U.S. Core Fund
As of 8-31-11 (Unaudited)

	Shares	Value

Health Care (continued)

Zimmer Holdings, Inc. (I)	4,600	$261,694

Health Care Providers & Services 4.48%
Aetna, Inc.	5,500	220,165
AMERIGROUP Corp. (I) (L)	500	24,735
AmerisourceBergen Corp.	4,400	174,152
Cardinal Health, Inc.	4,200	178,500
Coventry Health Care, Inc. (I)	2,800	92,064
Express Scripts, Inc. (I)	7,100	333,274
Henry Schein, Inc. (I)	900	59,319
Humana, Inc.	2,700	209,628
Laboratory Corp. of America Holdings (I)	1,400	116,942
Lincare Holdings, Inc. (L)	3,240	69,757
McKesson Corp.	2,200	175,846
Mednax, Inc. (I)	600	39,186
Patterson Companies, Inc.	1,400	40,908
Quest Diagnostics, Inc.	2,200	110,154
Triple-S Management Corp., Class B (I)	3,591	61,227
UnitedHealth Group, Inc.	24,856	1,181,157
WellPoint, Inc.	6,500	411,450

Health Care Technology 0.16%
Cerner Corp. (I) (L)	1,900	125,324

Life Sciences Tools & Services 0.28%
Mettler-Toledo International, Inc. (I)	490	78,042
Pharmaceutical Product Development, Inc.	1,100	34,628
Techne Corp.	500	36,235
Waters Corp. (I)	900	71,883

Pharmaceuticals 14.30%
Abbott Laboratories	23,300	1,223,483
Allergan, Inc.	3,700	302,697
Bristol-Myers Squibb Company	20,100	597,975
Eli Lilly & Company	28,200	1,057,782
Endo Pharmaceuticals Holdings, Inc. (I)	3,300	105,303
Forest Laboratories, Inc. (I)	7,600	260,224
Johnson & Johnson	31,300	2,059,540
Merck & Company, Inc.	59,383	1,966,765
Pfizer, Inc.	183,186	3,476,870
Warner Chilcott PLC, Class A (I)	6,637	113,227

Industrials 3.69%		2,884,064

Aerospace & Defense 1.13%
Alliant Techsystems, Inc.	200	12,694
General Dynamics Corp.	4,300	275,544
ITT Corp.	1,700	80,478
L-3 Communications Holdings, Inc.	1,200	81,384
Precision Castparts Corp.	790	129,442
United Technologies Corp.	4,100	304,425

Air Freight & Logistics 0.28%
C.H. Robinson Worldwide, Inc. (L)	2,200	155,100
Expeditors International of Washington, Inc.	1,400	63,700

Commercial Services & Supplies 0.35%
Copart, Inc. (I)	700	30,128
Pitney Bowes, Inc.	2,800	56,868
R.R. Donnelley & Sons Company	2,900	44,225

See notes to financial statements
9

U.S. Core Fund
As of 8-31-11 (Unaudited)

	Shares	Value

Industrials (continued)

Rollins, Inc.	2,250	$47,048
Stericycle, Inc. (I)	1,100	96,481

Industrial Conglomerates 1.25%
3M Company	8,500	705,330
Danaher Corp.	5,900	270,279

Machinery 0.37%
Caterpillar, Inc.	2,200	200,200
Joy Global, Inc.	1,030	85,954

Professional Services 0.08%
IHS, Inc., Class A (I)	800	62,072

Trading Companies & Distributors 0.23%
Fastenal Company (L)	3,000	100,440
W.W. Grainger, Inc.	450	69,345
WESCO International, Inc. (I)	300	12,927

Information Technology 25.99%		20,296,687

Communications Equipment 2.66%
ADTRAN, Inc.	400	12,424
Cisco Systems, Inc.	30,724	481,752
QUALCOMM, Inc.	30,700	1,579,822

Computers & Peripherals 3.30%
Apple, Inc. (I)	3,890	1,496,989
Dell, Inc. (I)	14,715	218,738
Hewlett-Packard Company	26,600	692,398
Seagate Technology PLC	6,500	75,270
Western Digital Corp. (I)	3,200	94,368

Electronic Equipment, Instruments & Components 0.21%
Arrow Electronics, Inc. (I)	1,800	56,160
Dolby Laboratories, Inc., Class A (I)	1,200	40,320
Ingram Micro, Inc., Class A (I)	3,200	57,088
Tech Data Corp. (I)	300	14,124

Internet Software & Services 4.07%
AOL, Inc. (I)	600	9,348
eBay, Inc. (I)	18,600	574,182
Google, Inc., Class A (I)	4,800	2,596,608

IT Services 5.49%
Accenture PLC, Class A	11,900	637,721
Amdocs, Ltd. (I)	2,900	79,663
Automatic Data Processing, Inc.	4,700	235,141
Broadridge Financial Solutions, Inc.	1,700	35,394
Cognizant Technology Solutions Corp., Class A (I)	4,000	253,800
Computer Sciences Corp.	1,600	49,056
Fiserv, Inc. (I)	900	50,247
Global Payments, Inc.	1,200	54,996
International Business Machines Corp.	13,711	2,357,058
Jack Henry & Associates, Inc.	1,300	38,012
MasterCard, Inc., Class A	890	293,442
Paychex, Inc.	4,500	121,410
Total Systems Services, Inc. (L)	2,500	45,375
VeriFone Systems, Inc. (I)	1,000	35,220

Semiconductors & Semiconductor Equipment 0.53%
ON Semiconductor Corp. (I)	4,900	35,623

See notes to financial statements
10

U.S. Core Fund
As of 8-31-11 (Unaudited)

		Shares	Value

Information Technology (continued)

Texas Instruments, Inc.		14,500	$380,045

Software 9.73%
Adobe Systems, Inc. (I)		2,800	70,672
ANSYS, Inc. (I)		800	43,184
BMC Software, Inc. (I)		2,500	101,525
Citrix Systems, Inc. (I)		1,800	108,774
FactSet Research Systems, Inc.		680	59,772
Informatica Corp. (I)		1,900	79,382
Intuit, Inc.		4,200	207,186
MICROS Systems, Inc. (I)		1,000	47,660
Microsoft Corp.		144,041	3,831,491
Oracle Corp.		100,347	2,816,740
Quest Software, Inc. (I)		1,200	20,676
Symantec Corp. (I)		9,900	169,785
TIBCO Software, Inc. (I)		1,700	38,046

Materials 0.77%			604,226

Chemicals 0.24%
Ecolab, Inc. (L)		2,300	123,280
Sigma-Aldrich Corp.		1,000	64,390

Metals & Mining 0.40%
Alcoa, Inc.		4,900	62,769
Freeport-McMoRan Copper & Gold, Inc.		5,300	249,842

Paper & Forest Products 0.13%
Schweitzer-Mauduit International, Inc.		1,733	103,945

Telecommunication Services 2.77%			2,161,498

Diversified Telecommunication Services 2.66%
AT&T, Inc.		26,300	749,024
CenturyLink, Inc.		4,200	151,830
Verizon Communications, Inc. (L)		32,400	1,171,908

Wireless Telecommunication Services 0.11%
Sprint Nextel Corp. (I)		23,600	88,736

Investment Companies 0.92%			$718,079

(Cost $698,240)

Financials 0.92%			718,079

SPDR S&P 500 ETF Trust (L)		5,883	718,079
	Yield

Securities Lending Collateral 6.35%			$4,958,688

(Cost $4,958,717)

John Hancock Collateral Investment Trust (W)	0.2283%(Y)	495,626	4,958,688

Short-Term Investments 3.73%			$2,912,758

(Cost $2,912,758)

Money Market Funds 3.73%			2,912,758

State Street Institutional Treasury Money Market Fund	0.000% (Y)	2,912,758	2,912,758

See notes to financial statements
11

U.S. Core Fund
As of 8-31-11 (Unaudited)

Total investments (Cost $77,422,442)† 104.71%	$81,772,073

Other assets and liabilities, net (4.71%)	($3,676,377)

Total net assets 100.00%	$78,095,696

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 8-31-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 8-31-11.

† At 8-31-11, the aggregate cost of investment securities for federal income tax purposes was $78,232,441. Net unrealized appreciation aggregated $3,539,632, of which $5,370,718 related to appreciated investment securities and $1,831,086 related to depreciated investment securities.

See notes to financial statements
12

U.S. Core Fund

Statement of Assets and Liabilities — August 31, 2011 (Unaudited)

Assets

Investments in unaffiliated issuers, at value (Cost
$72,463,725) including $4,839,237 of securities
loaned (Note 2)	$76,813,385
Investments in affiliated issuers, at value (Cost
$4,958,717) (Note 2)	4,958,688

Total investments, at value (Cost $77,422,442)	81,772,073

Cash held at broker for futures contracts	110,000
Receivable for investments sold	32,425
Receivable for fund shares sold	1,076,150
Dividends and interest receivable	207,018
Receivable for securities lending income	2,125
Receivable for futures variation margin	16,125
Receivable due from adviser	643
Other receivables and prepaid expenses	73,700

Total assets	83,290,259

Liabilities

Due to custodian	7,188
Payable for investments purchased	9,367
Payable for fund shares repurchased	45,411
Payable upon return of securities loaned (Note 2)	4,959,995
Payable to affiliates
Accounting and legal services fees	679
Transfer agent fees	8,195
Trustees' fees	631
Other liabilities and accrued expenses	163,097

Total liabilities	5,194,563

Net assets

Capital paid-in	$74,604,061
Undistributed net investment income	570,274
Accumulated net realized loss on investments and
future contracts	(1,437,208)
Net unrealized appreciation (depreciation) on
investments	4,358,569

Net assets	$78,095,696

Net asset value per share

Based on net asset values and shares
outstanding-the Fund has an unlimited number of
shares authorized with no par value
Class A ($31,978,152 ÷ 1,684,449 shares)	$18.98
Class B ($900,928 ÷ 47,782 shares)[1]	$18.85
Class C ($2,436,912 ÷ 129,336 shares)[1]	$18.84
Class I ($42,626,767 ÷ 2,238,962 shares)	$19.04
Class R1 ($118,487 ÷ 6,260 shares)	$18.93
Class R5 ($34,450 ÷ 1,810 shares)	$19.03

Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$19.98

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements
13

U.S. Core Fund

Statement of Operations — August 31, 2011 (Unaudited)

Investment income

Dividends	$832,543
Securities lending	14,429
Interest	41

Total investment income	847,013

Expenses

Investment management fees (Note 5)	286,535
Distribution and service fees (Note 5)	65,804
Accounting and legal services fees (Note 5)	4,184
Transfer agent fees (Note 5)	42,361
Trustees' fees (Note 5)	2,220
State registration fees (Note 5)	37,728
Printing and postage (Note 5)	12,450
Professional fees	24,962
Custodian fees	6,092
Registration and filing fees	16,275
Merger fees	102,000
Other	27,067

Total expenses	627,678
Less expense reductions (Note 5)	(205,941)

Net expenses	421,737

Net investment income	425,276

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	1,221,501
Investments in affiliated issuers	(302)
1,221,199

Change in net unrealized appreciation
(depreciation) of
Investments in unaffiliated issuers	(3,006,631)
Investments in affiliated issuers	(103)
Futures contracts (Note 3)	8,938
(2,997,796)

Net realized and unrealized loss	(1,776,597)

Decrease in net assets from operations	$(1,351,321)

See notes to financial statements
14

U.S. Core Fund

Statements of Changes in Net Assets

	Six months
	ended	Year ended
	8/31/11 [1]	2/28/11
	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$425,276	$491,832
Net realized gain	1,221,199	1,660,002
Change in net unrealized appreciation
(depreciation)	(2,997,796)	5,093,228

Increase (decrease) in net assets resulting
from operations	(1,351,321)	7,245,062

Distributions to shareholders
From net investment income
Class A	—	(167,314)
Class I	—	(207,682)
Class R1	—	(282)
Class R3	—	(117)
Class R4	—	(209)
Class R5	—	(301)

Total distributions	—	(375,905)

From Fund share transactions (Note 6)	10,675,644	20,847,789

Total increase	9,324,323	27,716,946

Net assets

Beginning of period	68,771,373	41,054,427
End of period	$78,095,696	$68,771,373

Undistributed net investment income	$570,274	$144,998

1 Class R3 and R4 shares were terminated on 7-21-11.

See notes to financial statements
15

U.S. Core Fund
Financial Highlights (For a share outstanding throughout the period)

Class A Shares

Period ended
	8-31-11[1]	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[2]
Per share operating performance

Net asset value, beginning of period	$19.38	$17.06	$12.25	$19.42	$22.24	$20.00
Net investment income[3]	0.09	0.14	0.11	0.15	0.16	0.12
Net realized and unrealized gain (loss) on
investments	(0.49)	2.29	4.76	(7.19)	(1.88)	2.41
Total from investment operations	(0.40)	2.43	4.87	(7.04)	(1.72)	2.53

Less distributions
From net investment income	—	(0.11)	(0.06)	(0.13)	(0.17)	(0.09)
From net realized gain	—	—	—	—	(0.93)	(0.20)

Total distributions	—	(0.11)	(0.06)	(0.13)	(1.10)	(0.29)

Net asset value, end of period	$18.98	$19.38	$17.06	$12.25	$19.42	$22.24

Total return (%)[4,5]	(2.06)[6]	14.26	39.78	(36.34)	(8.16)	12.64[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$32	$31	$22	$11	$18	$19
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.84[8]	1.50	1.76[7]	1.75	1.86	1.93[8]
Expenses net of fee waivers	1.35[8]	1.35	1.35[7]	1.35	1.34	1.34[8]
Expenses net of fee waivers and credits	1.35[8]	1.35	1.35[7]	1.35	1.34	1.34[8]
Net investment income	0.96[8]	0.82	0.72	0.86	0.70	0.76[8]
Portfolio turnover (%)	20	78	44	61	81	36

1 Unaudited.
2 The inception date for Class A shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
8 Annualized.

See notes to financial statements
16

U.S. Core Fund
Financial Highlights (For a share outstanding throughout the period)

Class B Shares

Period ended
	8-31-11[1]	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[2]
Per share operating performance

Net asset value, beginning of period	$19.32	$17.02	$12.26	$19.38	$22.20	$20.00

Net investment income[3]	0.02	0.03	0.01	0.04	—[4]	0.02
Net realized and unrealized gain (loss) on
investments	(0.49)	2.27	4.75	(7.16)	(1.88)	2.40

Total from investment operations	(0.47)	2.30	4.76	(7.12)	(1.88)	2.42

From net investment income	—	—	—	—	(0.01)	(0.02)
From net realized gain	—	—	—	—	(0.93)	(0.20)

Total distributions	—	—	—	—	(0.94)	(0.22)

Net asset value, end of period	$18.85	$19.32	$17.02	$12.26	$19.38	$22.20

Total return (%)[5,6]	(2.43)[7]	13.51	38.83	(36.74)	(8.84)	12.07[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	—[8]	—[8]	—[8]	—[8]
Ratios (as a percentage of average net
assets):
Expenses before reductions	3.84[9]	3.02	7.67[10]	8.79	6.98	13.58[9]
Expenses net of fee waivers	2.05[9]	2.05	2.08[10]	2.40	2.05	2.04[9]
Expenses net of fee waivers and credits	2.05[9]	2.05	2.05[10]	2.05	2.05	2.04[9]
Net investment income	0.26[9]	0.19	0.03	0.24	—[11]	0.12[9]
Portfolio turnover (%)	20	78	44	61	81	36

1 Unaudited.
2 The inception date for Class B shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Less than $500,000.
9 Annualized.
10 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
11 Less than 0.005%.

See notes to financial statements
17

U.S. Core Fund
Financial Highlights (For a share outstanding throughout the period)

Class C Shares

Period ended
	8-31-11[1]	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[2]
Per share operating performance

Net asset value, beginning of period	$19.31	$17.01	$12.26	$19.39	$22.21	$20.00

Net investment income[3]	0.02	0.02	—[4]	0.01	—[5]	0.03
Net realized and unrealized gain (loss) on
investments	(0.49)	2.28	4.75	(7.14)	(1.88)	2.40

Total from investment operations	(0.47)	2.30	4.75	(7.13)	(1.88)	2.43

From net investment income	—	—	—	—	(0.01)	(0.02)
From net realized gain	—	—	—	—	(0.93)	(0.20)

Total distributions	—	—	—	—	(0.94)	(0.22)

Net asset value, end of period	$18.84	$19.31	$17.01	$12.26	$19.39	$22.21

Total return (%)[6,7]	(2.43)[8]	13.52	38.74	(36.77)	(8.84)	12.12[8]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	$2	$1	$3	$3
Ratios (as a percentage of average net
assets):
Expenses before reductions	2.96[9]	2.40	3.92[10]	3.43	2.94	3.82[9]
Expenses net of fee waivers	2.05[9]	2.05	2.06[10]	2.07	2.05	2.04[9]
Expenses net of fee waivers and credits	2.05[9]	2.05	2.05[10]	2.05	2.05	2.04[9]
Net investment income (loss)	0.24[9]	0.12	—[11]	0.06	(0.01)	0.16[9]
Portfolio turnover (%)	20	78	44	61	81	36

1 Unaudited.
2 The inception date for Class C shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Less than $0.005 per share.
6 Does not reflect the effect of sales charges, if any.
7 Total returns would have been lower had certain expenses not been reduced during the periods shown.
8 Not annualized.
9 Annualized.
10 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
11 Less than (0.005%).

See notes to financial statements
18

U.S. Core Fund
Financial Highlights (For a share outstanding throughout the period)

Class I Shares

Period ended
	8-31-11[1]	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[2]
Per share operating performance

Net asset value, beginning of period	$19.39	$17.06	$12.25	$19.43	$22.26	$20.00

Net investment income[3]	0.14	0.24	0.16	0.21	0.25	0.18
Net realized and unrealized gain (loss) on
investments	(0.49)	2.28	4.79	(7.19)	(1.89)	2.41

Total from investment operations	(0.35)	2.52	4.95	(6.98)	(1.64)	2.59

Less distributions
From net investment income	—	(0.19)	(0.14)	(0.20)	(0.26)	(0.13)
From net realized gain	—	—	—	—	(0.93)	(0.20)

Total distributions	—	(0.19)	(0.14)	(0.20)	(1.19)	(0.33)

Net asset value, end of period	$19.04	$19.39	$17.06	$12.25	$19.43	$22.26

Total return (%)[4]	(1.81)[5]	14.81	40.35	(36.06)	(7.82)	12.95[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$43	$34	$16	—[6]	—[6]	—[6]
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.37[7]	1.12	1.39[8]	10.44	12.79	17.83[7]
Expenses net of fee waivers	0.89[7]	0.88	0.87[8]	0.95	0.95	0.95[7]
Expenses net of fee waivers and credits	0.89[7]	0.88	0.87[8]	0.95	0.95	0.95[7]
Net investment income	1.42[7]	1.34	0.94	1.19	1.10	1.16[7]
Portfolio turnover (%)	20	78	44	61	81	36

1 Unaudited.
2 The inception date for Class I shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to less than 0.005% of average net assets.

See notes to financial statements
19

U.S. Core Fund
Financial Highlights (For a share outstanding throughout the period)

Class R1 Shares

Period ended
	8-31-11[1]	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[2]
Per share operating performance

Net asset value, beginning of period	$19.35	$17.03	$12.23	$19.37	$22.20	$20.00

Net investment income[3]	0.06	0.09	0.07	0.13	0.13	0.06
Net realized and unrealized gain (loss) on
investments	(0.48)	2.28	4.73	(7.16)	(1.88)	2.42

Total from investment operations	(0.42)	2.37	4.80	(7.03)	(1.75)	2.48

Less distributions
From net investment income	—	(0.05)	—[4]	(0.11)	(0.15)	(0.08)
From net realized gain	—	—	—	—	(0.93)	(0.20)

Total distributions	—	(0.05)	—[4]	(0.11)	(1.08)	(0.28)

Net asset value, end of period	$18.93	$19.35	$17.03	$12.23	$19.37	$22.20

Total return (%)[5]	(2.17)[6]	13.92	39.28	(36.37)	(8.32)	12.38[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]	—[7]	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average net
assets):
Expenses before reductions	10.49[8]	4.66	20.80[9]	19.51	15.98	21.12[8]
Expenses net of fee waivers	1.64[8]	1.67	1.66[9]	1.95	1.45	1.69[8]
Expenses net of fee waivers and credits	1.64[8]	1.67	1.66[9]	1.45	1.45	1.69[8]
Net investment income	0.66[8]	0.48	0.43	0.76	0.59	0.41[8]
Portfolio turnover (%)	20	78	44	61	81	36

1 Unaudited.
2 The inception date for Class R1 shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Less than ($0.005) per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements
20

U.S. Core Fund
Financial Highlights (For a share outstanding throughout the period)

Class R5 Shares

Period ended
	8-31-11[1]	2-28-11	2-28-10[2]
Per share operating performance

Net asset value, beginning of period	$19.39	$17.06	$14.05
Net investment income[3]	0.13	0.21	0.10
Net realized and unrealized gain (loss) on
investments	(0.49)	2.29	3.02
Total from investment operations	(0.36)	2.50	3.12

Less distributions
From net investment income	—	(0.17)	(0.11)
Net asset value, end of period	$19.03	$19.39	$17.06

Total return (%)[4]	(1.86)[5]	14.68	22.18[5]

Ratios and supplemental data

Net assets, end of period (in millions)	— [6]	— [6]	— [6]
Ratios (as a percentage of average net
assets):
Expenses before reductions	29.45[7]	38.74	9.36[7]
Expenses net of fee waivers	0.94[7]	0.98	1.06[7]
Expenses net of fee waivers and credits	0.94[7]	0.98	1.06[7]
Net investment income	1.36[7]	1.17	0.81[7]
Portfolio turnover (%)	20	78	44

1 Unaudited.
2 The inception date for Class R5 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

See notes to financial statements
21

U.S. Core Fund

Notes to financial statements (Unaudited)

Note 1 — Organization

John Hancock U.S. Core Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high total return.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1 and Class R5 shares are available only to certain retirement plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Class R3 and R4 shares were terminated on July 21, 2011.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended August 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

22

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended August 31, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

23

For federal income tax purposes, the Fund has a capital loss carryforward of $1,848,409 available to offset future net realized capital gains as of February 28, 2011. The loss carryforward expires as follows: February 28, 2018 — $1,848,409.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of February 28, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures

24

contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the six months ended August 31, 2011, the Fund used futures contracts to gain market exposure. The following table summarizes the contracts held at August 31, 2011. During the six months ended August 31, 2011, the Fund held futures contracts with absolute notional values ranging up to $1.5 million as measured at each quarter end.

					UNREALIZED
	NUMBER OF		EXPIRATION		APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)

S&P 500 E-Mini Index Futures	25	Long	9/16/2011	$1,522,125	$8,938

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at August 31, 2011 by risk category:

RISK	STATEMENT OF	FINANCIAL	ASSET	LIABILITY
	ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
	LIABILITIES	LOCATION	FAIR VALUE	FAIR VALUE
LOCATION

Equity Contracts	Receivable/payable for	Futures†	$8,938	—
futures

† Reflects cumulative appreciation/depreciation on futures. Only the year end variation margin is separately disclosed in the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2011:

RISK	STATEMENT OF	FUTURES CONTRACTS
	OPERATIONS LOCATION

Equity Contracts	Change in net unrealized	$8,938
	appreciation (depreciation)

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

25

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.78% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.76% of the next $500,000,000; (c) 0.75% of the next $1,000,000,000; (d) 0.74% of the next $1,000,000,000; and (e) 0.72% of the Fund’s average daily net assets in excess of $3,000,000,000. The Adviser has a subadvisory agreement with Grantham, Mayo Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended August 31, 2011 were equivalent to an annual effective rate of 0.78% of the Fund’s average daily net assets.

The Adviser has contractually agreed to limit the Fund’s total expenses, excluding taxes, litigation, short dividend, acquired fund fees, brokerage commissions, interest and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, to 1.35%, 2.05%, 2.05%, 0.89%, 1.64%, 1.54%, 1.24% and 0.94% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, of the Fund’s average daily net asset value, on an annual basis. The fee waivers and/or reimbursements will continue in effect until June 30, 2012 except for Class R3 and Class R4 shares which were terminated on July 21, 2011.

Accordingly, these expense reductions amounted to $80,323, $7,384, $11,058, $90,065, $5,208, $3,421, $3,438 and $5,044 for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4 and Class R5 shares, respectively, for the six months ended August 31, 2011.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended August 31, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

Class	12b-1 Fee	Service Fee

Class A	0.30%	—

Class B	1.00%	—

Class C	1.00%	—

Class R1	0.50%	0.25%

Class R3	0.50%	0.15%

Class R4	0.25%	0.10%

Class R5	—	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $14,888 for the six months ended August 31, 2011. Of this amount, $2,434 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $12,395 was paid as sales commissions to broker-dealers and $59 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

26

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2011, CDSCs received by the Distributor amounted to $604 and $35 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2011 were:

Class	Distribution and	Transfer agent fees	State registration	Printing and
	service fees		fees	postage

Class A	$49,125	$27,263	$5,117	$9,276

Class B	4,116	684	4,990	177

Class C	12,158	2,023	4,987	466

Class I	—	12,360	6,059	2,344

Class R1	300	18	4,954	93

Class R3	70	4	3,370	9

Class R4	35	4	3,369	19

Class R5	—	5	4,882	66

Total	$65,804	$42,361	$37,728	$12,450

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates - Trustees' fees, respectively, in the accompanying Statement of assets and liabilities.

27

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended August 31, 2011 and for the year ended February 28, 2011 were as follows:

	Six months ended		Year ended
	8/31/11[1]		2/28/11

	Shares	Amount	Shares	Amount
Class A shares
Sold	332,380	$6,510,358	460,570	$8,297,278
Distributions reinvested	—	—	8,755	163,886
Repurchased	(256,455)	(5,048,579)	(177,915)	(3,252,228)

Net increase	75,925	$1,461,779	291,410	$5,208,936

Class B shares
Sold	8,629	$161,295	25,910	$455,620
Repurchased	(3,512)	(67,945)	(5,850)	(105,831)

Net increase	5,117	$93,350	20,060	$349,789

Class C shares
Sold	12,120	$232,836	40,635	$708,765
Repurchased	(5,953)	(117,791)	(16,680)	(297,360)

Net increase	6,167	$115,045	23,955	$411,405

Class I shares
Sold	674,501	$12,915,508	1,074,227	$19,696,800
Distributions reinvested	—	—	9,115	170,640
Repurchased	(197,495)	(3,845,356)	(279,012)	(4,999,129)

Net increase	477,006	$9,070,152	804,330	$14,868,311

Class R1 shares
Sold	381	$7,317	502	$9,066
Distributions reinvested	—	—	15	282

Net increase	381	$7,317	517	$9,348

Class R3 shares
Repurchased	(1,779)	(36,278)	—	—

Net decrease	(1,779)	$(36,278)	—	—

Class R4 shares
Repurchased	(1,779)	(36,321)	—	—

Net decrease	(1,779)	$(36,321)	—	—

Class R5 shares
Sold	31	$600	—	—

Net increase	31	$600	—	—

Net increase	561,069	$10,675,644	1,140,272	$20,847,789

1 Class R3 and R4 shares were terminated on 7-21-11.

Affiliates of the Fund owned 47%, 86% and 98% of shares of beneficial interest of Class A, Class R1 and Class R5, respectively, on August 31, 2011.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $43,518,980 and $14,414,376, respectively, for the six months ended August 31, 2011.

Note 8 — Fund reorganization

The Board of Trustees have approved an Agreement and Plan of Reorganization providing for the merger of the Fund into John Hancock Funds II U.S. Equity Fund. A shareholders’ meeting has been scheduled for October 26, 2011 to approve the merger. The merger is scheduled to occur immediately after the close of business on Friday October 28, 2011, subject to regulatory and shareholder approval.

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Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock U.S. Core Fund

The Board of Trustees (the Board, the members of which are referred to as “Trustees”) of John Hancock U.S. Core Fund (the “Fund”), a series of John Hancock Funds III, met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the “Advisory Agreement”) with John Hancock Investment Management Services, LLC (the “Adviser”), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the “Subadvisory Agreement”) between the Adviser and Grantham, Mayo, Van Otterloo & Co. LLC (the “Subadviser”) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the “Agreements.”

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. “Independent Trustees” are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the “1940 Act”). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1-3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (“Morningstar”) on Fund fees and

29

expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a “Category” and a subset of the Category referred to as the “Peer Group,” each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of

30

senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliate’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical

31

analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1-Yr	3-Yr	5-Yr	10-Yr

U.S. Core Fund Class A Shares	7.95%	-3.76%	-	-

Large Blend Category Average	14.11%	-2.90%	-	-

S&P 500 TR	15.06%	-2.86%	-	-

The Board noted the Fund’s underperformance as compared to its Category’s average performance and its benchmark index’s performance. The Board approved the merger of the Fund into another fund within the John Hancock Fund complex at its June 2011 meeting.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the Adviser’s contractual fee waiver/expense reimbursement agreement into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was nine basis points above the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross

32

and Net Expense Ratios for Class A shares contained in the Fund’s 2010 financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	Fund (Class A)	Peer Group Median

Advisory Fee Ratio	0.78%	0.69%

Gross Expense Ratio	1.51%	1.57%

Net Expense Ratio	1.35%	1.36%

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.35% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2012. The Board favorably considered the impact of this contractual agreement toward ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected the new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s length basis. For this reason, the Subadviser’s separate profitability from its relationship with the Fund was not a factor in determining whether to renew the Subadvisory Agreement. In evaluating overall fees for investment management, the Board recognized the inherently higher cost structure of subadvised funds.

33

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and, in the case of the Adviser, the engagement of its affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their on going regular review of Fund performance and operations throughout the year.

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More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Investment Management Services, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson	Grantham, Mayo, Van Otterloo & Co. LLC
Charles L. Ladner,* Vice Chairperson
Stanley Martin*	Principal distributor
Hugh McHaffie†	John Hancock Funds, LLC
Dr. John A. Moore * #
Patti McGill Peterson*	Custodian
Gregory A. Russo	State Street Bank and Trust Company
John G. Vrysen†
Transfer agent
John Hancock Signature Services, Inc.
Officers
Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP
Andrew G. Arnott
Senior Vice President and Chief Operating Officer
Thomas M. Kinzler
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer

* Member of the Audit Committee
† Non-Independent Trustee
# Effective 9-13-11

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
www. jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

35

John Hancock
MUTUAL FUNDS

John Hancock
International Core Fund

Semiannual Report
8.31.11

A look at performance

Total returns for the period ended August 31, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since					Since
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception

Class A1	7.32	–2.98	—	0.35	–14.35	7.32	–14.02	—	2.10

Class B2	7.13	–2.99	—	0.36	–14.69	7.13	–14.09	—	2.19

Class C2	11.17	–2.68	—	0.51	–11.09	11.17	–12.68	—	3.07

Class I2,3	13.48	–1.51	—	1.71	–9.63	13.48	–7.32	—	10.63

Class R1[2,3]	12.58	–2.18	—	0.98	–10.01	12.58	–10.43	—	5.96

Class R3[3,4]	12.69	—	—	9.23	–9.99	12.69	—	—	22.30

Class R4[3,4]	13.03	—	—	9.56	–9.86	13.03	—	—	23.13

Class R5[3,4]	13.41	—	—	9.90	–9.70	13.41	—	—	24.02

Class 1[3,5]	13.56	—	—	–2.10	–9.62	13.56	—	—	–9.71

Class NAV [3,6]	13.56	–1.40	—	–1.30	–9.62	13.56	–6.81	—	–6.33

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-12 for Class C, Class R1, Class R3, Class R4 and Class R5 shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For all other classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R3	Class R4	Class R5	Class 1	Class NAV
Net (%)	1.60	2.23	2.30	1.15	1.90	1.80	1.50	1.20	1.07	1.02
Gross (%)	1.60	2.23	2.41	1.15	6.67	43.50	43.17	30.63	1.07	1.02

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

6	International Core Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B [2]	9-16-05	$10,304	$10,219	$11,506

Class C2,3	9-16-05	10,307	10,307	11,506

Class I [2,3]	9-16-05	11,063	11,063	11,506

Class R1 [2,3]	9-16-05	10,596	10,596	11,506

Class R3[3]	5-22-09	12,230	12,230	12,768

Class R4 [3]	5-22-09	12,313	12,313	12,768

Class R5 [3]	5-22-09	12,402	12,402	12,768

Class 1 [3]	11-6-06	9,029	9,029	9,151

Class NAV [3]	8-29-06	9,367	9,367	9,579

MSCI EAFE Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 On 6-9-06, through a reorganization, the Fund acquired all of the assets of the GMO International Disciplined Equity Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date 9-16-05, in exchange for Class A shares, which were first offered on 6-12-06. The predecessor fund’s Class III shares returns have been recalculated to reflect the gross fees and expenses of Class A shares.

2 Class B, Class C, Class I and Class R1 shares were first offered on 6-12-06. Returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, Class C, Class I and Class R1 shares, respectively.

3 For certain types of investors, as described in the Fund’s Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV share prospectuses.

4 From 5-22-09.

5 From 11-6-06.

6 From 8-29-06.

7 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in different classes and the fee structure of those classes.

Semiannual report | International Core Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2011 with the same investment held until August 31, 2011.

	Account value	Ending value	Expenses paid during
	on 3-1-11	on 8-31-11	period ended 8-31-11[1]

Class A	$1,000.00	$901.50	$7.36

Class B	1,000.00	898.00	10.97

Class C	1,000.00	898.10	10.97

Class I	1,000.00	903.70	5.26

Class R1	1,000.00	899.90	9.03

Class R3	1,000.00	900.10	8.60

Class R4	1,000.00	901.40	7.12

Class R5	1,000.00	903.00	5.69

Class 1	1,000.00	903.80	5.02

Class NAV	1,000.00	903.80	4.79

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	International Core Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2011, with the same investment held until August 31, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-11	on 8-31-11	period ended 8-31-11[1]

Class A	$1,000.00	$1,017.40	$7.81

Class B	1,000.00	1,013.60	11.64

Class C	1,000.00	1,013.60	11.64

Class I	1,000.00	1,019.60	5.58

Class R1	1,000.00	1,015.60	9.58

Class R3	1,000.00	1,016.10	9.12

Class R4	1,000.00	1,017.60	7.56

Class R5	1,000.00	1,019.20	6.04

Class 1	1,000.00	1,019.90	5.33

Class NAV	1,000.00	1,020.10	5.08

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.54%, 2.30%, 2.30%, 1.10%, 1.89%, 1.79%, 1.49%, 1.19%, 1.05% and 1.00% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5, Class 1 and Class NAV shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual report | International Core Fund	9

Portfolio summary

Top 10 Holdings (22.4% of Net Assets on 8-31-11)[1,3]

Sanofi	3.6%	Novartis AG	1.9%

GlaxoSmithKline PLC	2.9%	Enel SpA	1.6%

Total SA	2.9%	Royal Dutch Shell PLC	1.6%

AstraZeneca PLC	2.9%	Takeda Pharmaceutical Company, Ltd.	1.5%

ENI SpA	2.1%	Vodafone Group PLC	1.4%

Sector Composition[2,3]

Health Care	15%	Materials	8%

Energy	13%	Utilities	6%

Consumer Discretionary	12%	Consumer Staples	5%

Financials	11%	Information Technology	5%

Industrials	11%	Short-Term Investments & Other	5%

Telecommunication Services	9%

1 Cash and cash equivalents not included in Top 10 Holdings or Top 10 Countries.

2 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 As a percentage of net assets on 8-31-11.

10	International Core Fund | Semiannual report

Fund’s investments

As of 8-31-11 (unaudited)

	Shares	Value
Common Stocks 94.04%	$1,483,236,722

(Cost $1,549,207,741)

Australia 4.82%		75,989,224

BHP Billiton, Ltd.	239,035	10,170,740

Billabong International, Ltd.	106,815	395,039

BlueScope Steel, Ltd.	1,182,804	1,044,348

Charter Hall Office REIT	721,379	2,602,589

Commonwealth Bank of Australia	132,721	6,871,711

Dexus Property Group	2,406,468	2,221,425

Goodman Fielder, Ltd.	2,088,743	1,553,259

Goodman Group	3,899,173	2,723,648

GPT Group	844,429	2,831,068

Investa Office Fund	3,538,189	2,329,380

Mirvac Group	1,377,257	1,781,870

National Australia Bank, Ltd.	130,458	3,328,479

Pacific Brands, Ltd.	1,074,507	754,336

Qantas Airways, Ltd. (I)	545,616	916,866

QBE Insurance Group, Ltd. (L)	397,706	6,032,167

Stockland	981,132	3,150,077

TABCORP Holdings, Ltd.	460,383	1,387,009

Telstra Corp., Ltd.	3,263,257	10,590,553

Wesfarmers, Ltd.	206,164	6,801,337

Westfield Group	104,615	914,112

Westpac Banking Corp.	250,950	5,553,545

Woodside Petroleum, Ltd.	53,861	2,035,666

Austria 0.67%		10,598,276

Andritz AG	15,322	1,421,699

Immofinanz AG	427,610	1,530,855

OMV AG	145,566	5,731,401

Raiffeisen Bank International AG (L)	34,324	1,429,460

Voestalpine AG	12,629	484,861

Belgium 0.71%		11,158,073

Ageas	601,604	1,203,496

Belgacom SA	86,914	2,846,895

Colruyt SA	48,893	2,558,556

Delhaize Group SA	14,448	967,099

Dexia SA (I)	360,358	841,496

Mobistar SA	20,627	1,341,186

Umicore SA	29,019	1,399,345

See notes to financial statements	Semiannual report | International Core Fund	11

	Shares	Value
Bermuda 0.10%		$1,575,428

Golden Ocean Group, Ltd.	550,900	480,172

Lancashire Holdings, Ltd.	98,879	1,095,256

Canada 2.62%		41,410,503

BCE, Inc.	88,900	3,574,882

Canadian National Railway Company (L)	44,800	3,295,154

Canadian Natural Resources, Ltd.	87,200	3,294,598

Canadian Pacific Railway, Ltd.	13,400	769,546

Encana Corp. (L)	346,300	8,794,527

IGM Financial, Inc.	41,800	1,891,735

Magna International, Inc.	44,000	1,670,949

Methanex Corp.	48,200	1,250,650

Metro, Inc.	36,600	1,741,985

National Bank of Canada	24,965	1,848,985

Precision Drilling Corp. (I)	101,257	1,412,407

Research In Motion, Ltd. (I)	102,800	3,325,543

RONA, Inc.	83,500	846,681

Sun Life Financial, Inc.	176,700	4,788,745

Suncor Energy, Inc.	66,300	2,124,471

Yellow Media, Inc. (L)	942,600	779,645

China 0.06%		969,640

Yangzijiang Shipbuilding Holdings, Ltd.	1,011,000	969,640

Denmark 0.91%		14,382,526

D/S Norden A/S	15,026	447,275

Novo Nordisk A/S	130,734	13,935,251

Finland 0.69%		10,854,665

Metso Oyj	45,658	1,730,767

Neste Oil OYJ	90,288	1,000,461

Nokia OYJ	729,442	4,699,676

Sampo Oyj, A Shares	42,929	1,227,368

UPM-Kymmene Oyj	77,816	1,020,136

Wartsila Oyj	42,429	1,176,257

France 11.03%		173,907,708

Alcatel-Lucent (I)	833,032	3,054,808

Archos SA (I)(L)	50,259	458,587

Arkema	41,507	3,221,079

BNP Paribas	128,402	6,594,975

Casino Guichard Perrachon SA	15,315	1,271,610

Cie de Saint-Gobain SA	102,213	5,126,224

Cie Generale d’Optique Essilor International SA	18,847	1,444,849

Cie Generale de Geophysique-Veritas (I)	44,544	1,134,434

Cie Generale des Etablissements Michelin	25,572	1,872,318

Dassault Systemes SA	25,987	2,105,752

France Telecom SA (L)	264,857	5,075,816

L’Oreal SA	16,288	1,772,812

Lagardere SCA	70,447	2,408,129

LVMH Moet Hennessy Louis Vuitton SA	21,470	3,636,397

PagesJaunes Groupe (L)	128,128	833,290

12	International Core Fund | Semiannual report	See notes to financial statements

	Shares	Value
France (continued)

Peugeot SA	32,510	$992,552

Renault SA	64,719	2,633,527

Sanofi	776,742	56,510,349

Schneider Electric SA	43,477	5,811,572

Societe Generale	79,117	2,641,490

SOITEC (I)(L)	89,855	664,099

Total SA	935,174	45,653,577

Valeo SA	64,003	3,371,332

Vinci SA	71,311	3,713,532

Vivendi SA	390,473	9,512,656

Wendel SA	28,172	2,391,942

Germany 7.04%		111,020,345

Aareal Bank AG (I)	38,793	835,432

Aixtron Bank AG (L)	41,991	940,971

Aurubis AG	47,852	2,803,715

BASF SE	275,684	19,618,950

Bayerische Motoren Werke (BMW) AG	103,035	8,326,011

Bilfinger Berger SE	27,734	2,322,104

Continental AG (I)	11,907	876,159

Daimler AG	66,028	3,563,868

Deutsche Lufthansa AG	97,100	1,640,947

Deutsche Post AG	46,203	705,134

E.ON AG	954,346	20,918,889

Fresenius SE & Company KGaA	9,089	939,228

GEA Group AG	49,902	1,457,707

Gildemeister AG (I)	57,308	986,215

Infineon Technologies AG	638,517	5,417,022

K+S AG	15,156	1,065,516

Kloeckner & Company SE	94,191	1,557,446

Lanxess AG	81,272	5,062,877

Leoni AG	51,916	2,222,538

Linde AG	16,323	2,494,776

MAN SE	28,841	3,769,545

Puma SE	4,903	1,698,890

RWE AG	61,020	2,293,653

Salzgitter AG	33,918	2,104,868

SAP AG	66,289	3,614,243

Siemens AG	53,027	5,457,676

Software AG	46,365	2,038,848

Suedzucker AG	67,894	2,373,155

ThyssenKrupp AG	58,044	1,956,967

Volkswagen AG	12,883	1,956,995

Greece 0.35%		5,533,011

Alpha Bank AE (I)	245,966	797,314

National Bank of Greece SA (I)	258,669	1,145,921

OPAP SA	258,471	3,152,924

Public Power Corp. SA	50,744	436,852

See notes to financial statements	Semiannual report | International Core Fund	13

	Shares	Value
Hong Kong 1.68%		$26,466,788

CLP Holdings, Ltd.	704,699	6,531,555

Esprit Holdings, Ltd. (L)	970,295	2,725,804

Hong Kong & China Gas Company, Ltd.	841,443	1,983,252

Hutchison Whampoa, Ltd. (L)	331,000	3,188,499

Melco International Development, Ltd. (L)	1,315,000	1,508,655

Pacific Basin Shipping, Ltd.	2,562,000	1,251,101

Power Assets Holdings, Ltd.	656,854	5,090,323

Sino-Forest Corp. (I)(L)	262,100	180,145

Swire Pacific, Ltd., Class A	175,000	2,333,252

Yue Yuen Industrial Holdings, Ltd.	604,718	1,674,202

Ireland 1.03%		16,245,258

C&C Group PLC	162,903	713,002

CRH PLC	341,126	6,067,522

DCC PLC	90,747	2,476,297

Experian PLC	80,671	920,992

Kerry Group PLC	82,509	3,199,931

Paddy Power PLC	36,595	1,867,953

Shire PLC	30,961	999,561

Israel 0.28%		4,437,497

Africa Israel Investments, Ltd. (I)	132,898	534,290

Bezek Israeli Telecommunications Corp., Ltd.	699,745	1,538,285

Israel Chemicals, Ltd.	113,446	1,627,353

Partner Communications Company, Ltd.	67,211	737,569

Italy 5.36%		84,535,898

Banco Popolare Societa Cooperativa	685,187	1,174,670

BGP Holdings PLC (I)	2,714,128	4

Enel SpA	5,275,440	25,757,752

ENI SpA	1,659,609	33,371,545

Exor SpA	43,258	1,031,300

Finmeccanica SpA	223,928	1,661,378

Fondiaria-Sai SpA (I)	220,301	478,290

Italcementi SpA — RSP	41,228	148,739

Mediaset SpA	222,143	860,710

Milano Assicurazioni SpA (I)	1,144,408	493,650

Recordati SpA	99,876	965,454

Saipem SpA	87,179	3,902,142

Snam Rete Gas SpA	525,056	2,533,783

Telecom Italia SpA	3,261,497	3,959,682

Telecom Italia SpA — RSP	4,304,524	4,706,442

Terna Rete Elettrica Nazionale SpA	453,146	1,642,665

UniCredit SpA	1,365,439	1,847,692

Japan 23.91%		377,137,486

Advance Residence Investment Corp.	595	1,243,403

AEON Company, Ltd.	304,200	3,839,210

AEON Credit Service Company, Ltd.	124,500	1,866,331

Aiful Corp. (I)(L)	451,700	647,494

Aisin Seiki Company, Ltd.	39,200	1,315,781

Alps Electric Company, Ltd.	323,046	2,951,628

14	International Core Fund | Semiannual report	See notes to financial statements

	Shares	Value
Japan (continued)

Anritsu Corp. (L)	253,000	$3,106,028

Asahi Diamond Industrial Company, Ltd.	36,000	681,226

Asahi Kasei Corp.	264,000	1,759,811

Astellas Pharma, Inc.	184,700	6,993,402

Bridgestone Corp.	55,100	1,227,957

Calsonic Kansei Corp.	258,000	1,545,815

Canon, Inc.	52,100	2,460,049

Circle K Sunkus Company, Ltd.	35,200	591,116

Cosmo Oil Company, Ltd.	469,000	1,243,591

CSK Corp. (I)(L)	238,000	941,387

CyberAgent, Inc. (L)	806	2,657,428

Daikyo, Inc.	896,000	1,593,192

Dainippon Screen Manufacturing Company, Ltd.	344,000	2,280,633

Daito Trust Construction Company, Ltd.	133,100	12,357,365

Dena Company, Ltd.	94,400	4,901,073

DIC Corp.	322,000	704,987

Digital Garage, Inc.	236	755,441

Don Quijote Company, Ltd.	61,400	2,318,735

EDION Corp.	50,100	436,278

Eisai Company, Ltd.	66,780	2,843,425

Electric Power Development Company, Ltd.	39,100	1,098,296

FANUC Corp.	39,500	6,591,474

Fast Retailing Company, Ltd. (L)	23,000	4,387,807

Fuji Electric Company, Ltd.	329,000	950,815

Fuji Heavy Industries, Ltd.	459,116	2,886,336

Fuji Oil Company, Ltd.	52,400	841,085

Gunze, Ltd.	256,000	852,247

Hanwa Company, Ltd.	234,000	1,016,566

Haseko Corp. (I)	1,877,000	1,337,057

Hikari Tsushin, Inc.	33,500	783,582

Hitachi, Ltd.	1,607,000	8,706,504

Honda Motor Company, Ltd.	126,312	4,127,211

Inpex Corp.	621	4,209,391

Isuzu Motors, Ltd.	654,000	2,922,934

ITOCHU Corp.	418,200	4,526,109

JFE Holdings, Inc.	122,400	2,850,076

Juki Corp. (L)	240,000	533,663

JVC Kenwood Holdings, Ltd. (I)(L)	123,800	596,972

JX Holdings, Inc.	1,939,000	12,298,294

K’s Holding Corp.	86,700	3,808,332

Kajima Corp.	1,485,000	4,733,941

Kakaku.com, Inc.	51,000	1,888,949

Kao Corp.	224,650	5,963,378

Kawasaki Kisen Kaisha, Ltd.	739,000	1,912,191

KDDI Corp.	1,349	10,133,216

Komatsu, Ltd.	259,100	6,896,052

Konami Corp. (L)	57,223	2,115,077

Lawson, Inc. (L)	36,400	1,979,932

See notes to financial statements	Semiannual report | International Core Fund	15

	Shares	Value
Japan (continued)

Leopalace21 Corp. (I)(L)	421,700	$944,610

Makino Milling Machine Company, Ltd.	172,000	1,400,659

Marubeni Corp.	634,824	4,035,601

Mazda Motor Corp.	1,244,000	2,677,234

Mitsubishi Chemical Holdings Corp.	676,000	4,761,019

Mitsubishi Corp.	74,095	1,784,530

Mitsubishi Electric Corp.	346,000	3,468,836

Mitsubishi Heavy Industries, Ltd.	469,000	1,996,540

Mitsubishi UFJ Lease & Finance Company, Ltd.	48,100	1,953,946

Mitsui & Company, Ltd.	211,300	3,632,880

Mitsui Mining & Smelting Company, Ltd.	548,000	1,652,462

Mitsui O.S.K. Lines, Ltd.	507,000	2,152,390

Mizuho Financial Group, Inc.	2,763,400	4,217,909

Murata Manufacturing Company, Ltd.	15,200	933,814

Net One Systems Company, Ltd.	477	1,291,222

Nintendo Company, Ltd.	9,400	1,657,347

Nippon Chemi-Con Corp.	276,000	1,523,329

Nippon Light Metal Company, Ltd.	1,132,000	2,165,711

Nippon Steel Corp.	995,000	3,004,258

Nippon Telegraph & Telephone Corp.	215,700	10,040,079

Nippon Yakin Kogyo Company, Ltd. (L)	235,000	528,623

Nippon Yusen Kabushiki Kaisha	893,000	2,702,377

Nipro Corp. (L)	61,300	1,125,142

Nissan Motor Company, Ltd.	805,600	7,400,666

Nisshinbo Holdings, Inc.	95,000	872,708

Nitori Holdings Company, Ltd.	26,200	2,690,732

Nitto Denko Corp.	66,500	2,602,666

NSK, Ltd.	173,000	1,388,840

NTT DoCoMo, Inc.	5,628	10,242,831

Obayashi Corp.	387,000	1,902,707

OKUMA Corp.	258,000	1,997,354

ORIX Corp.	56,900	5,161,742

Osaka Gas Company, Ltd.	967,120	3,921,805

Pioneer Corp. (I)	101,100	477,684

Point, Inc.	43,810	2,066,619

Promise Company, Ltd. (L)	215,550	1,549,129

Resona Holdings, Inc.	1,921,900	8,765,474

Ricoh Company, Ltd.	156,000	1,418,863

Round One Corp.	237,400	2,074,863

Ryohin Keikaku Company, Ltd.	36,000	1,928,935

Sankyo Company, Ltd.	54,000	2,776,161

Sawai Pharmaceutical Company, Ltd.	2,900	297,128

Secom Company, Ltd.	45,400	2,107,271

SEGA SAMMY HOLDINGS, INC.	116,300	2,704,247

Seven & I Holdings Company, Ltd.	22,200	589,595

Shimamura Company, Ltd.	12,600	1,258,861

Showa Shell Sekiyu KK	128,900	1,036,151

Softbank Corp.	34,600	1,154,604

16	International Core Fund | Semiannual report	See notes to financial statements

	Shares	Value
Japan (continued)

Sojitz Corp.	1,530,300	$2,872,361

Sumitomo Corp.	651,600	8,511,474

Sumitomo Osaka Cement Company, Ltd.	251,000	775,795

Taiheiyo Cement Corp. (L)	2,453,000	4,374,931

Taisei Corp.	1,415,000	3,780,354

Taisho Pharmaceuticals Company, Ltd.	35,790	831,977

Takeda Pharmaceutical Company, Ltd.	480,489	23,277,283

Takefuji Corp. (I)	83,020	1,084

The Daiei, Inc. (I)(L)	212,600	790,768

Toho Zinc Company, Ltd.	166,000	705,750

Tokyo Gas Company, Ltd.	329,397	1,513,090

Tokyo Steel Manufacturing Company, Ltd.	144,000	1,363,431

Tokyo Tatemono Company, Ltd.	638,000	2,158,116

TonenGeneral Sekiyu KK	134,133	1,542,400

Toray Industries, Inc.	337,000	2,547,049

Tosoh Corp.	400,000	1,538,212

Toyota Motor Corp.	210,500	7,560,089

Toyota Tsusho Corp.	253,800	4,256,220

UNY Company, Ltd. (L)	324,300	2,918,004

USS Company, Ltd.	16,470	1,428,328

Yahoo! Japan Corp.	5,501	1,779,374

Yamada Denki Company, Ltd.	89,930	6,593,953

Yamaha Motor Company, Ltd.	70,100	1,053,815

Zeon Corp.	269,000	2,715,201

Netherlands 3.88%		61,197,882

CSM	44,724	1,077,663

ING Groep NV (I)	1,186,806	10,346,845

Koninklijke BAM Groep NV	335,564	1,684,231

Koninklijke DSM NV	18,774	939,836

Royal Dutch Shell PLC	748,908	25,096,349

Royal Dutch Shell PLC, B Shares	625,300	21,088,136

Wereldhave NV	11,378	964,822

New Zealand 0.57%		8,934,301

Fletcher Building, Ltd.	334,097	2,223,867

Telecom Corp. of New Zealand, Ltd.	3,091,206	6,710,434

Norway 0.09%		1,474,020

Yara International ASA	26,799	1,474,020

Portugal 0.11%		1,690,126

Jeronimo Martins SGPS SA	90,726	1,690,126

Singapore 1.79%		28,192,438

CapitaCommercial Trust	640,000	633,707

Cosco Corp. Singapore, Ltd. (L)	564,000	522,321

Ezra Holdings, Ltd. (L)	1,031,000	848,067

Golden Agri-Resources, Ltd.	9,632,000	5,279,125

Jaya Holdings, Ltd. (I)	876,000	359,151

See notes to financial statements	Semiannual report | International Core Fund	17

	Shares	Value
Singapore (continued)

Midas Holdings, Ltd. (L)	638,000	$249,028

Oversea-Chinese Banking Corp., Ltd.	152,159	1,105,600

SembCorp Marine, Ltd.	986,573	3,334,516

Singapore Exchange, Ltd.	453,000	2,637,021

Singapore Press Holdings, Ltd.	786,000	2,480,197

Singapore Telecommunications, Ltd.	3,251,350	8,396,731

Suntec Real Estate Investment Trust	1,213,000	1,360,480

Swiber Holdings, Ltd. (I)	574,000	266,938

Venture Corp., Ltd.	116,000	719,556

Spain 3.69%		58,265,872

Banco Popular Espanol SA (L)	999,953	5,212,428

Banco Santander SA (I)	967,821	8,954,266

Fomento de Construcciones y Contratas SA (L)	48,944	1,273,006

Gas Natural SDG SA	341,928	6,256,011

Iberdrola SA	741,652	5,468,695

Inditex SA	48,380	4,134,616

Red Electrica De Corp. SA	27,151	1,336,269

Repsol YPF SA	295,195	8,507,288

Telefonica SA	819,582	17,123,293

Sweden 1.50%		23,630,386

Atlas Copco AB, Series A	210,926	4,745,435

Boliden AB	137,730	1,895,447

Hennes & Mauritz AB, B Shares	93,787	2,916,828

Investor AB, B Shares	104,182	2,047,842

NCC AB	83,473	1,593,423

SKF AB, B Shares	65,877	1,553,469

Swedbank AB, Class A	370,689	5,091,125

Telefonaktiebolaget LM Ericsson, B Shares	146,287	1,641,196

Trelleborg AB, Series B	255,237	2,145,621

Switzerland 4.56%		71,914,633

Cie Financiere Richemont SA	94,927	5,507,695

Clariant AG (I)	77,905	872,070

Nestle SA	250,145	15,488,897

Novartis AG	513,246	29,991,356

Roche Holdings AG	32,517	5,692,117

Swisscom AG	4,346	1,947,480

Syngenta AG (I)	9,087	2,877,560

The Swatch Group AG, BR Shares	8,041	3,655,147

Wolseley PLC	128,005	3,327,480

Xstrata PLC	145,947	2,554,831

United Kingdom 16.53%		260,779,941

3i Group PLC	362,926	1,251,567

Aggreko PLC	87,935	2,760,148

Amlin PLC	244,715	1,238,668

Antofagasta PLC	68,699	1,503,695

ARM Holdings PLC	701,785	6,459,718

ASOS PLC (I)	42,436	1,360,211

18	International Core Fund | Semiannual report	See notes to financial statements

	Shares	Value
United Kingdom (continued)

Associated British Foods PLC	91,547	$1,589,318

AstraZeneca PLC	958,359	45,393,586

BAE Systems PLC	606,031	2,707,541

Barclays PLC	2,030,600	5,598,714

BG Group PLC	450,402	9,734,906

BHP Billiton PLC	113,431	3,861,041

BP PLC	1,018,045	6,665,463

British American Tobacco PLC	145,047	6,458,262

BT Group PLC	3,986,100	11,113,610

Burberry Group PLC	321,834	7,191,891

Cobham PLC	548,940	1,708,609

Cookson Group PLC	104,076	889,081

Diageo PLC	171,441	3,449,801

Dixons Retail PLC (I)(L)	1,483,486	290,847

Drax Group PLC	393,909	3,315,577

Electrocomponents PLC	115,029	398,919

FirstGroup PLC	318,720	1,897,845

GKN PLC	327,000	1,071,821

GlaxoSmithKline PLC	2,141,000	45,673,675

Home Retail Group PLC	882,331	1,825,871

HSBC Holdings PLC	1,526	13,286

ICAP PLC	110,692	851,582

IMI PLC	189,056	2,739,484

ITV PLC (I)	1,353,000	1,344,617

Ladbrokes PLC	13,856	28,738

Lloyds Banking Group PLC (I)	5,173,450	2,819,599

National Express Group PLC	100,913	410,748

Next PLC	138,713	5,305,114

Petrofac, Ltd.	72,575	1,609,831

Prudential PLC	274,561	2,758,239

Punch Taverns PLC (I)	644,963	100,987

Reckitt Benckiser Group PLC	80,790	4,288,229

Rio Tinto PLC	217,722	13,326,145

Royal Bank of Scotland Group PLC (I)	4,707,046	1,845,633

Scottish & Southern Energy PLC	202,971	4,282,262

Smith & Nephew PLC	234,218	2,379,913

Spirit Pub Company PLC (I)	644,963	455,431

Standard Chartered PLC	157,034	3,567,784

Subsea 7 SA (I)	51,845	1,200,455

Taylor Wimpey PLC (I)	1,983,279	1,068,161

Tesco PLC	196,835	1,207,563

The Capita Group PLC	112,130	1,291,114

The Sage Group PLC	404,387	1,651,071

The Weir Group PLC	114,728	3,589,067

Thomas Cook Group PLC	519,935	360,727

Travis Perkins PLC	119,546	1,601,264

Trinity Mirror PLC (I)	140,795	100,833

United Utilities Group PLC	109,843	1,069,565

See notes to financial statements	Semiannual report | International Core Fund	19

		Shares	Value
United Kingdom (continued)

Vodafone Group PLC		8,483,510	$22,215,792

William Hill PLC		457,342	1,675,215

Yell Group PLC (I)(L)		2,616,973	211,107

Venezuela 0.06%			934,797

Aviva PLC (I)		169,442	934,797

		Shares	Value
Preferred Securities 1.07%			$16,858,324

(Cost $14,676,065)

Germany 1.07%			16,858,324

Bayerische Motoren Werke AG		12,011	647,266

Porsche Automobil Holding SE		86,927	5,872,874

ProSiebenSat.1 Media AG		81,527	1,621,438

Volkswagen AG		52,457	8,716,746

	Yield %	Shares	Value
Securities Lending Collateral 3.87%			$61,038,752

(Cost $61,037,874)

John Hancock Collateral Investment Trust (W)	0.2283 (Y)	6,100,886	61,038,752

	Yield %	Shares	Value
Short-Term Investments 3.25%			$51,212,459

(Cost $51,212,459)

Money Market Funds 3.25%			51,212,459

State Street Institutional Treasury Money
Market Fund	0.0000 (Y)	51,212,459	51,212,459

Total investments (Cost $1,676,134,139)† 102.23%		$1,612,346,257

Other assets and liabilities, net (2.23%)			($35,144,870)

Total net assets 100.00%		$1,577,201,387

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

REIT Real Estate Investment Trust

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 8-31-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 8-31-11.

† At 8-31-11, the aggregate cost of investment securities for federal income tax purposes was $1,698,312,582. Net unrealized depreciation aggregated $85,966,325, of which $121,478,804 related to appreciated investment securities and $207,445,129 related to depreciated investment securities.

20	International Core Fund | Semiannual report	See notes to financial statements

The Fund had the following sector composition as a percentage of net assets on 8-31-11:

Health Care	15%
Energy	13%
Consumer Discretionary	12%
Financials	11%
Industrials	11%
Telecommunication Services	9%
Materials	8%
Utilities	6%
Consumer Staples	5%
Information Technology	5%
Short-Term Investments & Other	5%

See notes to financial statements	Semiannual report | International Core Fund	21

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-11 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,615,096,265)
including $57,553,532 of securities loaned (Note 2)	$1,551,307,505
Investments in affiliated issuers, at value (Cost $61,037,874) (Note 2)	61,038,752

Total investments, at value (Cost $1,676,134,139)	1,612,346,257
Foreign currency, at value (Cost $1,179,358)	1,179,358
Cash held at broker for futures contracts	10,119,405
Receivable for investments sold	5,633,324
Receivable for fund shares sold	3,411,609
Receivable for forward foreign currency exchange contracts (Note 3)	187,308
Dividends and interest receivable	6,645,510
Receivable for securities lending income	91,809
Receivable for futures variation margin	1,462,507
Receivable due from adviser	280
Other receivables and prepaid expenses	129,436

Total assets	1,641,206,803

Liabilities

Payable for forward foreign currency exchange contracts (Note 3)	1,443,066
Payable for fund shares repurchased	928,666
Payable upon return of securities loaned (Note 2)	61,002,470
Payable to affiliates
Accounting and legal services fees	24,404
Transfer agent fees	90,842
Distribution and service fees	67
Trustees’ fees	33,551
Other liabilities and accrued expenses	482,350

Total liabilities	64,005,416

Net assets

Capital paid-in	$1,799,923,291
Undistributed net investment income	30,185,915
Accumulated net realized gain (loss) on investments, futures contracts and
foreign currency transactions	(175,354,127)
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	(77,553,692)

Net assets	$1,577,201,387

22	International Core Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($433,486,145 ÷ 15,588,964 shares)[1]	$27.81
Class B ($4,108,059 ÷ 148,989 shares)[1]	$27.57
Class C ($4,704,048 ÷ 170,590 shares)[1]	$27.58
Class I ($336,491,061 ÷ 12,036,266 shares)	$27.96
Class R1 ($210,838 ÷ 7,614 shares)	$27.69
Class R3 ($29,846 ÷ 1,071.5 shares)	$27.85
Class R4 ($31,509 ÷ 1,129.6 shares)	$27.89
Class R5 ($66,987 ÷ 2,397.7 shares)	$27.94
Class 1 ($40,952,677 ÷ 1,462,088 shares)	$28.01
Class NAV ($757,120,217 ÷ 27,040,804 shares)	$28.00

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$29.27

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | International Core Fund	23

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 8-31-11
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$38,936,432
Securities lending	1,964,119
Interest	19,117
Less foreign taxes withheld	(3,726,028)

Total investment income	37,193,640

Expenses

Investment management fees (Note 5)	7,407,398
Distribution and service fees (Note 5)	679,046
Accounting and legal services fees (Note 5)	98,186
Transfer agent fees (Note 5)	459,750
Trustees’ fees (Note 5)	52,427
State registration fees (Note 5)	62,307
Printing and postage (Note 5)	179,946
Professional fees	90,345
Custodian fees	709,834
Registration and filing fees	28,151
Other	24,366

Total expenses	9,791,756
Less expense reductions (Note 5)	(26,396)

Net expenses	9,765,360

Net investment income	27,428,280

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	49,627,661
Futures contracts (Note 3)	1,157,124
Foreign currency transactions	(4,904,375)

45,880,410
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(224,253,533)
Investments in affiliated issuers	(681)
Futures contracts (Note 3)	(14,659,511)
Translation of assets and liabilities in foreign currencies	(315,602)

(239,229,327)

Net realized and unrealized loss	(193,348,917)

Decrease in net assets from operations	($165,920,637)

24	International Core Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	8-31-11	ended
	(unaudited)	2-28-11

Increase (decrease) in net assets

From operations
Net investment income	$27,428,280	$23,097,293
Net realized gain	45,880,410	5,624,346
Change in net unrealized appreciation (depreciation)	(239,229,327)	249,810,283

Increase (decrease) in net assets resulting from operations	(165,920,637)	278,531,922

Distributions to shareholders
From net investment income
Class A	—	(3,147,377)
Class B	—	(20,240)
Class C	—	(19,160)
Class I	—	(3,662,817)
Class R1	—	(1,465)
Class R3	—	(245)
Class R4	—	(330)
Class R5	—	(672)
Class 1	—	(671,339)
Class NAV	—	(13,024,392)

Total distributions	—	(20,548,037)

From Fund share transactions (Note 6)	140,807,975	179,570,655

Total increase (decrease)	(25,112,662)	437,554,540

Net assets

Beginning of period	1,602,314,049	1,164,759,509

End of period	$1,577,201,387	$1,602,314,049

Undistributed net investment income	$30,185,915	$2,757,635

See notes to financial statements	Semiannual report | International Core Fund	25

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	8-31-11[1]	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$30.85	$25.74	$18.43	$39.06	$43.30	$36.26
Net investment income[3]	0.42	0.33	0.24	0.76	0.35	0.63
Net realized and unrealized gain (loss)
on investments	(3.46)	5.09	7.59	(18.65)	(0.35)	6.79
Total from investment operations	(3.04)	5.42	7.83	(17.89)	—	7.42
Less distributions
From net investment income	—	(0.31)	(0.52)	(1.56)	(0.45)	—
From net realized gain	—	—	—	(1.18)	(3.79)	(0.38)
Total distributions	—	(0.31)	(0.52)	(2.74)	(4.24)	(0.38)
Net asset value, end of period	$27.81	$30.85	$25.74	$18.43	$39.06	$43.30
Total return (%)[4,5]	(9.85)[6]	21.13	42.33	(47.16)	(0.76)	20.48

Ratios and supplemental data

Net assets, end of period (in millions)	$433	$333	$225	$54	$130	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.54[7]	1.61	1.95[8]	1.75	1.68	2.23
Expenses net of fee waivers	1.54[7]	1.60	1.66[8]	1.75	1.65	1.40
Expenses net of fee waivers and credits	1.54[7]	1.60	1.62[8]	1.70	1.65	1.40
Net investment income	2.76[7]	1.21	0.94	2.33	0.78	1.58
Portfolio turnover (%)	19	39	44	54	50[9]	37

1 Unaudited.
2 Effective 6-12-06, shareholders of the former GMO International Disciplined Equity Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of John Hancock International Core Fund. Additionally, the accounting and performance history of the former GMO International Disciplined Equity Fund was redesignated as that of John Hancock International Core Fund Class A.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
9 Excludes merger activity.

26	International Core Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	8-31-11[1]	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$30.70	$25.62	$18.36	$38.80	$43.08	$35.92
Net investment income (loss)[3]	0.33	0.18	0.17	0.53	—[4]	(0.25)
Net realized and unrealized gain (loss)
on investments	(3.46)	5.01	7.44	(18.49)	(0.33)	7.79
Total from investment operations	(3.13)	5.19	7.61	(17.96)	(0.33)	7.54
Less distributions
From net investment income	—	(0.11)	(0.35)	(1.30)	(0.16)	—
From net realized gain	—	—	—	(1.18)	(3.79)	(0.38)
Total distributions	—	(0.11)	(0.35)	(2.48)	(3.95)	(0.38)
Net asset value, end of period	$27.57	$30.70	$25.62	$18.36	$38.80	$43.08
Total return (%)[5,6]	(10.20)[7]	20.28	41.35	(47.53)	(1.48)	21.01[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$5	$6	$7	$20	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.41[8]	2.36	3.07[9]	2.75	2.48	6.83[8]
Expenses net of fee waivers	2.30[8]	2.30	2.36[9]	2.63	2.41	2.39[8]
Expenses net of fee waivers and credits	2.30[8]	2.30	2.33[9]	2.40	2.40	2.39[8]
Net investment income (loss)	2.18[8]	0.65	0.69	1.64	—[10]	(0.84)[8]
Portfolio turnover (%)	19	39	44	54	50[11]	37

1 Unaudited.
2 The inception date for Class B shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Less than $0.005 per share.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
10 Less than 0.005%.
11 Excludes merger activity.

CLASS C SHARES Period ended	8-31-11[1]	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$30.71	$25.62	$18.36	$38.81	$43.09	$35.92
Net investment income (loss)[3]	0.32	0.17	0.15	0.55	0.13	(0.24)
Net realized and unrealized gain (loss)
on investments	(3.45)	5.03	7.46	(18.52)	(0.46)	7.79
Total from investment operations	(3.13)	5.20	7.61	(17.97)	(0.33)	7.55
Less distributions
From net investment income	—	(0.11)	(0.35)	(1.30)	(0.16)	—
From net realized gain	—	—	—	(1.18)	(3.79)	(0.38)
Total distributions	—	(0.11)	(0.35)	(2.48)	(3.95)	(0.38)
Net asset value, end of period	$27.58	$30.71	$25.62	$18.36	$38.81	$43.09
Total return (%)[4,5]	(10.19)[6]	20.32	41.35	(47.55)	(1.48)	21.04[6]

Ratios and supplemental data
Net assets, end of period (in millions)	$5	$5	$5	$4	$15	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	2.41[7]	2.47	2.69[8]	2.59	2.49	3.72[7]
Expenses net of fee waivers	2.30[7]	2.30	2.36[8]	2.43	2.40	2.39[7]
Expenses net of fee waivers and credits	2.30[7]	2.30	2.33[8]	2.40	2.40	2.39[7]
Net investment income (loss)	2.16[7]	0.62	0.60	1.69	0.28	(0.79)
Portfolio turnover (%)	19	39	44	54	50[9]	37

1 Unaudited.
2 The inception date for Class C shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Excludes merger activity.

See notes to financial statements	Semiannual report | International Core Fund	27

CLASS I SHARES Period ended	8-31-11[1]	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$30.94	$25.80	$18.45	$39.20	$43.43	$35.92
Net investment income[3]	0.50	0.45	0.35	0.94	0.55	0.16
Net realized and unrealized gain (loss)
on investments	(3.48)	5.12	7.63	(18.77)	(0.35)	7.73
Total from investment operations	(2.98)	5.57	7.98	(17.83)	0.20	7.89
Less distributions
From net investment income	—	(0.43)	(0.63)	(1.74)	(0.64)	—
From net realized gain	—	—	—	(1.18)	(3.79)	(0.38)
Total distributions	—	(0.43)	(0.63)	(2.92)	(4.43)	(0.38)
Net asset value, end of period	$27.96	$30.94	$25.80	$18.45	$39.20	$43.43
Total return (%)[4]	(9.63)[5]	21.73	43.10	(46.91)	(0.33)	21.99[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$336	$291	$84	$1	$3	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10[7]	1.12	1.06	2.37	2.34	12.52[7]
Expenses net of fee waivers	1.10[7]	1.12	1.06	1.18	1.18	1.20[7]
Expenses net of fee waivers and credits	1.10[7]	1.12	1.06	1.18	1.18	1.20[7]
Net investment income	3.28[7]	1.61	1.34	2.87	1.24	0.56[7]
Portfolio turnover (%)	19	39	44	54	50[8]	37

1 Unaudited.
2 The inception date for Class I shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Excludes merger activity.

CLASS R1 SHARES Period ended	8-31-11[1]	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$30.77	$25.67	$18.36	$38.94	$43.19	$35.92
Net investment income (loss)[3]	0.38	0.24	0.23	0.69	0.66	(0.03)
Net realized and unrealized gain (loss)
on investments	(3.46)	5.06	7.50	(18.54)	(0.69)	7.68
Total from investment operations	(3.08)	5.30	7.73	(17.85)	(0.03)	7.65
Less distributions
From net investment income	—	(0.20)	(0.42)	(1.55)	(0.43)	—
From net realized gain	—	—	—	(1.18)	(3.79)	(0.38)
Total distributions	—	(0.20)	(0.42)	(2.73)	(4.22)	(0.38)
Net asset value, end of period	$27.69	$30.77	$25.67	$18.36	$38.94	$43.19
Total return (%)[4]	(10.01)[5]	20.71	42.00	(47.16)	(0.82)	21.32[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.53[7]	6.88	8.85[8]	15.16	13.85	20.40[7]
Expenses net of fee waivers	1.89[7]	1.92	1.92[8]	2.10	1.70	1.94[7]
Expenses net of fee waivers and credits	1.89[7]	1.92	1.92[8]	1.70	1.70	1.94[7]
Net investment income (loss)	2.55[7]	0.90	0.92	2.21	1.48	(0.10)[7]
Portfolio turnover (%)	19	39	44	54	50[9]	37

1 Unaudited.
2 The inception date for Class R1 shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
9 Excludes merger activity.

28	International Core Fund | Semiannual report	See notes to financial statements

CLASS R3 SHARES Period ended	8-31-11[1]	2-28-11	2-28-10[2]

Per share operating performance

Net asset value, beginning of period	$30.94	$25.80	$23.33
Net investment income[3]	0.40	0.29	0.02
Net realized and unrealized gain (loss) on investments	(3.49)	5.08	2.90
Total from investment operations	(3.09)	5.37	2.92
Less distributions
From net investment income	—	(0.23)	(0.45)
Net asset value, end of period	$27.85	$30.94	$25.80
Total return (%)[4]	(9.99)[5]	20.87	12.40[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	33.51[7]	44.55	10.97[7]
Expenses net of fee waivers	1.79[7]	1.83	1.91[7]
Expenses net of fee waivers and credits	1.79[7]	1.83	1.91[7]
Net investment income	2.66[7]	1.05	0.10[7]
Portfolio turnover (%)	19	39	44

1 Unaudited.
2 The inception date for Class R3 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

CLASS R4 SHARES Period ended	8-31-11[1]	2-28-11	2-28-10[2]

Per share operating performance

Net asset value, beginning of period	$30.94	$25.80	$23.33
Net investment income[3]	0.45	0.37	0.08
Net realized and unrealized gain (loss) on investments	(3.50)	5.08	2.91
Total from investment operations	(3.05)	5.45	2.99
Less distributions
From net investment income	—	(0.31)	(0.52)
Net asset value, end of period	$27.89	$30.94	$25.80
Total return (%)[4]	(9.86)[5]	21.21	12.69[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	32.25[7]	44.22	10.71[7]
Expenses net of fee waivers	1.49[7]	1.53	1.61[7]
Expenses net of fee waivers and credits	1.49[7]	1.53	1.61[7]
Net investment loss	2.95[7]	1.34	0.40[7]
Portfolio turnover (%)	19	39	44

1 Unaudited.
2 The inception date for Class R4 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

See notes to financial statements	Semiannual report | International Core Fund	29

CLASS R5 SHARES Period ended	8-31-11[1]	2-28-11	2-28-10[2]

Per share operating performance

Net asset value, beginning of period	$30.94	$25.79	$23.33
Net investment income[3]	0.49	0.44	0.14
Net realized and unrealized gain (loss) on investments	(3.49)	5.10	2.91
Total from investment operations	(3.00)	5.54	3.05
Less distributions
From net investment income	—	(0.39)	(0.59)
Net asset value, end of period	$27.94	$30.94	$25.79
Total return (%)[4]	(9.70)[5]	21.59	12.95[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	15.90[7]	31.41	10.50[7]
Expenses net of fee waivers	1.19[7]	1.22	1.31[7]
Expenses net of fee waivers and credits	1.19[7]	1.22	1.31[7]
Net investment income	3.24[7]	1.58	0.70[7]
Portfolio turnover (%)	19	39	44

1 Unaudited.
2 The inception date for Class R5 shares is 5-22-09.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

CLASS 1 SHARES Period ended	8-31-11[1]	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$30.99	$25.84	$18.48	$39.22	$43.43	$40.56
Net investment income[3]	0.52	0.50	0.46	0.93	0.95	0.02
Net realized and unrealized gain (loss)
on investments	(3.50)	5.09	7.54	(18.74)	(0.72)	3.26
Total from investment operations	(2.98)	5.59	8.00	(17.81)	0.23	3.28
Less distributions
From net investment income	—	(0.44)	(0.64)	(1.75)	(0.65)	(0.03)
From net realized gain	—	—	—	(1.18)	(3.79)	(0.38)
Total distributions	—	(0.44)	(0.64)	(2.93)	(4.44)	(0.41)
Net asset value, end of period	$28.01	$30.99	$25.84	$18.48	$39.22	$43.43
Total return (%)[4]	(9.62)[5]	21.75	43.11	(46.83)	(0.25)	8.11[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$41	$47	$44	$34	$74	$82
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[6]	1.07	1.08[7]	1.10	1.16	1.23[6]
Expenses net of fee waivers	1.05[6]	1.07	1.07[7]	1.10	1.14	1.17[6]
Expenses net of all fee waivers and credits	1.05[6]	1.07	1.07[7]	1.10	1.14	1.17[6]
Net investment income	3.41[6]	1.83	1.83	2.88	2.09	0.16[6]
Portfolio turnover (%)	19	39	44	54	50[8]	37

1 Unaudited.
2 The inception date for Class 1 shares is 11-6-06.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
8 Excludes merger activity.

30	International Core Fund | Semiannual report	See notes to financial statements

CLASS NAV SHARES Period ended	8-31-11[1]	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$30.98	$25.82	$18.47	$39.21	$43.42	$39.18
Net investment income[3]	0.53	0.51	0.49	0.99	0.95	0.08
Net realized and unrealized gain (loss)
on investments	(3.51)	5.10	7.51	(18.78)	(0.70)	4.58
Total from investment operations	(2.98)	5.61	8.00	(17.79)	0.25	4.66
Less distributions
From net investment income	—	(0.45)	(0.65)	(1.77)	(0.67)	(0.04)
From net realized gain	—	—	—	(1.18)	(3.79)	(0.38)
Total distributions	—	(0.45)	(0.65)	(2.95)	(4.46)	(0.42)
Net asset value, end of period	$28.00	$30.98	$25.82	$18.47	$39.21	$43.42
Total return (%)[4]	(9.62)[5]	21.85	43.14	(46.80)	(0.20)	11.90[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$757	$920	$800	$603	$1,415	$1,244
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00[6]	1.02	1.04[7]	1.04	1.11	1.08[6]
Expenses net of fee waivers	1.00[6]	1.02	1.02[7]	1.04	1.08	1.08[6]
Expenses net of fee waivers and credits	1.00[6]	1.02	1.02[7]	1.04	1.08	1.08[6]
Net investment income	3.50[6]	1.87	1.99	3.06	2.09	0.38[6]
Portfolio turnover (%)	19	39	44	54	50[8]	37

1 Unaudited.
2 The inception date for Class NAV shares is 8-29-06.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
8 Excludes merger activity.

See notes to financial statements	Semiannual report | International Core Fund	31

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock International Core Fund (the Fund) is a diversified series of John Hancock Fund III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek high total return.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32	International Core Fund | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$75,989,224	—	$75,989,224	—
Austria	10,598,276	—	10,598,276	—
Belgium	11,158,073	—	11,158,073	—
Bermuda	1,575,428	—	1,575,428	—
Canada	41,410,503	$41,410,503	—	—
China	969,640	—	969,640	—
Denmark	14,382,526	—	14,382,526	—
Finland	10,854,665	—	10,854,665	—
France	173,907,708	—	173,907,708	—
Germany	111,020,345	—	111,020,345	—
Greece	5,533,011	—	5,533,011	—
Hong Kong	26,466,788	—	26,286,643	$180,145
Ireland	16,245,258	—	16,245,258	—
Israel	4,437,497	—	4,437,497	—
Italy	84,535,898	—	84,535,894	4
Japan	377,137,486	—	377,136,402	1,084
Netherlands	61,197,882	—	61,197,882	—
New Zealand	8,934,301	—	8,934,301	—
Norway	1,474,020	—	1,474,020	—
Portugal	1,690,126	—	1,690,126	—
Singapore	28,192,438	—	28,192,438	—
Spain	58,265,872	—	58,265,872	—
Sweden	23,630,386	—	23,630,386	—
Switzerland	71,914,633	—	71,914,633	—
United Kingdom	260,779,941	—	260,779,941	—
Venezuela	934,797	—	934,797	—
Preferred Securities
Germany	16,858,324	—	16,858,324	—
Securities Lending
Collateral	61,038,752	61,038,752	—	—
Short-Term Investments	51,212,459	51,212,459	—	—

Total Investments in
Securities	$1,612,346,257	$153,661,714	$1,458,503,310	$181,233
Other Financial
Instruments
Futures	($12,709,906)	$12,709,906	—	—
Forward Foreign Currency
Contracts	($1,255,758)	—	($1,255,758)	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended August 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last

Semiannual report | International Core Fund	33

quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

34	International Core Fund | Semiannual report

Foreign taxes. The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended August 31, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $208,228,163 available to offset future net realized capital gains as of February 28, 2011. The following table details the capital loss carryforward available as of February 28, 2011.

CAPITAL LOSS CARRYFORWARD EXPIRING AT FEBRUARY 28
2017	2018	2019

$18,555,069	$182,628,123	$7,044,971

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Semiannual report | International Core Fund	35

As of February 28, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies, wash sale loss deferrals and derivative transactions.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and-or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

36	International Core Fund | Semiannual report

During the six months ended August 31, 2011, the Fund used futures contracts to gain market exposure. The following table summarizes the contracts held at August 31, 2011. During the six months ended August 31, 2011, the Fund held futures contracts with absolute notional values ranging from $133.8 million to $138.3 million, as measured at each quarter end.

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	(DEPRECIATION)

DAX Index Futures	101	Long	Sep 2011	$21,010,352	($5,226,670)
FTSE 100 Index	172	Long	Sep 2011	15,038,123	(1,245,308)
Futures
FTSE MIB Index	242	Long	Sep 2011	27,014,578	(7,572,456)
Futures
SGX MSCI Singapore	54	Long	Sep 2011	2,950,428	129,765
Index Futures
TOPIX Index Futures	99	Long	Sep 2011	9,968,525	(438,852)
ASX SPI 200 Index	211	Short	Sep 2011	(24,184,444)	1,316,144
Futures
S&P TSE 60 Index	131	Short	Sep 2011	(19,460,717)	327,471
Futures
Total					($12,709,906)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended August 31, 2011, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at August 31, 2011. During the six months ended August 31, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging from $274.9 million to $490.1 million, as measured at each quarter end.

Semiannual report | International Core Fund	37

	PRINCIPAL	PRINCIPAL AMOUNT			UNREALIZED
	AMOUNT COVERED	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

BUYS
CHF	3,391,455	$4,435,171	Morgan Stanley	10-21-11	($219,910)
			Capital Services, Inc.
CHF	1,695,728	2,215,418	Royal Bank of	10-21-11	(107,788)
			Scotland PLC
GBP	7,249,062	11,844,975	Bank of America N.A.	10-21-11	(84,139)
GBP	3,464,002	5,672,476	Brown Brothers	10-21-11	(52,500)
			Harriman & Company
GBP	5,400,000	8,840,880	JPMorgan Chase Bank	10-21-11	(79,952)
GBP	10,834,126	17,731,564	Mellon Bank NA	10-21-11	(154,341)
GBP	10,412,804	17,047,520	Morgan Stanley	10-21-11	(153,848)
			Capital Services, Inc.
GBP	8,260,364	13,511,874	Royal Bank of	10-21-11	(110,308)
			Scotland PLC
HKD	41,093,478	5,276,580	Barclays Bank PLC	10-21-11	4,021
			Wholesale
HKD	105,805,753	13,586,875	Brown Brothers	10-21-11	9,393
			Harriman & Company
HKD	24,623,000	3,161,740	JPMorgan Chase Bank	10-21-11	2,369
HKD	41,093,478	5,276,982	Morgan Stanley	10-21-11	3,619
			Capital Services, Inc.
HKD	122,006,671	15,672,321	State Street Bank &	10-21-11	5,800
			Trust Company
SGD	26,662,857	22,148,909	Bank of America N.A.	10-21-11	(2,539)
SGD	13,331,429	11,094,731	Barclays Bank PLC	10-21-11	(21,546)
SGD	1,942,000	1,612,984	JPMorgan Chase Bank	10-21-11	56
SGD	3,337,439	2,774,552	Mellon Bank NA	10-21-11	(2,450)
SGD	3,752,879	3,118,188	Royal Bank of	10-21-11	(1,018)
			Scotland PLC
SGD	2,906,439	2,415,792	State Street Bank &	10-21-11	(1,682)
			Trust Company
		$167,439,532			($966,760)
SELLS
CAD	20,008,895	$20,272,190	Bank of America N.A.	10-21-11	($136,597)
CAD	9,827,877	9,957,595	Morgan Stanley	10-21-11	(66,700)
			Capital Services, Inc.
CAD	5,669,549	5,741,135	Royal Bank of	10-21-11	(41,724)
			Scotland PLC
DKK	56,230,617	10,835,480	Royal Bank of	10-21-11	(1,938)
			Scotland PLC
DKK	16,722,152	3,222,889	State Street Bank &	10-21-11	1
			Trust Company
EUR	2,149,000	3,104,246	JPMorgan Chase Bank	10-21-11	19,148
EUR	11,826,353	16,975,784	State Street Bank &	10-21-11	(2,092)
			Trust Company
GBP	5,061,000	8,306,240	Morgan Stanley	10-21-11	95,303
			Capital Services, Inc.
NZD	4,771,542	4,098,134	JPMorgan Chase Bank	10-21-11	47,597
NZD	3,623,763	2,989,007	Royal Bank of	10-21-11	(87,187)
			Scotland PLC
SEK	14,372,530	2,223,301	Bank of America N.A.	10-21-11	(37,069)
YEN	342,577,105	4,459,188	Deutsche Bank AG	10-21-11	(16,791)

38	International Core Fund | Semiannual report

	PRINCIPAL	PRINCIPAL AMOUNT			UNREALIZED
	AMOUNT COVERED	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	BY CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

SELLS (continued)
YEN	2,660,844,633	$34,708,329	JPMorgan Chase Bank	10-21-11	($57,230)
YEN	152,430,105	1,987,873	Mellon Bank NA	10-21-11	(3,719)
		$128,881,390			($288,998)

Currency Abbreviation

CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
YEN	Japanese Yen

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at August 31, 2011 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Receivable for futures	Futures†	$1,773,380	($14,483,286)
Foreign exchange	Receivable-payable for	Forward foreign	187,308	(1,443,066)
contracts	forward foreign	currency contracts
	currency contracts
Total			$1,960,688	($15,926,352)

†Reflects cumulative appreciation-deprecation of futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2011:

			FOREIGN
	STATEMENT OF	FUTURES	CURRENCY
RISK	OPERATIONS LOCATION	CONTRACTS	TRANSACTION*	TOTAL

Equity contracts	Net realized	$1,157,124	—	$1,157,124
	gain (loss)
Foreign exchange	Net realized
contracts	gain (loss)	—	($5,121,221)	($5,121,221)
Total		$1,157,124	($5,121,221)	($3,964,097)

*Reflects gain-loss associated with forward foreign currency contracts is included in the caption on the Statement of operations.

Semiannual report | International Core Fund	39

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2011:

			TRANSLATION
			OF ASSETS
			AND LIABILITIES
	STATEMENT OF	FUTURES	IN FOREIGN
RISK	OPERATIONS LOCATION	CONTRACTS	CURRENCIES*	TOTAL

Equity contracts	Change in unrealized	($14,659,511)	—	($14,659,511)
	appreciation (depreciation)
Foreign exchange	Change in unrealized
contracts	appreciation (depreciation)	—	($411,132)	($411,132)
Total		($14,659,511)	($411,132)	($15,070,643)

*Change in unrealized appreciation-depreciation associated with forward foreign currency contracts is included in the caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: a) 0.920% of the first $100,000,000 of the Fund’s average daily net assets; b) 0.895% of the next $900,000,000; c) 0.880% of the next $1,000,000,000; d) 0.850% of the next $1,000,000,000; e) 0.825% of the next $1,000,000,000; and f) 0.800% of the Fund’s average daily net asset in excess of $4,000,000,000. The Adviser has a subadvisory agreement with Grantham, Mayo Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended August 31, 2011 were equivalent to an annual effective rate of 0.88% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and-or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and-or reimbursements are such that these expenses will not exceed 1.60%, 2.30%, 2.30%, 1.24%, 1.90%, 1.80%, 1.50%, 1.20% and 1.15% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5 and Class 1 shares, respectively. The fee waivers and-or reimbursements will continue in effect until June 30, 2012. Prior to July 1, 2011, the fee waivers and-or reimbursements were such that these expenses did not exceed 1.60%, 2.30%, 2.30%, 1.14%, 1.89%, 1.79%, 1.49%, 1.19% and 1.10% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5 and Class 1, respectively.

40	International Core Fund | Semiannual report

Accordingly, these expense reductions amounted to $2,629, $2,972, $5,290, $5,157, $5,168 and $5,180 for Class B, Class C, Class R1, Class R3, Class R4 and Class R5, respectively, for the six months ended August 31, 2011.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended August 31, 2011, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEES	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $22,508 for the six months ended August 31, 2011. Of this amount, $3,316 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $15,838 was paid as sales commissions to broker-dealers and $3,354 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2011, CDSCs received by the Distributor amounted to $2,427 and $113 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses

Semiannual report | International Core Fund	41

that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and-or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$615,999	$343,257	$11,903	$139,852
Class B	24,475	4,059	4,855	1,109
Class C	26,262	4,365	5,331	1,183
Class I	—	108,015	19,221	37,577
Class R1	699	34	5,451	126
Class R3	81	5	5,182	20
Class R4	42	5	5,182	25
Class R5	3	10	5,182	54
Class 1	11,485	—	—	—
Total	$679,046	$459,750	$62,307	$179,946

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended August 31, 2011 and for the year ended February 28, 2011 were as follows:

	Six months ended 8-31-11		Year ended 2-28-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	7,123,938	$216,568,103	4,988,845	$135,149,591
Distributions reinvested	2	44	107,875	3,096,325
Repurchased	(2,325,986)	(68,303,819)	(3,062,983)	(83,492,001)

Net increase	4,797,954	$148,264,328	2,033,737	$54,753,915

Class B shares

Sold	10,413	$317,017	16,897	$459,057
Distributions reinvested	—	—	657	18,794
Repurchased	(39,096)	(1,170,028)	(89,983)	(2,431,531)

Net decrease	(28,683)	($853,011)	(72,429)	($1,953,680)

Class C shares

Sold	12,118	$365,315	42,245	$1,142,066
Distributions reinvested	—	—	552	15,791
Repurchased	(18,830)	(555,251)	(70,516)	(1,901,411)

Net decrease	(6,712)	($189,936)	(27,719)	($743,554)

42	International Core Fund | Semiannual report

	Six months ended 8-31-11		Year ended 2-28-11
	Shares	Amount	Shares	Amount
Class I shares

Sold	3,628,385	$109,330,751	7,465,309	$205,795,143
Distributions reinvested	—	—	125,109	3,598,127
Repurchased	(983,915)	(29,533,090)	(1,435,344)	(40,176,056)

Net increase	2,644,470	$79,797,661	6,155,074	$169,217,214

Class R1 shares

Sold	546	$16,236	1,366	$35,353
Distributions reinvested	—	—	51	1,465
Repurchased	(378)	(11,316)	(323)	(8,639)

Net increase	168	$4,920	1,094	$28,179

Class R4 shares

Sold	42	$1,244	16	$504
Repurchased	—	—	—	—

Net increase	42	$1,244	16	$504

Class R5 shares

Sold	179	$5,409	959	$27,352
Distributions reinvested	—	—	9	255
Repurchased	—	—	—	(8)

Net increase	179	$5,409	968	$27,599

Class 1 shares

Sold	69,888	$2,141,404	125,007	$3,404,068
Distributions reinvested	—	—	23,310	671,339
Repurchased	(127,889)	(3,839,862)	(312,147)	(8,546,125)

Net decrease	(58,001)	($1,698,458)	(163,830)	($4,470,718)

Class NAV shares

Sold	1,279,796	$37,366,130	3,439,057	$88,261,114
Distributions reinvested	—	—	452,550	13,024,392
Repurchased	(3,951,512)	(121,890,312)	(5,176,286)	(138,574,310)

Net decrease	(2,671,716)	($84,524,182)	(1,284,679)	($37,288,804)

Net increase	4,677,701	$140,807,975	6,642,232	$179,570,655

There were no Fund share transactions for the six months ended August 31, 2011 for Class R3 shares.

Affiliates of the Fund owned 46%, 100%, 95% and 45% of shares of beneficial interest of Class R1, Class R3, Class R4 and Class R5, respectively, on August 31, 2011.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $451,871,334 and $304,782,170, respectively, for the six months ended August 31, 2011.

Semiannual report | International Core Fund	43

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock International Core Fund (the Fund), a series of John Hancock Funds III, met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Grantham, Mayo, Van Otterloo & Co. LLC (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having

44	International Core Fund | Semiannual report

similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliate’s policies and procedures for assuring compliance with applicable laws and regulations.

Semiannual report | International Core Fund	45

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

International Core Fund Class A	9.11%	–7.79%	1.74%	—
Foreign Large Value Category Average	7.93%	–6.72%	2.52%	—
MSCI EAFE NR Index	7.75%	–7.02%	2.46%	—

The Board noted that, although the Fund had underperformed its Category’s average performance and its benchmark index’s performance over the two longer comparison periods, the Fund’s performance had recently improved. The Board concluded that the Adviser and Subadviser were taking steps to address the underperformance which the Board would continue to monitor.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components,

46	International Core Fund | Semiannual report

including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the Adviser’s contractual fee waiver/expense reimbursement agreement into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was seven basis points above the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2010 financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	FUND (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.89%	0.82%
Gross Expense Ratio	1.57%	1.53%
Net Expense Ratio	1.57%	1.49%

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s expense ratio at 1.60% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2012. The Board favorably considered the potential impact of this contractual agreement toward ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected the new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s length basis. For this reason, the Subadviser’s separate profitability from its relationship with the Fund was not a factor in determining whether to renew the Subadvisory Agreement. In evaluating overall fees for investment management, the Board recognized the inherently higher cost structure of subadvised funds.

Semiannual report | International Core Fund	47

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and, in the case of the Adviser, the engagement of its affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement between the Adviser and Subadviser with respect to the Fund was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

48	International Core Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Charles L. Ladner,* Vice Chairman	Grantham, Mayo, Van Otterloo & Co. LLC
Stanley Martin*
Hugh McHaffie†	Principal distributor
Dr. John A. Moore*#	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 9-13-11

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | International Core Fund	49

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Core Fund.	660SA 8/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/11

John Hancock

MUTUAL FUNDS

John Hancock
International Growth Fund

Semiannual Report
8.31.11

A look at performance

Total returns for the period ended August 31, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A	10.09	–0.62	—	1.32	–10.64	10.09	–3.06	—	7.07

Class B	10.01	–0.71	—	1.38	–10.95	10.01	–3.48	—	7.44

Class C	13.96	–0.37	—	1.53	–7.25	13.96	–1.84	—	8.27

Class I2	16.39	0.87	—	2.78	–5.70	16.39	4.41	—	15.43

Class 1[2]	16.41	0.87	—	2.80	–5.71	16.41	4.44	—	15.51

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I and Class 1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-12 for Class A, Class B and Class C shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. For Class I and Class 1 shares the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class 1
Net (%)	1.60	2.30	2.30	1.17	1.13
Gross (%)	1.63	4.10	3.41	1.17	1.13

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

6	International Growth Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index 1	Index 2

Class B	6-12-06	$10,842	$10,744	$11,020	$10,303

Class C4	6-12-06	10,827	10,827	11,020	10,303

Class I [2]	6-12-06	11,543	11,543	11,020	10,303

Class 1 [2]	6-12-06	11,551	11,551	11,020	10,303

MSCI EAFE Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure equity performance of developed markets.

MSCI EAFE Growth Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 From 6-12-06.

2 For certain types of investors, as described in the Fund’s Class I and Class 1 shares prospectuses.

3 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in different classes and the fee structure of those classes.

4 No contingent deferred sales charge is applicable.

Semiannual report | International Growth Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2011 with the same investment held until August 31, 2011.

	Account value	Ending value	Expenses paid during
	on 3-1-11	on 8-31-11	period ended 8-31-11[1]

Class A	$1,000.00	$940.40	$7.66

Class B	1,000.00	937.40	11.49

Class C	1,000.00	936.90	11.49

Class I	1,000.00	943.00	5.62

Class 1	1,000.00	942.90	5.47

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	International Growth Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2011, with the same investment held until August 31, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-11	on 8-31-11	period ended 8-31-11[1]

Class A	$1,000.00	$1,017.30	$7.96

Class B	1,000.00	1,013.30	11.94

Class C	1,000.00	1,013.30	11.94

Class I	1,000.00	1,019.40	5.84

Class 1	1,000.00	1,019.60	5.69

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.57%, 2.36%, 2.36%, 1.15% and 1.12% for Class A, Class B, Class C, Class I and Class 1 shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual report | International Growth Fund	9

Portfolio summary

Top 10 Holdings (22.4% of Net Assets on 8-31-11)[1]

Roche Holdings AG	4.0%	BASF SE	1.7%

Nestle SA	3.3%	Novartis AG	1.6%

GlaxoSmithKline PLC	3.2%	Novo Nordisk A/S	1.6%

British American Tobacco PLC	2.5%	SAP AG	1.4%

BHP Billiton, Ltd.	1.8%	Rio Tinto PLC	1.3%

Sector Composition[2,3]

Health Care	17%	Information Technology	7%

Industrials	16%	Energy	5%

Consumer Staples	14%	Telecommunication Services	4%

Consumer Discretionary	13%	Utilities	3%

Materials	11%	Short-Term Investment & Other	2%

Financials	8%

1 As a percentage of net assets on 8-31-11. Cash and cash equivalents not included.

2 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 As a percentage of net assets on 8-31-11.

10	International Growth Fund | Semiannual report

Fund’s investments

As of 8-31-11 (unaudited)

	Shares	Value

Common Stocks 97.21%		$251,179,376

(Cost $238,060,168)

Australia 5.06%		13,084,539

BHP Billiton, Ltd.	107,286	4,564,930

BlueScope Steel, Ltd.	81,096	71,603

Coca-Cola Amatil, Ltd.	27,760	350,391

Cochlear, Ltd.	3,748	304,190

CSL, Ltd.	18,230	550,224

Iluka Resources, Ltd.	18,052	319,887

JB Hi-Fi, Ltd. (L)	7,072	112,454

National Australia Bank, Ltd.	25,704	655,807

Qantas Airways, Ltd. (I)	57,171	96,071

Rio Tinto, Ltd.	2,751	214,690

Telstra Corp., Ltd.	133,233	432,394

Wesfarmers, Ltd.	47,701	1,573,653

Westpac Banking Corp.	33,741	746,691

Woodside Petroleum, Ltd.	22,007	831,750

Woolworths, Ltd.	83,638	2,259,804

Austria 0.29%		740,124

Andritz AG	2,881	267,322

Immofinanz AG (I)	39,303	140,706

Immofinanz AG — Escrow Shares (I)(L)	49,581	0

Raiffeisen Bank International AG (L)	2,773	115,485

Voestalpine AG	5,642	216,611

Belgium 0.56%		1,433,710

Bekaert SA (L)	4,005	226,989

Colruyt SA	9,285	485,881

Mobistar SA	3,863	251,176

Telenet Group Holding NV (I)	5,111	206,856

Umicore SA	5,450	262,808

Bermuda 0.05%		138,186

Alliance Oil Company, Ltd., ADR (I)	6,651	82,926

Golden Ocean Group, Ltd. (L)	63,400	55,260

Canada 3.62%		9,354,874

Agrium, Inc.	2,200	188,661

Barrick Gold Corp.	6,000	305,422

BCE, Inc.	6,300	253,338

Canadian National Railway Company	25,000	1,838,813

See notes to financial statements	Semiannual report | International Growth Fund	11

	Shares	Value
Canada (continued)

Cenovus Energy, Inc.	5,600	$202,430

Enbridge, Inc. (L)	21,500	713,520

Imperial Oil, Ltd.	8,700	356,777

Magna International, Inc. (L)	8,000	303,809

Potash Corp. of Saskatchewan, Inc.	18,900	1,089,650

Research In Motion, Ltd. (I)	12,700	410,840

Rogers Communications, Inc., Class B (L)	10,100	392,016

Saputo, Inc.	7,400	305,128

Shaw Communications, Inc., Class B	11,900	272,194

Shoppers Drug Mart Corp. (L)	8,700	353,313

Silver Wheaton Corp.	11,800	467,638

Suncor Energy, Inc.	25,000	801,082

Teck Resources, Ltd., Class B	6,400	284,285

Valeant Pharmaceuticals International, Inc.	18,202	815,958

China 0.06%		145,782

Yangzijiang Shipbuilding Holdings, Ltd.	152,000	145,782

Denmark 1.91%		4,932,891

Danske Bank A/S (I)	15,321	226,928

Novo Nordisk A/S	38,433	4,096,666

Novozymes A/S, Class B	4,160	609,297

Finland 0.70%		1,810,920

Kone Oyj	11,134	657,903

Metso Oyj	7,475	283,356

Nokian Renkaat Oyj	6,062	224,744

Sampo Oyj, Class A	4,015	114,792

UPM-Kymmene Oyj	18,555	243,248

Wartsila Oyj	10,348	286,877

France 6.68%		17,255,227

Air France KLM (I)	12,967	127,566

Air Liquide SA	2,323	301,442

Alcatel-Lucent (I)	157,750	578,484

Arkema	5,219	405,011

BNP Paribas	15,222	781,831

Bureau Veritas SA	4,684	381,456

Carrefour SA	20,065	533,876

Christian Dior SA	1,369	198,370

Cie de Saint-Gobain SA	24,470	1,227,228

Cie Generale d’Optique Essilor International SA	9,030	692,258

Cie Generale des Etablissements Michelin	6,406	469,031

Credit Agricole SA (L)	12,558	122,964

Danone SA	12,892	879,655

Dassault Systemes SA	3,681	298,275

Eutelsat Communications	7,976	354,615

Faurecia	4,639	135,322

ICADE	1,888	191,153

L’Oreal SA	7,961	866,488

Legrand SA, ADR	6,198	246,061

12	International Growth Fund | Semiannual report	See notes to financial statements

	Shares	Value
France (continued)

LVMH Moet Hennessy Louis Vuitton SA	5,051	$855,493

Neopost SA	2,074	149,263

Peugeot SA	9,025	275,539

Renault SA	16,658	677,842

Safran SA	8,249	320,116

Sanofi	35,596	2,589,718

Schneider Electric SA	7,921	1,058,800

SEB SA	1,638	162,304

Societe Generale	7,144	238,518

Technip SA	3,169	309,263

Total SA	4,647	226,859

Unibail-Rodamco SE	942	203,660

Valeo SA	6,136	323,211

Vinci SA	10,840	564,495

Wendel SA	3,040	258,111

Zodiac SA	3,122	250,949

Germany 8.73%		22,566,343

Adidas AG	8,553	594,393

Aixtron Bank AG (L)	7,701	172,571

Allianz SE	2,113	217,937

Aurubis AG	4,419	258,915

BASF SE	60,911	4,334,709

Bayerische Motoren Werke (BMW) AG	19,926	1,610,172

Beiersdorf AG	4,055	238,071

Bilfinger Berger SE	4,198	351,489

Continental AG (I)	4,382	322,443

Daimler AG	17,203	928,534

Deutsche Boerse AG (I)	2,809	162,379

Deutsche Lufthansa AG	23,427	395,906

Fielmann AG	1,161	123,842

Fraport AG, ADR	2,764	193,063

Fresenius Medical Care AG	3,065	208,010

Fresenius SE & Company KGaA	2,993	309,287

GEA Group AG	16,153	471,852

Hochtief AG	2,550	181,093

Infineon Technologies AG	80,378	681,907

K&S AG	8,543	600,601

Kabel Deutschland Holding AG (I)	5,239	293,188

Kloeckner & Company SE	10,548	174,411

Lanxess AG	9,105	567,200

Leoni AG	3,306	141,531

Linde AG	4,377	668,972

MAN SE	5,126	669,973

Merck KGaA	3,672	329,005

Metro AG	5,459	239,691

Rheinmetall AG	2,271	150,645

SAP AG	66,262	3,612,771

Siemens AG	13,761	1,416,318

See notes to financial statements	Semiannual report | International Growth Fund	13

	Shares	Value
Germany (continued)

Software AG	6,690	$294,185

Stada Arzneimittel AG	3,905	137,466

Suedzucker AG	10,666	372,818

ThyssenKrupp AG	11,771	396,862

Volkswagen AG	3,610	548,378

Wincor Nixdorf AG	3,517	195,755

Greece 0.16%		421,779

Alpha Bank AE (I)	14,196	46,017

EFG Eurobank Ergasias SA (I)	14,671	33,667

National Bank of Greece SA (I)	29,260	129,624

OPAP SA	17,418	212,471

Hong Kong 3.44%		8,877,874

AIA Group, Ltd.	262,600	931,705

BOC Hong Kong Holdings, Ltd.	79,500	219,516

Cheung Kong Holdings, Ltd.	22,000	310,315

CLP Holdings, Ltd.	110,500	1,024,177

Esprit Holdings, Ltd. (I)	83,663	235,030

Galaxy Entertainment Group, Ltd. (I)	155,000	389,662

Hang Seng Bank, Ltd.	46,000	680,655

Hong Kong & China Gas Company, Ltd.	434,505	1,024,113

Hong Kong Exchanges & Clearing, Ltd.	37,400	702,566

Hutchison Whampoa, Ltd.	138,000	1,329,344

Jardine Matheson Holdings, Ltd.	6,000	332,014

Power Assets Holdings, Ltd.	85,500	662,587

SJM Holdings, Ltd.	142,000	327,702

Sun Hung Kai Properties, Ltd.	8,000	113,171

Swire Pacific, Ltd., Class A	34,500	459,984

Xinyi Glass Holdings Company, Ltd.	228,000	135,333

Ireland 1.11%		2,867,555

CRH PLC	27,713	492,924

Experian PLC	79,517	907,817

Shire PLC	45,433	1,466,783

WPP PLC	3	31

Israel 0.06%		166,270

Israel Chemicals, Ltd.	11,591	166,270

Italy 0.45%		1,169,811

Assicurazioni Generali SpA	5,014	90,578

Enel SpA	142,192	694,264

Mediobanca SpA	16,159	149,083

Saipem SpA	5,270	235,886

Japan 19.31%		49,898,194

Asahi Glass Company, Ltd.	18,000	176,427

Astellas Pharma, Inc.	6,100	230,968

Bridgestone Corp.	18,400	410,062

Canon, Inc.	67,300	3,177,761

Central Japan Railway Company, Ltd.	13	108,233

Chugai Pharmaceutical Company, Ltd.	26,900	471,617

14	International Growth Fund | Semiannual report	See notes to financial statements

	Shares	Value
Japan (continued)

Daihatsu Motor Company, Ltd.	12,000	$200,724

Daiichi Sankyo Company, Ltd.	11,100	222,037

Daito Trust Construction Company, Ltd.	13,000	1,206,955

Dena Company, Ltd.	11,900	617,826

Denso Corp.	10,100	323,158

DIC Corp.	79,000	172,963

Eisai Company, Ltd.	13,000	553,527

FamilyMart Company, Ltd.	3,800	139,975

FANUC Corp.	11,700	1,952,411

Fast Retailing Company, Ltd.	3,500	667,710

Fuji Heavy Industries, Ltd.	44,000	276,616

Fujitsu, Ltd.	24,000	122,136

Hirose Electric Company, Ltd.	2,700	253,200

Hisamitsu Pharmaceutical Company, Inc.	10,900	463,358

Hitachi, Ltd.	281,000	1,522,419

Honda Motor Company, Ltd.	64,100	2,094,450

Hoya Corp.	32,900	724,378

Idemitsu Kosan Company, Ltd.	1,300	136,371

Inpex Corp.	202	1,369,238

Ishikawajima-Harima Heavy Industries Company, Ltd.	117,000	296,437

Isuzu Motors, Ltd.	88,000	393,300

Itochu Corp.	12,700	137,450

Japan Tobacco, Inc.	88	379,958

JGC Corp.	11,000	313,246

JX Holdings, Inc.	63,300	401,486

K’s Holding Corp.	3,200	140,561

Kao Corp.	46,000	1,221,079

Kawasaki Heavy Industries, Ltd.	63,000	190,680

Kawasaki Kisen Kaisha, Ltd. (I)	55,000	142,315

KDDI Corp.	172	1,292,004

Keyence Corp.	4,100	1,103,861

Kintetsu Corp. (L)	51,000	194,141

Kobe Steel, Ltd.	45,000	84,279

Komatsu, Ltd.	72,200	1,921,632

Kurita Water Industries, Ltd.	5,300	140,734

Lawson, Inc.	6,100	331,802

Makita Corp.	9,200	383,577

Marubeni Corp.	75,000	476,778

Mazda Motor Corp. (I)	81,000	174,322

Mitsubishi Chemical Holdings Corp.	101,500	714,857

Mitsubishi Corp.	5,200	125,239

Mitsubishi Electric Corp.	52,000	521,328

Mitsubishi Estate Company, Ltd.	11,000	181,905

Mitsubishi Heavy Industries, Ltd.	104,000	442,730

Mitsui & Company, Ltd.	45,000	773,685

Mitsui O.S.K. Lines, Ltd.	33,000	140,096

Murata Manufacturing Company, Ltd.	10,100	620,495

Nabtesco Corp.	6,900	154,180

See notes to financial statements	Semiannual report | International Growth Fund	15

	Shares	Value
Japan (continued)

Nidec Corp.	3,500	$306,522

Nintendo Company, Ltd.	4,400	775,779

Nissan Motor Company, Ltd.	91,100	836,893

Nitori Holdings Company, Ltd.	5,800	595,658

Nitto Denko Corp.	10,300	403,120

Nomura Research Institute, Ltd.	8,300	188,749

NSK, Ltd.	22,000	176,615

NTT DoCoMo, Inc.	554	1,008,267

Odakyu Electric Railway Company, Ltd.	42,000	374,454

Olympus Corp.	6,400	187,118

Ono Pharmaceutical Company, Ltd.	2,200	127,309

Oriental Land Company, Ltd.	4,300	426,494

ORIX Corp.	880	79,830

Rakuten, Inc.	259	291,787

Resona Holdings, Inc.	70,800	322,907

Ricoh Company, Ltd.	29,000	263,763

Sankyo Company, Ltd.	2,600	133,667

Santen Pharmaceutical Company, Ltd.	6,500	258,047

Sawai Pharmaceutical Company, Ltd.	2,500	256,145

Secom Company, Ltd.	13,200	612,687

SEGA SAMMY HOLDINGS, INC.	10,900	253,451

Shimamura Company, Ltd.	1,900	189,828

Shimizu Corp.	28,000	126,074

Shin-Etsu Chemical Company, Ltd.	9,200	466,360

Shionogi & Company, Ltd.	12,600	203,623

Shiseido Company, Ltd.	18,000	343,958

SMC Corp.	3,400	540,643

Softbank Corp.	20,700	690,760

Stanley Electric Company, Ltd.	12,400	178,968

Sumitomo Corp.	28,900	377,504

Sysmex Corp.	6,400	241,738

Takeda Pharmaceutical Company, Ltd.	48,400	2,344,737

Teijin, Ltd.	39,000	149,990

Terumo Corp.	15,500	819,385

THK Company, Ltd.	6,700	138,728

Toray Industries, Inc.	123,000	929,635

Toshiba Corp.	47,000	205,518

Toyota Tsusho Corp.	12,100	202,917

Trend Micro, Inc.	9,500	300,673

Tsumura & Company, Ltd.	6,200	192,146

Unicharm Corp.	13,000	616,039

Yahoo! Japan Corp.	1,876	606,818

Yamada Denki Company, Ltd.	11,230	823,419

Yamato Kogyo Company, Ltd.	4,200	108,639

Zeon Corp.	23,000	232,155

16	International Growth Fund | Semiannual report	See notes to financial statements

	Shares	Value
Luxembourg 0.35%		$906,257

Millicom International Cellular SA	3,600	404,118

Oriflame Cosmetics SA	3,026	136,286

SES SA	13,389	365,853

Macau 0.38%		968,785

Sands China, Ltd. (I)	168,400	531,131

Wynn Macau, Ltd.	135,600	437,654

Mexico 0.17%		438,024

Fresnillo PLC	12,854	438,024

Netherlands 2.50%		6,470,637

Aegon NV (I)	30,018	134,491

ASML Holding NV	7,445	263,596

European Aeronautic Defence & Space Company	9,012	285,808

ING Groep NV (I)	34,902	304,284

Koninklijke (Royal) KPN NV	72,802	1,030,922

Reed Elsevier NV	29,050	343,137

Royal Dutch Shell PLC (London Stock Exchange)	7,893	264,499

Royal Dutch Shell PLC, B Shares	50,212	1,693,391

Unilever NV (L)	63,545	2,150,509

Norway 0.42%		1,078,431

Norsk Hydro ASA	20,011	121,672

Telenor ASA	6,900	115,754

TGS Nopec Geophysical Company ASA	10,055	251,980

Yara International ASA	10,709	589,025

Singapore 2.38%		6,153,566

CapitaCommercial Trust	157,000	155,456

Cosco Corp. Singapore, Ltd.	161,000	149,102

Ezra Holdings, Ltd.	103,000	84,724

Genting Singapore PLC (I)	156,000	215,694

Golden Agri-Resources, Ltd.	773,000	423,667

Hyflux, Ltd.	82,500	118,519

Keppel Corp., Ltd.	103,400	798,550

Midas Holdings, Ltd.	131,000	51,133

Oversea-Chinese Banking Corp., Ltd.	355	2,579

SembCorp Industries, Ltd.	65,000	232,645

SembCorp Marine, Ltd.	105,000	354,889

Singapore Airport Terminal Services, Ltd.	76,000	143,071

Singapore Exchange, Ltd.	79,000	459,878

Singapore Post, Ltd.	183,000	161,032

Singapore Press Holdings, Ltd.	207,000	653,182

Singapore Technologies Engineering, Ltd.	218,000	532,220

Singapore Telecommunications, Ltd. (Board Lot 10)	430,000	1,110,491

SMRT Corp., Ltd.	89,000	133,703

StarHub, Ltd.	51,000	122,158

Wilmar International, Ltd.	57,000	250,873

See notes to financial statements	Semiannual report | International Growth Fund	17

	Shares	Value
Spain 1.14%		$2,936,843

Acciona SA	1,734	162,111

Distribuidora Internacional De Alimentacion SA (I)	13,625	58,717

Enagas SA	5,176	108,602

Inditex SA	16,980	1,451,132

Red Electrica De Espana	9,031	444,471

Repsol YPF SA	16,655	479,984

Telefonica SA	11,096	231,826

Sweden 4.16%		10,736,445

Alfa Laval AB	24,884	488,345

Assa Abloy AB, Series B	7,285	168,978

Atlas Copco AB, Series A	52,290	1,176,426

Atlas Copco AB, Series B (I)	37,286	749,308

Boliden AB	16,459	226,510

Elekta AB, Series B	9,080	339,944

Hennes & Mauritz AB, B Shares	64,875	2,017,648

Hexagon AB	15,807	267,464

Investor AB, B Shares	30,781	605,043

Kinnevik Investment AB	8,028	171,306

Lundin Petroleum AB (I)	11,701	177,025

Sandvik AB	26,154	349,191

Scania AB, Series B	30,888	558,153

Skandinaviska Enskilda Banken AB, Series A	54,899	324,914

SKF AB, B Shares	35,121	828,201

Swedbank AB, Class A	51,380	705,664

Swedish Match AB	10,623	384,722

Telefonaktiebolaget LM Ericsson, B Shares	60,550	679,311

Volvo AB, Series B	41,703	518,292

Switzerland 10.83%		27,979,443

ABB, Ltd. (I)	9,486	201,921

Cie Financiere Richemont SA	11,055	641,415

Geberit AG (I)	2,081	435,989

Kuehne & Nagel International AG	2,062	286,691

Nestle SA	137,157	8,492,717

Nobel Biocare Holding AG (I)	7,730	98,092

Novartis AG	72,406	4,231,020

Roche Holdings AG	60,225	10,542,416

SGS SA	331	614,412

STMicroelectronics NV	36,056	239,141

Swisscom AG	405	181,484

Syngenta AG (I)	1,005	318,251

Wolseley PLC	19,212	499,414

Xstrata PLC	68,350	1,196,480

United Kingdom 22.65%		58,533,028

Aberdeen Asset Management PLC	59,804	194,317

Admiral Group PLC	27,988	620,187

Aggreko PLC	37,371	1,173,020

AMEC PLC	22,961	340,372

18	International Growth Fund | Semiannual report	See notes to financial statements

	Shares	Value
United Kingdom (continued)

Antofagasta PLC	20,776	$454,748

ARM Holdings PLC	75,773	697,467

ASOS PLC (I)	10,289	329,796

AstraZeneca PLC	30,189	1,429,931

Babcock International Group PLC	30,694	312,523

BAE Systems PLC	61,517	274,837

Balfour Beatty PLC	50,042	202,298

Barclays PLC	111,473	307,350

BG Group PLC (I)	124,234	2,685,171

BHP Billiton PLC	31,596	1,075,486

BP PLC	51,267	335,661

British American Tobacco PLC	142,599	6,349,264

British Sky Broadcasting Group PLC	83,341	893,382

BT Group PLC	474,223	1,322,177

Bunzl PLC	23,132	300,334

Burberry Group PLC	69,734	1,558,317

Centrica PLC	110,671	537,350

Chemring Group PLC	15,270	138,769

Cobham PLC	121,062	376,813

Cookson Group PLC	16,439	140,432

Croda International PLC	17,255	504,465

Diageo PLC	154,359	3,106,071

Eurasian Natural Resources Corp.	15,303	169,330

GKN PLC	111,328	364,904

GlaxoSmithKline PLC	381,849	8,145,935

HSBC Holdings PLC	102,310	890,730

ICAP PLC	40,766	313,623

IG Group Holdings PLC	42,806	310,681

IMI PLC	23,154	335,509

Inchcape PLC	44,936	235,242

Inmarsat PLC	27,790	212,223

Intercontinental Hotels Group PLC	16,234	276,192

International Power PLC	29,310	161,720

Intertek Group PLC	19,376	634,899

Investec PLC	13,087	91,747

ITV PLC (I)	286,287	284,513

John Wood Group PLC	23,761	229,227

Johnson Matthey PLC	13,846	381,964

Kingfisher PLC	70,974	271,813

Land Securities Group PLC	25,174	300,870

Legal & General Group PLC	195,590	333,246

Lloyds Banking Group PLC (I)	1,828,096	996,337

London Stock Exchange Group PLC	10,970	163,435

Man Group PLC	94,837	343,644

Marks & Spencer Group PLC	76,072	397,235

National Grid PLC	40,910	413,216

Next PLC	21,483	821,623

Pearson PLC (I)	25,518	460,742

See notes to financial statements	Semiannual report | International Growth Fund	19

	Shares	Value
United Kingdom (continued)

Pennon Group PLC	15,501	$162,759

Petrofac, Ltd.	18,340	406,811

Prudential PLC	72,534	728,676

Reckitt Benckiser Group PLC	42,844	2,274,104

Reed Elsevier PLC	71,603	585,830

Resolution, Ltd.	75,565	326,681

Rexam PLC	45,412	260,280

Rio Tinto PLC (I)	54,789	3,353,479

Rolls-Royce Holdings PLC (I)	3	31

Royal Bank of Scotland Group PLC (I)	300,196	117,707

Schroders PLC (I)	9,481	228,329

Scottish & Southern Energy PLC	31,570	666,061

Severn Trent PLC	17,804	424,455

Smith & Nephew PLC	62,908	639,215

Smiths Group PLC	29,038	469,563

Spectris PLC	11,751	274,222

Standard Chartered PLC (I)	64,178	1,458,112

Tate & Lyle PLC	26,653	250,878

Tesco PLC	96,526	592,178

The Capita Group PLC	40,873	470,630

The Sage Group PLC	82,765	337,921

The Weir Group PLC	23,492	734,907

Tullett Prebon PLC	14,637	88,718

Unilever PLC	14,297	480,335

Vodafone Group PLC	3	8

United States 0.04%		113,838

Sims Group, Ltd.	6,908	113,838

Preferred Securities 1.06%		$2,750,558

(Cost $2,168,081)

Germany 1.06%		2,750,558

Bayerische Motoren Werke (BMW) AG	1,795	96,731

Hugo Boss Ag, Pfd	2,637	259,688

Porsche Automobil Holding SE	9,879	667,435

ProSiebenSat.1 Media AG	10,663	212,069

Volkswagen AG	9,115	1,514,635

Warrants 0.00%		$3,471

(Cost $5,399)

Canada 0.00%		3,471

Kinross Gold Corp. (Expiration Date: 9-17-14,
Strike Price: $21.30) (I)	1,133	3,471

20	International Growth Fund | Semiannual report	See notes to financial statements

	Yield %	Shares	Value

Securities Lending Collateral 0.83%			$2,149,543

(Cost $2,149,696)

John Hancock Collateral Investment Trust (W)	0.2283 (Y)	214,849	2,149,543

Short-Term Investments 2.60%			$6,712,366

(Cost $6,712,366)

Money Market Funds 2.60%			6,712,366

State Street Institutional Treasury
Money Market Fund	0.000 (Y)	6,712,366	6,712,366

Total investments (Cost $249,095,710)† 101.70%			$262,795,314

Other assets and liabilities, net (1.70%)			($4,405,358)

Total net assets 100.00%			$258,389,956

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 8-31-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 8-31-11.

† At 8-31-11, the aggregate cost of investment securities for federal income tax purposes was $249,955,330. Net unrealized appreciation aggregated $12,839,984, of which $28,806,659 related to appreciated investment securities and $15,966,675 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of net assets on 8-31-11:

Health Care	17%
Industrials	16%
Consumer Staples	14%
Consumer Discretionary	13%
Materials	11%
Financials	8%
Information Technology	7%
Energy	5%
Telecommunication Services	4%
Utilities	3%
Short-Term Investments & Other	2%

See notes to financial statements	Semiannual report | International Growth Fund	21

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-11 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $246,946,014) including
$2,079,247 of securities loaned (Note 2)	$260,645,771
Investments in affiliated issuers, at value (Cost $2,149,696) (Note 2)	2,149,543

Total investments, at value (Cost $249,095,710)	262,795,314
Foreign currency, at value (Cost $228,309)	228,309
Cash held at broker for futures contracts	1,714,640
Receivable for investments sold	293,786
Receivable for fund shares sold	1,098,255
Receivable for forward foreign currency exchange contracts (Note 3)	265,175
Dividends and interest receivable	862,879
Receivable for securities lending income	3,840
Receivable for futures variation margin	249,680
Receivable due from adviser	505
Other receivables and prepaid expenses	47,410

Total assets	267,559,793

Liabilities

Payable for forward foreign currency exchange contracts (Note 3)	292,976
Payable for fund shares repurchased	6,604,071
Payable upon return of securities loaned (Note 2)	2,152,485
Payable to affiliates
Accounting and legal services fees	4,267
Transfer agent fees	23,961
Trustees’ fees	1,917
Other liabilities and accrued expenses	90,160

Total liabilities	9,169,837

Net assets

Capital paid-in	$237,969,395
Undistributed net investment income	3,177,750
Accumulated net realized gain on investments, futures contracts and
foreign currency transactions	5,058,021
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	12,184,790

Net assets	$258,389,956

22	International Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($40,993,286 ÷ 2,076,308 shares)	$19.74
Class B ($851,939 ÷ 43,418 shares)[1]	$19.62
Class C ($1,431,545 ÷ 73,084 shares)[1]	$19.59
Class I ($206,003,803 ÷ 10,384,653 shares)	$19.84
Class 1 ($9,109,383 ÷ 459,614 shares)	$19.82

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$20.78

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | International Growth Fund	23

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 8-31-11
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$5,600,573
Securities lending	182,855
Interest	184
Less foreign taxes withheld	(479,307)

Total investment income	5,304,305

Expenses

Investment management fees (Note 5)	1,223,381
Distribution and service fees (Note 5)	74,996
Accounting and legal services fees (Note 5)	16,861
Transfer agent fees (Note 5)	108,121
Trustees’ fees (Note 5)	9,314
State registration fees (Note 5)	24,747
Printing and postage (Note 5)	7,311
Professional fees	35,805
Custodian fees	142,661
Registration and filing fees	16,877
Other	10,781

Total expenses	1,670,855
Less expense reductions (Note 5)	(14,556)

Net expenses	1,656,299

Net investment income	3,648,006

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	7,812,371
Investments in affiliated issuers	172
Futures contracts (Note 3)	671,027
Foreign currency transactions	(786,028)
7,697,542
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(25,864,468)
Investments in affiliated issuers	(364)
Futures contracts (Note 3)	(1,668,109)
Translation of assets and liabilities in foreign currencies	277,482
(27,255,459)
Net realized and unrealized loss	(19,557,917)

Decrease in net assets from operations	($15,909,911)

24	International Growth Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	8-31-11	ended
	(Unaudited)	2-28-11

Increase (decrease) in net assets

From operations
Net investment income	$3,648,006	$2,350,425
Net realized gain	7,697,542	8,293,148
Change in net unrealized appreciation (depreciation)	(27,255,459)	33,448,364

Increase (decrease) in net assets resulting from operations	(15,909,911)	44,091,937

Distributions to shareholders
From net investment income
Class A	—	(211,992)
Class I	—	(1,859,699)
Class 1	—	(65,793)
Class NAV[1]	—	(47,095)

Total distributions	—	(2,184,579)

From Fund share transactions (Note 6)	16,262,347	49,129,284

Total increase	352,436	91,036,642

Net assets

Beginning of period	258,037,520	167,000,878

End of period	$258,389,956	$258,037,520

Undistributed (accumulated distributions in excess of) net
investment income	$3,177,750	($470,256)

 1Class NAV shares were terminated on 12-22-10.

See notes to financial statements	Semiannual report | International Growth Fund	25

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	8-31-11[1]	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$20.99	$17.36	$12.46	$22.86	$23.94	$20.00
Net investment income (loss)[3]	0.27	0.13	0.14	0.31	0.26	(0.01)
Net realized and unrealized gain (loss)
on investments	(1.52)	3.61	4.86	(10.31)	0.53	4.44
Total from investment operations	(1.25)	3.74	5.00	(10.00)	0.79	4.43
Less distributions
From net investment income	—	(0.11)	(0.10)	(0.40)	(0.18)	(0.09)
From net realized gain	—	—	—	—	(1.69)	(0.40)
Total distributions	—	(0.11)	(0.10)	(0.40)	(1.87)	(0.49)
Net asset value, end of period	$19.74	$20.99	$17.36	$12.46	$22.86	$23.94
Total return (%)[4,5]	(5.96)[6]	21.58	40.07	(44.00)	2.85	22.18[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$41	$45	$23	$13	$26	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.59[7]	1.60	1.68[8]	1.94	2.21	2.28[7]
Expenses net of fee waivers	1.57[7]	1.60	1.64[8]	1.62	1.56	1.66[7]
Expenses net of fee waivers and credits	1.57[7]	1.60	1.63[8]	1.62	1.56	1.66[7]
Net investment income (loss)	2.53[7]	0.69	0.86	1.59	1.02	(0.06)[7]
Portfolio turnover (%)	20	48	37	59	97	41

1 Unaudited.
2 The inception date for Class A shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

26	International Growth Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	8-31-11[1]	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$20.93	$17.36	$12.48	$22.81	$23.91	$20.00
Net investment income (loss)[3]	0.16	0.01	0.05	0.15	(0.01)	(0.16)
Net realized and unrealized gain (loss)
on investments	(1.47)	3.56	4.83	(10.25)	0.60	4.48
Total from investment operations	(1.31)	3.57	4.88	(10.10)	0.59	4.32
Less distributions
From net investment income	—	—	—	(0.23)	—	(0.01)
From net realized gain	—	—	—	—	(1.69)	(0.40)
Total distributions	—	—	—	(0.23)	(1.69)	(0.41)
Net asset value, end of period	$19.62	$20.93	$17.36	$12.48	$22.81	$23.91
Total return (%)[4,5]	(6.26)[6]	20.56	39.10	(44.43)	2.03	21.64[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	3.66[7]	4.24	4.83[8]	4.68	4.62	10.94[7]
Expenses net of fee waivers	2.36[7]	2.40	2.44[8]	2.65	2.41	2.39[7]
Expenses net of fee waivers and credits	2.36[7]	2.40	2.40[8]	2.40	2.40	2.39[7]
Net investment income (loss)	1.49[7]	0.04	0.29	0.80	(0.03)	(0.94)[7]
Portfolio turnover (%)	20	48	37	59	97	41

1 Unaudited.
2 The inception date for Class B shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	8-31-111	2-28-11	2-28-10	2-28-09	2-29-08	2-28-072

Per share operating performance

Net asset value, beginning of period	$20.91	$17.34	$12.47	$22.79	$23.90	$20.00
Net investment income (loss)3	0.23	0.01	(0.01)	0.20	0.05	(0.16)
Net realized and unrealized gain (loss)
on investments	(1.55)	3.56	4.88	(10.29)	0.53	4.47
Total from investment operations	(1.32)	3.57	4.87	(10.09)	0.58	4.31
Less distributions
From net investment income	—	—	—	(0.23)	—	(0.01)
From net realized gain	—	—	—	—	(1.69)	(0.40)
Total distributions	—	—	—	(0.23)	(1.69)	(0.41)
Net asset value, end of period	$19.59	$20.91	$17.34	$12.47	$22.79	$23.90
Total return (%)4,5	(6.31)6	20.59	39.05	(44.43)	1.99	21.596

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	$1	$1	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	3.187	3.45	3.958	3.81	3.73	6.717
Expenses net of fee waivers	2.367	2.40	2.418	2.42	2.40	2.397
Expenses net of fee waivers and credits	2.367	2.40	2.408	2.40	2.40	2.397
Net investment income (loss)	1.417	0.03	(0.06)	1.03	0.21	(0.98)7
Portfolio turnover (%)	20	48	37	59	97	41

1 Unaudited.
2 The inception date for Class C shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Does not reflect the effect of sales charges, if any.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | International Growth Fund	27

CLASS I SHARES Period ended	8-31-11[1]	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$21.04	$17.40	$12.48	$22.90	$23.97	$20.00
Net investment income[3]	0.29	0.23	0.14	0.18	0.36	0.07
Net realized and unrealized gain (loss)
on investments	(1.49)	3.60	4.95	(10.12)	0.54	4.45
Total from investment operations	(1.20)	3.83	5.09	(9.94)	0.90	4.52
Less distributions
From net investment income	—	(0.19)	(0.17)	(0.48)	(0.28)	(0.15)
From net realized gain	—	—	—	—	(1.69)	(0.40)
Total distributions	—	(0.19)	(0.17)	(0.48)	(1.97)	(0.55)
Net asset value, end of period	$19.84	$21.04	$17.40	$12.48	$22.90	$23.97
Total return (%)[4]	(5.70)[5]	22.08	40.76	(43.74)	3.27	22.60[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$206	$204	$134	$23	$1	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15[7]	1.14	1.23[8]	1.67	5.07	17.20[7]
Expenses net of fee waivers	1.15[7]	1.14	1.21[8]	1.20	1.20	1.19[7]
Expenses net of fee waivers and credits	1.15[7]	1.14	1.21[8]	1.20	1.20	1.19[7]
Net investment income	2.74[7]	1.21	0.84	1.16	1.43	0.42[7]
Portfolio turnover (%)	20	48	37	59	97	41

1 Unaudited.
2 The inception date for Class I shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.01% of average net assets.

CLASS 1 SHARES Period ended	8-31-111	2-28-11	2-28-10	2-28-09	2-29-08	2-28-072

Per share operating performance

Net asset value, beginning of period	$21.02	$17.38	$12.47	$22.89	$23.97	$20.00
Net investment income3	0.29	0.23	0.20	0.36	0.29	0.07
Net realized and unrealized gain (loss)
on investments	(1.49)	3.60	4.89	(10.29)	0.61	4.45
Total from investment operations	(1.20)	3.83	5.09	(9.93)	0.90	4.52
Less distributions
From net investment income	—	(0.19)	(0.18)	(0.49)	(0.29)	(0.15)
From net realized gain	—	—	—	—	(1.69)	(0.40)
Total distributions	—	(0.19)	(0.18)	(0.49)	(1.98)	(0.55)
Net asset value, end of period	$19.82	$21.02	$17.38	$12.47	$22.89	$23.97
Total return (%)4	(5.71)5	22.11	40.73	(43.72)	3.28	22.635

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$8	$5	$3	$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.136	1.13	1.247	1.51	1.83	2.006
Expenses net of fee waivers	1.126	1.13	1.197	1.15	1.15	1.156
Expenses net of all fee waivers and credits	1.126	1.13	1.197	1.15	1.15	1.156
Net investment income	2.716	1.21	1.23	1.94	1.14	0.416
Portfolio turnover (%)	20	48	37	59	97	41

1 Unaudited.
2 The inception date for Class 1 shares is 6-12-06.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

28	International Growth Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock International Growth Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek high total return primarily through capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | International Growth Fund	29

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$13,084,539	—	$13,084,539	—
Austria	740,124	—	740,124	—
Belgium	1,433,710	—	1,433,710	—
Bermuda	138,186	—	138,186	—
Canada	9,354,874	$9,354,874	—	—
China	145,782	—	145,782	—
Denmark	4,932,891	—	4,932,891	—
Finland	1,810,920	—	1,810,920	—
France	17,255,227	—	17,255,227	—
Germany	22,566,343	—	22,566,343	—
Greece	421,779	—	421,779	—
Hong Kong	8,877,874	—	8,877,874	—
Ireland	2,867,555	—	2,867,555	—
Israel	166,270	—	166,270	—
Italy	1,169,811	—	1,169,811	—
Japan	49,898,194	—	49,898,194	—
Luxembourg	906,257	—	906,257	—
Macau	968,785	—	968,785	—
Mexico	438,024	—	438,024	—
Netherlands	6,470,637	—	6,470,637	—
Norway	1,078,431	—	1,078,431	—
Singapore	6,153,566	—	6,153,566	—
Spain	2,936,843	—	2,936,843	—
Sweden	10,736,445	—	10,736,445	—
Switzerland	27,979,443	—	27,979,443	—
United Kingdom	58,533,028	—	58,533,028	—
United States	113,838	—	113,838	—
Preferred Securities
Germany	2,750,558	—	2,750,558	—
Warrants
Canada	3,471	3,471	—	—
Securities Lending
Collateral	2,149,543	2,149,543	—	—
Short-Term Investments	6,712,366	6,712,366	—	—

Total Investments in
Securities	$262,795,314	$18,220,254	$244,575,060	—
Other Financial
Instruments
Futures	($1,505,473)	($1,505,473)	—	—
Forward Foreign
Currency Contracts	($27,801)	($27,801)	—	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended August 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

30	International Growth Fund | Semiannual report

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign

Semiannual report | International Growth Fund	31

investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended August 31, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $1,852,776 available to offset future net realized capital gains as of February 28, 2011. The loss carryforward expires as follows: February 28, 2018 — $1,852,776.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of February 28, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

32	International Growth Fund | Semiannual report

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies, wash sale deferrals and derivative transactions.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

Semiannual report | International Growth Fund	33

During the six months ended August 31, 2011, the Fund used futures contracts to gain exposure to certain securities markets. The following table summarizes the contracts held at August 31, 2011. During the six months ended August 31, 2011, the Fund held futures contracts with absolute notional values ranging from $19.0 million to $26.7 million, as measured at each quarter end.

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL VALUE	(DEPRECIATION)

CAC 40 Index Futures	6	Long	Mar 2011	$280,247	$2,589
DAX Index Futures	35	Long	Mar 2011	7,280,815	(1,773,460)
FTSE 100 Index	57	Long	Mar 2011	4,983,564	(343,609)
Futures
ASX SPI 200 Index	58	Short	Mar 2011	(6,647,857)	346,899
Futures
FTSE MIB Index	8	Short	Mar 2011	(893,044)	260,703
Futures
OMX 30 Index	4	Short	Mar 2011	(60,349)	(261)
Futures
TOPIX Index Futures	2	Short	Mar 2011	(201,384)	1,666

Total					($1,505,473)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur, thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended August 31, 2011, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at August 31, 2011. During the six months ended August 31, 2011, the Fund held forward foreign currency contracts with USD absolute values ranging from $50.1 million to $95.3 million, as measured at each quarter end.

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERED			UNREALIZED
	COVERED BY	BY CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
EUR	460,057	$660,317	Bank of America N.A.	10-21-11	$140
EUR	1,096,720	1,579,101	Brown Brothers	10-21-11	(4,654)
			Harriman & Company

EUR	804,567	1,157,378	Deutsche Bank AG	10-21-11	(2,344)
EUR	614,621	883,325	Morgan Stanley Capital	10-21-11	(977)
			Services, Inc.

GBP	881,417	1,440,236	Bank of America N.A.	10-21-11	(10,231)
GBP	474,203	776,688	Barclays Bank PLC	10-21-11	(7,343)

34	International Growth Fund | Semiannual report

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERED			UNREALIZED
	COVERED BY	BY CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys (continued)
GBP	1,146,471	$1,877,404	Brown Brothers	10-21-11	($17,376)
			Harriman & Company
GBP	1,553,874	2,544,003	JPMorgan Chase Bank	10-21-11	(23,006)
GBP	1,211,533	1,983,484	Morgan Stanley Capital	10-21-11	(17,900)
			Services, Inc.

GBP	518,783	848,598	Royal Bank of Scotland PLC	10-21-11	(6,928)
GBP	593,000	970,522	State Street Bank &	10-21-11	(8,442)
			Trust Company
HKD	11,073,287	1,421,898	Bank of America N.A.	10-21-11	1,043
HKD	8,392,911	1,077,686	Barclays Bank PLC	10-21-11	821
HKD	3,724,303	478,250	Brown Brothers	10-21-11	331
			Harriman & Company
HKD	4,697,105	603,333	Mellon Bank NA	10-21-11	255
HKD	7,862,732	1,009,686	Morgan Stanley Capital	10-21-11	692
			Services, Inc.
HKD	16,785,822	2,156,217	State Street Bank &	10-21-11	798
			Trust Company
JPY	136,283,419	1,773,946	Deutsche Bank AG London	10-21-11	6,680
JPY	73,531,690	959,155	JPMorgan Chase Bank	10-21-11	1,582
JPY	122,559,584	1,598,915	Royal Bank of Scotland PLC	10-21-11	2,400
SGD	1,845,284	1,532,883	Bank of America N.A.	10-21-11	(176)
SGD	922,641	767,844	Barclays Bank PLC	10-21-11	(1,491)
SGD	2,982,621	2,478,061	Brown Brothers	10-21-11	(674)
			Harriman & Company
SGD	751,694	624,914	Mellon Bank NA	10-21-11	(552)
SGD	982,435	817,293	Morgan Stanley Capital	10-21-11	(1,275)
			Services, Inc.
SGD	751,694	624,567	Royal Bank of Scotland PLC	10-21-11	(204)
SGD	751,694	624,798	State Street Bank &	10-21-11	(435)
			Trust Company

Total		$33,270,502			($89,266)

Sells
AUD	638,123	$616,681	JPMorgan Chase Bank	10-21-11	($17,010)
CAD	4,301,944	4,246,070	Bank of America N.A.	10-21-11	(28,987)
CAD	967,838	933,979	Morgan Stanley Capital	10-21-11	15,193
			Services, Inc.
CAD	2,819,664	2,784,506	Royal Bank of Scotland PLC	10-21-11	(20,492)
CHF	2,381,635	1,870,917	Barclays Bank PLC	10-21-11	56,261
CHF	16,880	13,300	Brown Brothers	10-21-11	350
			Harriman & Company
CHF	2,211,527	1,717,377	Royal Bank of Scotland PLC	10-21-11	76,989
CHF	3,203,656	2,495,776	State Street Bank &	10-21-11	101,640
			Trust Company
EUR	1,130,750	798,000	Brown Brothers	10-21-11	(14,856)
			Harriman & Company
GBP	1,162,140	720,000	JPMorgan Chase Bank	10-21-11	(5,984)
NOK	363,853	1,987,367	Brown Brothers	10-21-11	(5,633)
			Harriman & Company
NOK	319,539	1,754,411	Royal Bank of Scotland PLC	10-21-11	(6,636)
SEK	1,112,087	7,155,724	Barclays Bank PLC	10-21-11	(13,295)

Semiannual report | International Growth Fund	35

		PRINCIPAL
	PRINCIPAL	AMOUNT
	AMOUNT	COVERED			UNREALIZED
	COVERED BY	BY CONTRACT		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	(USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Sells (continued)
SEK	1,150,114	$7,386,719	Brown Brothers	10-21-11	($11,597)
			Harriman & Company
SEK	996,127	6,411,075	Deutsche Bank AG London	10-21-11	(12,144)
SEK	2,176,948	14,061,126	JPMorgan Chase Bank	10-21-11	(34,448)
SEK	1,107,496	7,155,724	Mellon Bank NA	10-21-11	(17,886)

Total		$62,108,752			$61,465

Currency Abbreviations

AUD	Australian Dollar	HKD	Hong Kong Dollar
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	NOK	Norwegian Krone
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at August 31, 2011 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Equity contracts	Receivable for futures varia-	Futures†	$611,857	($2,117,330)
	tion margin; net unrealized
	appreciation (depreciation
	on investments

Foreign exchange	Receivable/Payable for	Forward foreign	265,175	(292,976)
contracts	forward foreign currency	currency
	exchange contracts	contracts
Total			$877,032	($2,410,306)

† Reflects cumulative appreciation/depreciation of futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2011:

			FOREIGN
	STATEMENT OF	FUTURES	CURRENCY
RISK	OPERATIONS LOCATION	CONTRACTS	TRANSACTIONS*	TOTAL

Equity Contracts	Net realized gain	$671,027	—	$671,027
Foreign Exchange	Net realized gain	—	($807,601)	($801,607)
Contracts

Totals		$671,027	($807,601)	($130,580)

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

36	International Growth Fund | Semiannual report

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended August 31, 2011:

			TRANSLATION
			OF ASSETS
			AND LIABILITIES
		FUTURES	IN FOREIGN
RISK	STATEMENT OF OPERATIONS LOCATION	CONTRACTS	TRANSACTIONS*	TOTAL

Equity Contracts	Change in unrealized appreciation	($1,668,109)	—	($1,668,109)
	(depreciation)

Foreign Exchange	Change in unrealized appreciation	—	$278,573	278,573
Contracts	(depreciation)

Totals		($1,668,109)	$278,573	$1,389,536

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of MFC.

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.920% of the first $100,000,000 of the Fund’s average daily net assets; (b) 0.895% of the next $900,000,000; (c) 0.880% of the next $1,000,000,000; (d) 0.850% of the next $1,000,000,000; (e) 0.825% of the next $1,000,000,000; and (f) 0.800% of the Fund’s average daily net asset in excess of $4,000,000,000. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended August 31, 2011 were equivalent to an annual effective rate of 0.90% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.60%, 2.30%, 2.30%, 1.24% and 1.15% for Class A, Class B, Class C, Class I and Class 1 shares, respectively. The fee waivers and/or reimbursements will continue in effect until June 30, 2012. Prior to July 1, 2011, the fee waivers and/or reimbursements were such that these expenses would not exceed 1.70%, 2.40%, 2.40%, 1.24% and 1.20% for Class A, Class B, Class C, Class I and Class 1 shares, respectively.

Semiannual report | International Growth Fund	37

Accordingly, these expense reductions amounted to $3,544, $5,410, $5,370 and $232 for Class A, Class B, Class C and Class 1 shares, respectively, for the six months ended August 31, 2011.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended August 31, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $31,377 for the six months ended August 31, 2011. Of this amount, $4,592 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $25,796 was paid as sales commissions to broker-dealers and $989 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2011, CDSCs received by the Distributor amounted to $2,772 and $49 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all

38	International Growth Fund | Semiannual report

other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$62,106	$34,406	$6,749	$2,588
Class B	4,167	695	5,700	214
Class C	6,560	1,095	5,821	308
Class I	—	71,925	6,477	4,201
Class 1	2,163	—	—	—

Total	$74,996	$108,121	$24,747	$7,311

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended August 31, 2011 and for the year ended February 28, 2011 were as follows:

	Six months ended 8-31-11		Year ended 2-28-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	936,789	$19,557,773	1,001,925	$18,930,095
Distributions reinvested	2	35	10,486	210,444
Repurchased	(991,852)	(21,503,645)	(182,969)	(3,423,082)

Net increase (decrease)	(55,061)	($1,945,837)	829,442	$15,717,457

Class B shares

Sold	14,960	$314,551	18,488	$350,796
Repurchased	(9,418)	(195,339)	(13,173)	(234,105)

Net increase	5,542	$119,212	5,315	$116,691

Class C shares

Sold	26,692	$553,171	14,797	$278,217
Repurchased	(7,149)	(145,734)	(12,304)	(222,459)

Net increase	19,543	$407,437	2,493	$55,758

Class I shares

Sold	1,758,371	$36,952,458	3,607,016	$67,388,025
Distributions reinvested	—	—	919	18,465
Repurchased	(1,052,120)	(21,224,734)	(1,611,195)	(30,758,599)

Net increase	706,251	$15,727,724	1,996,740	$36,647,891

Semiannual report | International Growth Fund	39

	Six months ended 8-31-11		Year ended 2-28-11
	Shares	Amount	Shares	Amount
Class 1 shares

Sold	152,170	$3,244,579	191,560	$3,635,364
Distributions reinvested	—	—	3,275	65,793
Repurchased	(61,476)	(1,290,768)	(102,225)	(1,936,307)

Net increase	90,694	$1,953,811	92,610	$1,764,850

Class NAV shares[1]

Sold	—	—	25,913	$465,996
Distributions reinvested	—	—	2,350	47,095
Repurchased	—	—	(288,620)	(5,686,454)

Net decrease	—	—	(260,357)	($5,173,363)

Net increase	766,969	$16,262,347	2,666,243	$49,129,284

1 Class NAV shares were terminated on 12-22-10.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $78,999,607 and $52,149,300, respectively, for the six months ended August 31, 2011.

40	International Growth Fund | Semiannual report

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock International Growth Fund (the Fund), a series of John Hancock Funds III, met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Grantham, Mayo, Van Otterloo & Co. LLC (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, having similar investment mandates, as well as the performance of those other clients and a comparison of

Semiannual report | International Growth Fund	41

the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliates’ transfer agency operations and considered the Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered

42	International Growth Fund | Semiannual report

investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund, the performance of those other clients as compared to the performance by the Fund and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

International Growth Fund Class A	13.23%	–5.01%	—	—
Foreign Large Blend Category Average	10.74%	–6.58%	—	—
MSCI EAFE Growth NR Index	12.25%	–5.94%	—	—

The Board noted that the Fund’s performance compared favorably to the average performance of its Category and its benchmark index for all periods shown.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the Adviser’s contractual fee waiver/expense reimbursement agreement into account (Net Expense Ratio). The

Semiannual report | International Growth Fund	43

Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was six basis points above the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2010 financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	FUND (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.91%	0.85%
Gross Expense Ratio	1.59%	1.61%
Net Expense Ratio	1.59%	1.50%

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.60% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2012. The Board favorably considered the impact of this contractual agreement toward ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected the new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s length basis. For this reason, the Subadviser’s separate profitability from its relationship with the Fund was not a factor in determining whether to renew the Subadvisory Agreement. In evaluating overall fees for investment management, the Board recognized the inherently higher cost structure of subadvised funds.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

44	International Growth Fund | Semiannual report

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and, in the case of the Adviser, the engagement of its affiliates and/ or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

Semiannual report | International Growth Fund	45

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Charles L. Ladner,* Vice Chairman	Grantham, Mayo, Van Otterloo & Co. LLC
Stanley Martin*
Hugh McHaffie†	Principal distributor
Dr. John A. Moore*#	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 9-13-11

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1- 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
www. jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

46	International Growth Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Growth Fund.	870SA 8/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/11

John Hancock
MUTUAL FUNDS

John Hancock
International Allocation Portfolio

Semiannual Report
8.31.11

A look at performance

Total returns for the period ended August 31, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

				Since					Since
	1-year	5-year	10-year	inception[1]	6-months	1-year	5-year	10-year	inception[1]

Class A	5.76	—	—	–3.96	–14.33	5.76	—	—	–17.20

Class B	5.52	—	—	–3.96	–14.61	5.52	—	—	–17.21

Class C	9.67	—	—	–3.57	–11.01	9.67	—	—	–15.61

Class I2	11.96	—	—	–2.45	–9.55	11.96	—	—	–10.96

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-12. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net (%)	1.63	2.33	2.33	1.32
Gross (%)	2.13	3.28	2.94	6.65

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

6	International Allocation Portfolio | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B	12-29-06	$8,428	$8,279	$8,599

Class C4	12-29-06	8,439	8,439	8,599

Class I [2]	12-29-06	8,904	8,904	8,599

MSCI EAFE Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 From 12-29-06.

2 For certain types of investors, as described in the Portfolio’s Class I share prospectus.

3 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in different classes and the fee structure of those classes.

4 No contingent deferred sales charge is applicable.

Semiannual report | International Allocation Portfolio	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Portfolio, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Portfolio’s actual ongoing operating expenses, and is based on the Portfolio’s actual return. It assumes an account value of $1,000.00 on March 1, 2011 with the same investment held until August 31, 2011.

	Account value	Ending value	Expenses paid during
	on 3-1-11	on 8-31-11	period ended 8-31-11[1,2]

Class A	$1,000.00	$901.80	$3.02

Class B	1,000.00	898.80	6.37

Class C	1,000.00	898.90	6.37

Class I	1,000.00	904.50	0.96

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	International Allocation Portfolio | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Portfolio’s ongoing operating expenses with those of any other fund. It provides an example of the Portfolio’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Portfolio’s actual return). It assumes an account value of $1,000.00 on March 1, 2011, with the same investment held until August 31, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-11	on 8-31-11	period ended 8-31-11[1,2]

Class A	$1,000.00	$1,022.00	$3.21

Class B	1,000.00	1,018.50	6.77

Class C	1,000.00	1,018.50	6.77

Class I	1,000.00	1,024.20	1.02

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Portfolio’s annualized expense ratio of 0.63%, 1.33%, 1.33% and 0.20% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2 The Portfolio’s expense ratios do not include fees and expenses indirectly incurred by the underlying funds, whose ratios can vary based on the mix of underlying funds. The range of expense ratios of the underlying funds held by the Portfolio were 0.91% to 1.13%.

Semiannual report | International Allocation Portfolio	9

Portfolio summary

1 As a percentage of net assets on 8-31-11.

10	International Allocation Portfolio | Semiannual report

Portfolio’s investments

Investment companies

Underlying Funds’ Subadvisers

Dimensional Fund Advisors, Inc.	(DFA)
Templeton Investment Counsel, LLC	(Franklin)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Marsico Capital Management, LLC	(Marsico)
John Hancock Asset Management*	(John Hancock)

*Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

As of 8-31-11 (unaudited)

	Shares	Value
Affiliated Investment Companies 98.50%		$17,422,843

(Cost $16,197,320)

EQUITY 98.50%		17,422,843

International Large Cap 73.00%

John Hancock Funds II (G)
International Growth Stock, Class NAV (Invesco)	203,314	2,157,166

International Opportunities, Class NAV (Marsico)	170,745	2,163,338

International Value, Class NAV (Franklin)	316,829	4,296,198

John Hancock Funds III (G)

International Core, Class NAV (GMO)	153,404	4,295,314

Emerging Markets 18.00%

John Hancock Funds II (G)
Emerging Markets, Class NAV (DFA)	215,309	2,299,502

John Hancock Investment Trust (G)
Greater China Opportunities, Class NAV (John Hancock) (A)	45,671	885,111

International Small Cap 7.50%

John Hancock Funds II (G)
International Small Company, Class NAV (DFA)	162,726	1,326,214

See notes to financial statements	Semiannual report | International Allocation Portfolio	11

	Shares	Value
Unaffiliated Investment Companies 1.39%		$244,779

(Cost $249,733)

EQUITY 1.39%

WisdomTree Japan SmallCap Dividend Fund	3,554	155,132

WisdomTree Japan Hedged Equity Fund	2,710	89,647

Total investments (Cost $16,447,053)† 99.89%		$17,667,622

Other assets and liabilities, net 0.11%		$20,232

Total net assets 100.00%		$17,687,854

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Portfolio.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund’s subadviser is shown parenthetically.

† At 8-31-11, the aggregate cost of investment securities for federal income tax purposes was $18,827,488. Net unrealized depreciation aggregated $1,159,866, of which $1,416,856 related to appreciated investment securities and $2,576,722 related to depreciated investment securities.

12	International Allocation Portfolio | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-11 (unaudited)

This Statement of assets and liabilities is the Portfolio’s balance sheet. It shows the value of what the Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $249,733)	$244,779
Investments in affiliated funds, at value (Cost $16,197,320)	17,422,843

Total investments, at value (Cost $16,447,053)	17,667,622
Cash	37,567
Receivable for investments sold	312
Receivable for portfolio shares sold	100
Receivable due from adviser	469
Other receivables and prepaid expenses	34,861

Total assets	17,740,931

Liabilities

Payable for portfolio shares repurchased	8,852
Payable to affiliates
Accounting and legal services fees	153
Transfer agent fees	2,518
Trustees’ fees	511
Other liabilities and accrued expenses	41,043

Total liabilities	53,077

Net assets

Capital paid-in	$32,285,794
Undistributed net investment income	50,082
Accumulated net realized loss on investments	(15,868,591)
Net unrealized appreciation (depreciation) on investments	1,220,569

Net assets	$17,687,854

Net asset value per share

Based on net asset values and shares outstanding — the Portfolio has an unlimited number of shares authorized with no par value
Class A ($9,708,885 ÷ 1,289,816 shares)	$7.53
Class B ($2,269,294 ÷ 304,117 shares)[1]	$7.46
Class C ($5,474,192 ÷ 733,126 shares)[1]	$7.47
Class I ($235,483 ÷ 31,081 shares)	$7.58

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$7.93

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | International Allocation Portfolio	13

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 8-31-11
(unaudited)

This Statement of operations summarizes the Portfolio’s investment income earned and expenses incurred in operating the Portfolio. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$3,185

Total investment income	3,185

Expenses

Investment management fees (Note 4)	7,551
Distribution and service fees (Note 4)	58,656
Accounting and legal services fees (Note 4)	1,258
Transfer agent fees (Note 4)	16,163
Trustees’ fees (Note 4)	561
State registration fees (Note 4)	22,513
Printing and postage (Note 4)	5,437
Professional fees	20,221
Custodian fees	6,092
Registration and filing fees	9,612
Other	6,532

Total expenses	154,596
Less expense reductions (Note 4)	(63,755)

Net expenses	90,841

Net investment loss	(87,656)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in affiliated issuers	(84,150)

(84,150)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(4,954)
Investments in affiliated issuers	(1,805,341)

(1,810,295)

Net realized and unrealized loss	(1,894,445)

Decrease in net assets from operations	($1,982,101)

14	International Allocation Portfolio | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Portfolio’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Six months
	ended	Year
	8-31-11	ended
	(unaudited)	2-28-11

Increase (decrease) in net assets

From operations
Net investment income (loss)	($87,656)	$65,507
Net realized loss	(84,150)	(34,142)
Change in net unrealized appreciation (depreciation)	(1,810,295)	3,589,573

Increase (decrease) in net assets resulting from operations	(1,982,101)	3,620,938

From Portfolio share transactions (Note 5)	(426,159)	(607,486)

Total increase (decrease)	(2,408,260)	3,013,452

Net assets

Beginning of period	20,096,114	17,082,662

End of period	$17,687,854	$20,096,114

Undistributed net investment income	$50,082	$137,738

See notes to financial statements	Semiannual report | International Allocation Portfolio	15

Financial highlights

The Financial highlights show how the Portfolio’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	8-31-11[1]	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$8.35	$6.82	$4.31	$9.48	$9.96	$10.00
Net investment income (loss)[3,4]	(0.02)	0.05	0.02	0.12	0.13	(0.01)
Net realized and unrealized gain (loss)
on investments	(0.80)	1.48	2.55	(4.86)	(0.03)	(0.03)
Total from investment operations	(0.82)	1.53	2.57	(4.74)	0.10	(0.04)
Less distributions
From net investment income	—	—	(0.06)	(0.14)	(0.13)	—
From net realized gain	—	—	—[5]	(0.29)	(0.45)	—
Total distributions	—	—	(0.06)	(0.43)	(0.58)	—
Net asset value, end of period	$7.53	$8.35	$6.82	$4.31	$9.48	$9.96
Total return (%)[6]	(9.82)[7]	22.43	59.59	(50.67)	0.70	(0.40)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$11	$10	$13	$30	$3
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.17[8,9]	1.15[8]	1.06[8,10]	0.92[8]	1.11[8]	8.53[9]
Expenses net of fee waivers	0.63[8,9]	0.65[8]	0.67[8,10]	0.61[8]	0.58[8]	0.60[9]
Expenses net of fee waivers and credits	0.63[8,9]	0.65[8]	0.66[8,10]	0.61[8]	0.58[8]	0.60[9]
Net investment income (loss)[4]	(0.60)[9]	0.62	0.29	1.56	1.21	(0.60)[9]
Portfolio turnover (%)	9	64	41	23	23	3

1 Unaudited.
2 The inception date for Class A shares is 12-29-06.
3 Based on the average daily shares outstanding.
4 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
5 Less than ($0.005) per share.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.91% to 1.13%, 0.91% to 1.11%, 0.91% to 1.17%, 0.99% to 1.17% and 1.02% for the periods ended 8-31-11, 2-28-11, 2-28-10, 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds held by the Portfolio.
9 Annualized.
10 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

16	International Allocation Portfolio | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	8-31-11[1]	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$8.30	$6.84	$4.32	$9.46	$9.95	$10.00
Net investment income (loss)[3,4]	(0.05)	—	0.03	0.06	0.07	(0.02)
Net realized and unrealized gain (loss)
on investments	(0.79)	1.46	2.51	(4.83)	(0.06)	(0.03)
Total from investment operations	(0.84)	1.46	2.54	(4.77)	0.01	(0.05)
Less distributions
From net investment income	—	—	(0.02)	(0.08)	(0.05)	—
From net realized gain	—	—	—[5]	(0.29)	(0.45)	—
Total distributions	—	—	(0.02)	(0.37)	(0.50)	—
Net asset value, end of period	$7.46	$8.30	$6.84	$4.32	$9.46	$9.95
Total return (%)[6]	(10.12)[7]	21.35	58.73	(51.01)	(0.13)	(0.50)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	$1	$1	$2	—[8]
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.23[9,10]	2.33[9]	3.06[9,11]	3.03[9]	4.02[9]	28.58[10]
Expenses net of fee waivers	1.33[9,10]	1.34[9]	1.44[9,11]	1.53[9]	1.34[9]	1.26[10]
Expenses net of fee waivers and credits	1.33[9,10]	1.34[9]	1.37[9,11]	1.31[9]	1.33[9]	1.26[10]
Net investment income (loss)[4]	(1.30)[10]	0.05	0.48	0.80	0.70	(1.26)[10]
Portfolio turnover (%)	9	64	41	23	23	3

1 Unaudited.
2 The inception date for Class B shares is 12-29-06.
3 Based on the average daily shares outstanding.
4 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
5 Less than ($0.005) per share.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Less than $500,000.
9 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.91% to 1.13%, 0.91% to 1.11%, 0.91% to 1.17%, 0.99% to 1.17% and 1.02% for the periods ended 8-31-11, 2-28-11, 2-28-10, 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds held by the Portfolio.
10 Annualized.
11 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Semiannual report | International Allocation Portfolio	17

CLASS C SHARES Period ended	8-31-11[1]	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$8.31	$6.84	$4.32	$9.46	$9.95	$10.00
Net investment income (loss)[3,4]	(0.05)	—[5]	0.03	0.06	0.08	(0.02)
Net realized and unrealized gain (loss)
on investments	(0.79)	1.47	2.51	(4.83)	(0.07)	(0.03)
Total from investment operations	(0.84)	1.47	2.54	(4.77)	0.01	(0.05)
Less distributions
From net investment income	—	—	(0.02)	(0.08)	(0.05)	—
From net realized gain	—	—	—[5]	(0.29)	(0.45)	—
Total distributions	—	—	(0.02)	(0.37)	(0.50)	—
Net asset value, end of period	$7.47	$8.31	$6.84	$4.32	$9.46	$9.95
Total return (%)[6]	(10.11)[7]	21.49	58.73	(51.01)	(0.13)	(0.50)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$6	$5	$3	$8	$1
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.94[8,9]	1.96[8]	2.11[8,10]	1.92[8]	2.31[8]	18.62[9]
Expenses net of fee waivers	1.33[8,9]	1.35[8]	1.40[8,10]	1.31[8]	1.33[8]	1.27[9]
Expenses net of fee waivers and credits	1.33[8,9]	1.35[8]	1.37[8,10]	1.31[8]	1.33[8]	1.27[9]
Net investment income (loss)[4]	(1.30)[9]	(0.06)	0.44	0.76	0.79	(1.27)[9]
Portfolio turnover (%)	9	64	41	23	23	3

1 Unaudited.
2 The inception date for Class C shares is 12-29-06.
3 Based on the average daily shares outstanding.
4 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
5 Less than ($0.005) per share.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.91% to 1.13%, 0.91% to 1.11%, 0.91% to 1.17%, 0.99% to 1.17% and 1.02% for the periods ended 8-31-11, 2-28-11, 2-28-10, 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds held by the Portfolio.
9 Annualized.
10 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

18	International Allocation Portfolio | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	8-31-11[1]	2-28-11	2-28-10	2-28-09	2-29-08	2-28-07[2]

Per share operating performance

Net asset value, beginning of period	$8.38	$6.82	$4.30	$9.49	$9.97	$10.00
Net investment income (loss)[3,4]	(0.01)	0.07	0.09	0.11	0.16	—[5]
Net realized and unrealized gain (loss)
on investments	(0.79)	1.49	2.52	(4.84)	(0.03)	(0.03)
Total from investment operations	(0.80)	1.56	2.61	(4.73)	0.13	(0.03)
Less distributions
From net investment income	—	—	(0.09)	(0.17)	(0.16)	—
From net realized gain	—	—	—[5]	(0.29)	(0.45)	—
Total distributions	—	—	(0.09)	(0.46)	(0.61)	—
Net asset value, end of period	$7.58	$8.38	$6.82	$4.30	$9.49	$9.97
Total return (%)[6]	(9.55)[7]	22.87	60.62	(50.48)	1.02	(0.30)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]	—[8]	—[8]	—[8]	$1	—[8]
Ratios (as a percentage of average
net assets):
Expenses before reductions	4.12[9,10]	5.69[9]	4.68[9,11]	1.35[9]	7.17[9]	25.01[10]
Expenses net of fee waivers	0.20[9,10]	0.18[9]	0.19[9,11]	0.16[9]	0.18[9]	0.17[10]
Expenses net of fee waivers and credits	0.20[9,10]	0.18[9]	0.19[9,11]	0.16[9]	0.18[9]	0.17[10]
Net investment income (loss)[4]	(0.17)[10]	0.91	1.46	1.44	1.55	(0.17)[10]
Portfolio turnover (%)	9	64	41	23	23	3

1 Unaudited.
2 The inception date for Class I shares is 12-29-06.
3 Based on the average daily shares outstanding.
4 Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
5 Less than ($0.005) per share.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Less than $500,000.
9 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.91% to 1.13%, 0.91% to 1.11%, 0.91% to 1.17%, 0.99% to 1.17% and 1.02% for the periods ended 8-31-11, 2-28-11, 2-28-10, 2-28-09 and 2-29-08, respectively, based on the mix of underlying funds held by the Portfolio.
10 Annualized.
11 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | International Allocation Portfolio	19

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock International Allocation Portfolio (the Portfolio) is a diversified series of John Hancock Funds III (JHF III or the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio is designed to provide diversification of investments within the international asset class.

The Portfolio operates as a “fund of funds”, investing in Class NAV shares of affiliated underlying funds of the Trust and John Hancock Funds II (JHF II) and other permitted investments, including other affiliated funds in the John Hancock Funds complex.

The Portfolio may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

The accounting policies of the underlying funds of the Portfolio are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-344-1029 and jhfunds.com, on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Portfolio:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Portfolio uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolio’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20	International Allocation Portfolio | Semiannual report

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended August 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets. As of August 31, 2011, all investments are categorized as Level 1 under the hierarchy described above.

In order to value the securities, the Portfolio uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Portfolio are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Portfolio in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Portfolio becomes aware of the dividends.

Line of credit. The Portfolio may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Portfolio to make properly authorized payments. The Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Portfolio property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Portfolio and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Portfolio had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended August 31, 2011, the Portfolio had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Semiannual report | International Allocation Portfolio	21

For federal income tax purposes, the Portfolio has a capital loss carryforward of $13,389,130 available to offset future net realized capital gains as of February 28, 2011. The following table details the capital loss carryforward available as of February 28, 2011.

CAPITAL LOSS CARRYFORWARD EXPIRING AT FEBRUARY 28
2017	2018	2019

$1,965,278	$6,868,187	$4,555,665

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of February 28, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Portfolio’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Portfolio generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and short-term distributions received from underlying funds.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Portfolio’s financial statements.

Note 3 — Guarantees and indemnifications

Under the Portfolio’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. The risk of material loss from such claims is considered remote.

22	International Allocation Portfolio | Semiannual report

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Portfolio has an investment management agreement with the Adviser under which the Portfolio pays the Adviser a management fee that has two components: (a) a fee on assets invested in the funds of JHF II and JHF III (Portfolio Assets) and (b) a fee on assets invested in other permitted investments (other than JHF II and JHF III), including other affiliated funds in the John Hancock Funds complex (Other Assets). The Portfolio pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $500,000,000 of the Portfolio Assets; (b) 0.04% of the Portfolio Assets in excess of $500,000,000; (c) 0.50% of the first $500,000,000 of the Other Assets and (d) 0.49% of the Other Assets in excess of $500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, indirectly owned subsidiaries of MFC and affiliates of the Adviser. The Portfolio is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended August 31, 2011, were equivalent to an annual effective rate of 0.07% of the Portfolio’s average daily net assets, which includes a voluntary waiver by the Adviser of 0.035% of the Portfolio’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Portfolio. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 0.63%, 1.33%, 1.33% and 0.27% for Class A, Class B, Class C and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until June 30, 2012. Prior to July 1, 2011, the fee waivers and/or reimbursements were such that these expenses would not exceed 0.63%, 1.33%, 1.33% and 0.17% for Class A, Class B, Class C and Class I shares.

The Adviser has voluntarily agreed to waive fees and/or reimburse certain other fund level expenses. This agreement excludes advisory, interest, overdraft, litigation, Rule 12b-1, class specific and other extraordinary expenses not incurred in the ordinary course of business. The fee waivers and/or reimbursement are such that these expenses will not exceed 0.16% of average daily net assets.

Accordingly, these expense reductions amounted to $29,648, $10,987, $18,273 and $4,847 for Class A, Class B, Class C and Class I shares, respectively, for the six months ended August 31, 2011.

Accounting and legal services. Pursuant to a service agreement, the Portfolio reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolio, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended August 31, 2011, amounted to an annual rate of 0.01% of the Portfolio’s average daily net assets.

Distribution and service plans. The Portfolio has a distribution agreement with the Distributor. The Portfolio has adopted distribution and service plans with respect to Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Portfolio. The Portfolio may pay up to the following

Semiannual report | International Allocation Portfolio	23

contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Portfolio’s shares.

CLASS	12b–1 FEES

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $8,959 for the six months ended August 31, 2011. Of this amount, $1,531 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $7,184 was paid as sales commissions to broker-dealers and $244 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2011, CDSCs received by the Distributor amounted to $1,118 and $260 for Class B and Class C shares, respectively.

Transfer agent fees. The Portfolio has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Portfolio and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2011, were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$16,337	$9,043	$6,802	$3,017
Class B	12,149	2,024	5,948	574
Class C	30,170	5,016	5,546	1,702
Class I	—	80	4,217	144
Total	$58,656	$16,163	$22,513	$5,437

24	International Allocation Portfolio | Semiannual report

Trustee expenses. The Portfolio compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 5 — Portfolio share transactions

Transactions in Portfolio shares for the six months ended August 31, 2011, and for the year ended February 28, 2011, were as follows:

	Six months ended 8-31-11		Year ended 2-28-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	151,166	$1,249,179	299,343	$2,223,804
Repurchased	(236,951)	(1,944,226)	(429,709)	(3,132,873)

Net decrease	(85,785)	($695,047)	(130,366)	($909,069)

Class B shares

Sold	47,741	$393,237	124,785	$912,788
Repurchased	(21,834)	(176,642)	(35,612)	(257,341)

Net increase	25,907	$216,595	89,173	$655,447

Class C shares

Sold	81,963	$653,087	185,601	$1,310,203
Repurchased	(74,990)	(592,386)	(221,117)	(1,580,337)

Net increase (decrease)	6,973	$60,701	(35,516)	($270,134)

Class I shares

Sold	10,283	$84,748	12,543	$92,073
Repurchased	(11,316)	(93,156)	(24,742)	(175,803)

Net decrease	(1,033)	($8,408)	(12,199)	($83,730)

Net decrease	(53,938)	($426,159)	(88,908)	($607,486)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,760,988 and $2,318,000, respectively, for the six months ended August 31, 2011.

Note 7 — Investment in affiliated underlying funds

The Portfolio invests primarily in affiliated underlying funds that are managed by the Adviser and affiliates. The Portfolio does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Portfolio’s investment may represent a significant portion of each underlying fund’s net assets. For the six months ended August 31, 2011, the Portfolio did not hold 5% or more of any underlying fund’s net assets.

Semiannual report | International Allocation Portfolio	25

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreements

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock International Allocation Portfolio (the Portfolio), a series of John Hancock Funds III, met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Portfolio’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Portfolio’s investment adviser. The Board also considered the approval of the investment subadvisory agreements (together, the Subadvisory Agreements) among the Adviser, Manulife Asset Management (US) LLC and Manulife Asset Management (North America) Limited (together, the Subadvisers) on behalf of the Portfolio. The Advisory Agreement and the Subadvisory Agreements are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadvisers. The Trustees are responsible for the oversight of operations of the Portfolio and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee B oversees and monitors matters relating to the investment performance of the Portfolio. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Portfolio receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Portfolio performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadvisers to the Portfolio and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Portfolio fees and expenses, and the investment performance of the Portfolio. This Portfolio information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Portfolio’s benchmark index. The Category includes all funds that invest similarly to the way the Portfolio invests. The Peer Group represents funds of similar size, excluding passively managed funds. The Portfolio’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Portfolio’s performance. Other material provided for the Portfolio review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadvisers or their affiliates that result from being the Adviser or Subadvisers to the Portfolio; (b) a general analysis provided by the Adviser and the Subadvisers concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies,

26	International Allocation Portfolio | Semiannual report

having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Portfolio; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Portfolio to the Adviser; and (e) sales and redemption data regarding the Portfolio’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Portfolio and the Subadvisory Agreements between the Adviser and the Subadvisers with respect to the Portfolio, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Portfolio shares and other services. The Board reviewed services related to the valuation and pricing of the Portfolio’s holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadvisers and their affiliates from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadvisers, including the investment advisory services and the resulting performance of the Portfolio.

The Board considered the ability of the Adviser and the Subadvisers, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Portfolio. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadvisers responsible for the daily investment activities of the Portfolio, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered each Subadviser’s history and experience providing investment services to the Portfolio. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Portfolio’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadvisers’ compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliates’ policies and procedures for assuring compliance with applicable laws and regulations.

Semiannual report | International Allocation Portfolio	27

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadvisers to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadvisers concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Portfolio, the performance of those other clients as compared to the performance by the Portfolio and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadvisers’ services to the Portfolio and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Portfolio and undertakes greater entrepreneurial risk as the sponsor of the Portfolio.

Portfolio performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Portfolio’s performance. The Board also examined materials provided by the Portfolio’s management team discussing Portfolio performance and the Portfolio’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Portfolio as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category, which includes both funds-of-funds and stand-alone funds. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Portfolio throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Portfolio over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

International Allocation Portfolio	13.29%	–5.09%	—	—
Class A
Foreign Large Blend Category Average	12.38%	–4.54%	—	—
MSCI EAFE GR Index	8.21%	–6.55%	—	—

The Board noted that the Portfolio had outperformed its Category’s average performance over one period shown and had underperformed its Category’s average performance for other period shown. However, the Board noted that the Category included stand-alone funds in addition to funds-of-funds like the Portfolio. The Board noted that the Portfolio’s performance compared favorably to its benchmark index’s performance for the periods shown.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Portfolio’s contractual advisory fee rate payable by the Portfolio to the Adviser as compared with the other funds in its Peer Group, which, as noted above, included stand-alone funds as well as funds-of-funds. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadvisers for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadvisers to other clients with similar investment mandates, including separately managed institutional accounts.

28	International Allocation Portfolio | Semiannual report

In addition, the Board considered the cost of the services provided to the Portfolio by the Adviser. The Board received and considered expense information regarding the Portfolio’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Portfolio’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the Adviser’s contractual fee waiver/expense reimbursement agreement into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Portfolio to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Portfolio and the Fund complex.

The Board noted that the Portfolio’s advisory fee ratio was eighty-three basis points below the Peer Group median advisory fee ratio. The Board recognized that the large difference is due to the fact that the Portfolio’s advisory fee does not include the fees of the underlying funds and that the comparative expense ratio information provided to the Board was a more useful comparison than the advisory fee comparison. The Board noted the following information about the Portfolio’s Gross and Net Expense Ratios for Class A shares contained in the Portfolio’s 2010 financial statements in relation with the Portfolio’s Peer Group median provided by Morningstar in April 2011:

	PORTFOLIO (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.07%	0.90%
Gross Expense Ratio	1.18%	1.30%
Net Expense Ratio	0.66%	1.00%

The Board viewed favorably the Adviser’s contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Portfolio’s Net Expense Ratio at 0.63% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses and underlying fund expenses, until June 30, 2012. The Board favorably considered the impact of this contractual agreement toward ultimately lowering the Portfolio’s Gross Expense Ratio. The Board also received and considered information relating to the Portfolio’s Gross Expense Ratio and Net Expense Ratio that reflected the new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting, which had the effect of lowering the expense ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Portfolio and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

Semiannual report | International Allocation Portfolio	29

The Board considered the profitability information with respect to the Subadvisers, which are affiliated with the Adviser. In addition, as noted above, the Board considered the assumptions and methodology for allocating expenses in the Subadvisers’ profitability analysis.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase. Possible changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Portfolio.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Portfolio as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadvisers

The Board understands that the Adviser, the Subadvisers or their affiliates may derive other ancillary benefits from their relationship with the Portfolio, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their pro-file in the investment advisory community and the engagement of their affiliates and/or significant shareholders as service providers to the Portfolio, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadvisers may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Portfolio for an additional one-year term. The Subadvisory Agreements between the Adviser and the Subadvisers with respect to the Portfolio were also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Portfolio performance and operations throughout the year.

30	International Allocation Portfolio | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Charles L. Ladner,* Vice Chairman	John Hancock Asset Management
Stanley Martin*
Hugh McHaffie†	Principal distributor
Dr. John A. Moore*#	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 9-13-11

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | International Allocation Portfolio	31

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.	318SA 8/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/11

John Hancock
MUTUAL FUNDS

John Hancock
Global Shareholder Yield Fund

Semiannual Report
8.31.11

A look at performance

Total returns for the period ended August 31, 2011

										SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)					yield (%)	yield (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)					subsidized	unsubsidized[1]

				Since					Since	as of	as of
	1-year	5-year	10-year	inception	6-months	1-year	5-year	10-year	inception	8-31-11	8-31-11

Class A	11.86	—	—	0.17[2]	–5.71	11.86	—	—	0.75[2]	2.92	2.85

Class B	12.00	—	—	0.20[2]	–5.98	12.00	—	—	0.89[2]	2.48	2.00

Class C	16.00	—	—	0.60[2]	–2.18	16.00	—	—	2.75[2]	2.48	2.27

Class I3	18.28	—	—	1.79[2]	–0.62	18.28	—	—	8.31[2]	3.59	3.27

Class NAV [3]	18.39	—	—	2.24[4]	–0.58	18.39	—	—	7.68[4]	3.61	3.53

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-12 for Class A, Class B, Class C, Class I and Class NAV shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class NAV
Net (%)	1.42	2.12	2.12	0.97	0.91
Gross (%)	1.56	2.88	2.38	1.12	0.99

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

6	Global Shareholder Yield Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B	3-1-07	$10,275	$10,089	$9,200

Class C6	3-1-07	10,275	10,275	9,200

Class I [3]	3-1-07	10,831	10,831	9,200

Class NAV [3]	4-28-08	10,768	10,768	8,767

MSCI World Index (gross of foreign withholding tax on dividends) — is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.

2 From 3-1-07.

3 For certain types of investors, as described in the Fund’s Class I and Class NAV share prospectuses. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

4 From 4-28-08.

5 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in different classes and the fee structure of those classes.

6 No contingent deferred sales charge is applicable.

Semiannual report | Global Shareholder Yield Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2011 with the same investment held until August 31, 2011.

	Account value	Ending value	Expenses paid during
	on 3-1-11	on 8-31-11	period ended 8-31-11[1]

Class A	$1,000.00	$992.50	$7.06

Class B	1,000.00	989.00	10.65

Class C	1,000.00	987.90	10.69

Class I	1,000.00	993.80	4.91

Class NAV	1,000.00	994.20	4.51

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Global Shareholder Yield Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2011, with the same investment held until August 31, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-11	on 8-31-11	period ended 8-31-11[1]

Class A	$1,000.00	$1,018.10	$7.15

Class B	1,000.00	1,014.40	10.79

Class C	1,000.00	1,014.40	10.84

Class I	1,000.00	1,020.20	4.98

Class NAV	1,000.00	1,020.60	4.57

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.41%, 2.13%, 2.14%, 0.98% and 0.90% for Class A, Class B, Class C, Class I and Class NAV, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual report | Global Shareholder Yield Fund	9

Portfolio summary

Top 10 Holdings (17.6% of Net Assets on 8-31-11) [1]

BCE, Inc.	2.2%	Nestle SA	1.7%

Swisscom AG	2.0%	NiSource, Inc.	1.6%

Vodafone Group PLC	1.8%	National Grid PLC	1.6%

Imperial Tobacco Group PLC	1.8%	Philip Morris International, Inc.	1.6%

Pearson PLC	1.8%	Diageo PLC	1.5%

Sector Composition[2,3]

Consumer Staples	18%	Health Care	7%

Telecommunication Services	15%	Information Technology	5%

Utilities	14%	Financials	4%

Consumer Discretionary	10%	Materials	3%

Industrials	9%	Short-Term Investments & Other	6%

Energy	9%

1 As a percentage of net assets on 8-31-11. Cash and cash equivalents not included in Top 10 Holdings or Top 10 Countries.

2 As a percentage of net assets on 8-31-11.

3 International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Global Shareholder Yield Fund | Semiannual report

Fund’s investments

As of 8-31-11 (unaudited)

	Shares	Value
Common Stocks 93.64%		$450,720,940

(Cost $415,971,013)

Australia 1.53%		7,358,095

BHP Billiton, Ltd., ADR	29,000	2,469,930

JB Hi-Fi, Ltd.	146,300	2,326,364

Westpac Banking Corp.	115,761	2,561,801

Belgium 2.07%		9,964,881

Anheuser-Busch InBev NV	117,020	6,461,034

Mobistar SA	53,888	3,503,847

Brazil 0.91%		4,362,727

CPFL Energia SA	334,700	4,362,727

Canada 3.91%		18,830,080

BCE, Inc.	267,100	10,740,731

Rogers Communications, Inc., Class B	110,000	4,269,478

Shaw Communications, Inc., Class B	167,000	3,819,871

Finland 0.53%		2,570,186

Fortum OYJ	95,600	2,570,186

France 6.66%		32,062,104

Air Liquide SA	20,040	2,600,469

France Telecom SA	319,400	6,121,098

SCOR SE	167,400	3,942,777

Total SA	139,000	6,785,740

Vinci SA	109,000	5,676,193

Vivendi SA	284,700	6,935,827

Germany 2.85%		13,710,838

BASF SE	88,000	6,262,487

Daimler AG	66,300	3,578,550

Muenchener Rueckversicherungs AG	29,600	3,869,801

Hong Kong 1.14%		5,464,956

China Mobile, Ltd., ADR	106,800	5,464,956

Italy 1.52%		7,307,413

Enel SpA	551,800	2,694,207

Terna Rete Elettrica Nazionale SpA	1,272,600	4,613,206

Netherlands 1.44%		6,946,380

Royal Dutch Shell PLC, ADR	103,600	6,946,380

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	11

	Shares	Value
Norway 0.49%		$2,357,142

Orkla ASA	282,800	2,357,142

Philippines 0.65%		3,145,411

Philippine Long Distance Telephone Company, ADR	54,551	3,145,411

Spain 0.72%		3,453,566

Telefonica SA	165,300	3,453,566

Switzerland 5.30%		25,506,406

Nestle SA	133,900	8,291,045

Novartis AG	62,800	3,669,697

Roche Holdings AG	22,600	3,956,141

Swisscom AG	21,400	9,589,523

Taiwan 1.69%		8,151,452

HTC Corp.	87,382	2,294,531

Taiwan Semiconductor Manufacturing Company, Ltd., ADR	489,300	5,856,921

United Kingdom 18.95%		91,187,312

AstraZeneca PLC, ADR	138,400	6,562,928

BAE Systems PLC	1,026,800	4,587,395

British American Tobacco PLC	87,300	3,887,059

Compass Group PLC (I)	353,900	3,164,408

Diageo PLC, ADR	90,200	7,239,452

FirstGroup PLC	1,133,972	6,752,331

GlaxoSmithKline PLC	164,450	3,508,191

Imperial Tobacco Group PLC	259,800	8,603,416

Meggitt PLC (I)	580,800	3,246,860

National Grid PLC	746,960	7,544,753

Pearson PLC	467,700	8,444,598

Reckitt Benckiser Group PLC	67,300	3,572,197

Scottish & Southern Energy PLC	235,600	4,970,666

Unilever PLC	78,400	2,633,972

United Utilities Group PLC	483,563	4,708,559

Vodafone Group PLC	3,391,300	8,880,808

WM Morrison Supermarket PLC	613,950	2,879,719

United States 43.28%		208,341,991

Abbott Laboratories	52,900	2,777,779

Altria Group, Inc.	260,500	7,082,995

Arthur J. Gallagher & Company	155,300	4,381,013

AT&T, Inc.	181,100	5,157,728

Automatic Data Processing, Inc.	54,500	2,726,635

Bristol-Myers Squibb Company	195,100	5,804,225

CenturyLink, Inc.	197,700	7,146,855

Chevron Corp.	35,700	3,531,087

CMS Energy Corp.	173,100	3,410,070

Coca-Cola Enterprises, Inc.	96,600	2,668,092

Comcast Corp., Special Class A	168,600	3,567,576

ConocoPhillips	35,400	2,409,678

Diamond Offshore Drilling, Inc.	59,900	3,817,427

Diebold, Inc.	86,700	2,483,088

Duke Energy Corp.	129,700	2,452,627

12	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

	Shares	Value
United States (continued)

E.I. du Pont de Nemours & Company	91,500	$4,416,705

Emerson Electric Company	56,400	2,625,420

Enterprise Products Partners LP	81,300	3,426,795

Exxon Mobil Corp.	33,500	2,480,340

Genuine Parts Company	52,300	2,877,546

H.J. Heinz Company	49,100	2,584,624

Honeywell International, Inc.	57,100	2,729,951

Integrys Energy Group, Inc.	48,150	2,410,871

Johnson & Johnson	57,700	3,796,660

Kimberly-Clark Corp.	79,700	5,512,052

Kinder Morgan Energy Partners LP	67,600	4,742,816

Lockheed Martin Corp.	61,800	4,584,942

Lorillard, Inc.	55,800	6,217,236

Markwest Energy Partners LP	51,000	2,450,550

McDonald’s Corp.	32,200	2,912,812

Merck & Company, Inc.	96,300	3,189,456

Microchip Technology, Inc.	127,800	4,194,396

Microsoft Corp.	149,500	3,976,700

NiSource, Inc.	354,800	7,578,528

Oracle Corp.	162,300	4,555,761

PepsiCo, Inc.	35,700	2,300,151

Philip Morris International, Inc.	107,800	7,472,696

Pitney Bowes, Inc.	203,700	4,137,147

Progress Energy, Inc.	102,300	4,992,240

R.R. Donnelley & Sons Company	182,700	2,786,175

Regal Entertainment Group	354,200	4,629,394

Reynolds American, Inc.	161,600	6,071,312

SCANA Corp.	67,400	2,710,828

Southern Company	114,100	4,719,176

Spectra Energy Corp.	93,700	2,433,389

TECO Energy, Inc.	238,500	4,364,550

The Coca-Cola Company	39,500	2,782,775

The Travelers Companies, Inc.	44,300	2,235,378

Time Warner, Inc.	98,200	3,109,012

Vectren Corp.	122,700	3,358,299

Verizon Communications, Inc.	165,100	5,971,665

Waste Management, Inc.	110,900	3,664,136

Williams Partners LP	72,400	3,922,632

Preferred Securities 0.69%		$3,317,184

(Cost $3,169,320)

United States 0.69%		3,317,184

MetLife, Inc., Series B, 6.500%	132,900	3,317,184

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	13

	Shares	Value
Short-Term Investments 4.01%		$19,324,861

(Cost $19,324,861)

Money Market Funds 4.01%		19,324,861

State Street Institutional Treasury Money Market Fund, 0.000% (Y)	19,324,861	19,324,861

Total investments (Cost $438,465,194)† 98.34%		$473,362,985

Other assets and liabilities, net 1.66%		$7,985,218

Total net assets 100.00%		$481,348,203

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing.

(Y) The rate shown is the annualized seven-day yield as of 8-31-11.

† At 8-31-11, the aggregate cost of investment securities for federal income tax purposes was $441,326,028. Net unrealized appreciation aggregated $32,036,957, of which $44,476,196 related to appreciated investment securities and $12,439,239 related to depreciated investment securities.

The portfolio had the following sector composition as a percentage of total net assets on 8-31-11:

Consumer Staples	18%
Telecommunication Services	15%
Utilities	14%
Consumer Discretionary	10%
Industrials	9%
Energy	9%
Health Care	7%
Information Technology	5%
Financials	4%
Materials	3%
Short-Term Investments & Other	6%

14	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-11 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $438,465,194)	$473,362,985
Foreign currency, at value (Cost $90,162)	90,276
Receivable for fund shares sold	12,096,330
Dividends and interest receivable	1,975,428
Receivable due from adviser	2,552
Other receivables and prepaid expenses	58,294

Total assets	487,585,865

Liabilities

Payable for investments purchased	5,435,295
Payable for fund shares repurchased	678,481
Payable to affiliates
Accounting and legal services fees	6,268
Transfer agent fees	30,861
Trustees’ fees	3,475
Other liabilities and accrued expenses	83,282

Total liabilities	6,237,662

Net assets

Capital paid-in	$471,427,316
Undistributed net investment income	2,110,753
Accumulated net realized loss on investments and foreign
currency transactions	(27,092,967)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	34,903,101

Net assets	$481,348,203

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($109,893,911 ÷ 11,861,136 shares)	$9.27
Class B ($4,549,586 ÷ 491,346 shares)[1]	$9.26
Class C ($22,583,795 ÷ 2,438,505 shares)[1]	$9.26
Class I ($172,626,553 ÷ 18,576,576 shares)	$9.29
Class NAV ($171,694,358 ÷ 18,479,907 shares)	$9.29

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$9.76

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 8-31-11 (unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$11,384,460
Interest	290
Less foreign taxes withheld	(749,814)

Total investment income	10,634,936

Expenses

Investment management fees (Note 4)	1,787,005
Distribution and service fees (Note 4)	204,981
Accounting and legal services fees (Note 4)	23,598
Transfer agent fees (Note 4)	127,670
Trustees’ fees (Note 4)	12,707
State registration fees (Note 4)	33,493
Printing and postage (Note 4)	39,629
Professional fees	34,776
Custodian fees	88,535
Registration and filing fees	17,201
Other	10,466

Total expenses	2,380,061
Less expense reductions (Note 4)	(174,174)

Net expenses	2,205,887

Net investment income	8,429,049

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	8,597,615
Foreign currency transactions	(61,006)

8,536,609
Change in net unrealized appreciation (depreciation) of
Investments	(21,452,257)
Translation of assets and liabilities in foreign currencies	(14,715)

(21,466,972)

Net realized and unrealized loss	(12,930,363)

Decrease in net assets from operations	($4,501,314)

16	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	8-31-11	ended
	(unaudited)	2-28-11
Increase (decrease) in net assets

From operations
Net investment income	$8,429,049	$9,385,567
Net realized gain	8,536,609	7,157,973
Change in net unrealized appreciation (depreciation)	(21,466,972)	38,332,146

Increase (decrease) in net assets resulting from operations	(4,501,314)	54,875,686

Distributions to shareholders
From net investment income
Class A	(1,215,726)	(723,542)
Class B	(45,768)	(28,890)
Class C	(199,062)	(90,915)
Class I	(2,782,745)	(3,013,058)
Class NAV	(3,222,874)	(4,805,780)

Total distributions	(7,466,175)	(8,662,185)

From Fund share transactions (Note 5)	139,189,218	65,670,818

Total increase	127,221,729	111,884,319

Net assets

Beginning of period	354,126,474	242,242,155

End of period	$481,348,203	$354,126,474

Undistributed net investment income	$2,110,753	$1,147,879

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	17

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	8-31-11[1]	2-28-11	2-28-10	2-28-09	2-29-08[2]

Per share operating performance

Net asset value, beginning of period	$9.50	$8.10	$6.10	$9.52	$10.00
Net investment income[3]	0.18	0.24	0.25	0.36	0.35
Net realized and unrealized gain (loss) on investments	(0.25)	1.40	1.99	(3.57)	(0.51)
Total from investment operations	(0.07)	1.64	2.24	(3.21)	(0.16)
Less distributions
From net investment income	(0.16)	(0.24)	(0.24)	(0.21)	(0.29)
From net realized gain	—	—	—	—	(0.03)
Total distributions	(0.16)	(0.24)	(0.24)	(0.21)	(0.32)
Net asset value, end of period	$9.27	$9.50	$8.10	$6.10	$9.52
Total return (%)[4,5]	(0.75)[6]	20.64	37.19	(34.21)	(1.84)

Ratios and supplemental data

Net assets, end of period (in millions)	$110	$56	$22	$11	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48[8]	1.55	1.66[7]	1.72	1.79
Expenses net of fee waivers	1.41[8]	1.55	1.56[7]	1.56	1.45
Expenses net of fee waivers and credits	1.41[8]	1.55	1.55[7]	1.55	1.45
Net investment income	3.75[8]	2.80	3.34	4.28	3.31
Portfolio turnover (%)	13	39	53	54	24

1 Unaudited.
2 The inception date for Class A shares is 3-1-07.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
8 Annualized.

18	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	8-31-11[1]	2-28-11	2-28-10	2-28-09	2-29-08[2]

Per share operating performance

Net asset value, beginning of period	$9.49	$8.10	$6.09	$9.51	$10.00
Net investment income[3]	0.15	0.19	0.20	0.29	0.22
Net realized and unrealized gain (loss) on investments	(0.25)	1.38	2.00	(3.56)	(0.45)
Total from investment operations	(0.10)	1.57	2.20	(3.27)	(0.23)
Less distributions
From net investment income	(0.13)	(0.18)	(0.19)	(0.15)	(0.23)
From net realized gain	—	—	—	—	(0.03)
Total distributions	(0.13)	(0.18)	(0.19)	(0.15)	(0.26)
Net asset value, end of period	$9.26	$9.49	$8.10	$6.09	$9.51
Total return (%)[4,5]	(1.10)[6]	19.65	36.49	(34.72)	(2.54)

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$2	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.56[8]	2.91	3.54[7]	3.94	3.89
Expenses net of fee waivers	2.13[8]	2.25	2.29[7]	2.43	2.23
Expenses net of fee waivers and credits	2.13[8]	2.25	2.25[7]	2.25	2.23
Net investment income	3.05[8]	2.18	2.68	3.50	2.11
Portfolio turnover (%)	13	39	53	54	24

1 Unaudited.
2 The inception date for Class B shares is 3-1-07.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
8 Annualized.

CLASS C SHARES Period ended	8-31-11[1]	2-28-11	2-28-10	2-28-09	2-29-08[2]

Per share operating performance

Net asset value, beginning of period	$9.50	$8.10	$6.10	$9.51	$10.00
Net investment income[3]	0.15	0.18	0.20	0.29	0.22
Net realized and unrealized gain (loss) on investments	(0.26)	1.40	1.99	(3.55)	(0.45)
Total from investment operations	(0.11)	1.58	2.19	(3.26)	(0.23)
Less distributions
From net investment income	(0.13)	(0.18)	(0.19)	(0.15)	(0.23)
From net realized gain	—	—	—	—	(0.03)
Total distributions	(0.13)	(0.18)	(0.19)	(0.15)	(0.26)
Net asset value, end of period	$9.26	$9.50	$8.10	$6.10	$9.51
Total return (%)[4,5]	(1.21)[6]	19.78	36.27	(34.62)	(2.54)

Ratios and supplemental data

Net assets, end of period (in millions)	$23	$11	$4	$3	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	2.25[8]	2.39	2.63[7]	2.72	3.00
Expenses net of fee waivers	2.14[8]	2.25	2.27[7]	2.28	2.23
Expenses net of fee waivers and credits	2.14[8]	2.25	2.25[7]	2.25	2.22
Net investment income	3.04[8]	2.10	2.66	3.50	2.08
Portfolio turnover (%)	13	39	53	54	24

1 Unaudited.
2 The inception date for Class C shares is 3-1-07.
3 Based on the average daily shares outstanding.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
8 Annualized.

See notes to financial statements	Semiannual report | Global Shareholder Yield Fund	19

CLASS I SHARES Period ended	8-31-11[1]	2-28-11	2-28-10	2-28-09	2-29-08[2]

Per share operating performance

Net asset value, beginning of period	$9.53	$8.13	$6.11	$9.53	$10.00
Net investment income[3]	0.20	0.29	0.30	0.29	0.33
Net realized and unrealized gain (loss) on investments	(0.26)	1.38	2.00	(3.46)	(0.44)
Total from investment operations	(0.06)	1.67	2.30	(3.17)	(0.11)
Less distributions
From net investment income	(0.18)	(0.27)	(0.28)	(0.25)	(0.33)
From net realized gain	—	—	—	—	(0.03)
Total distributions	(0.18)	(0.27)	(0.28)	(0.25)	(0.36)
Net asset value, end of period	$9.29	$9.53	$8.13	$6.11	$9.53
Total return (%)[4]	(0.62)[5]	21.09	38.08	(33.87)	(1.43)

Ratios and supplemental data

Net assets, end of period (in millions)	$173	$123	$86	$57	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09[7]	1.09	1.19[6]	1.21	2.16
Expenses net of fee waivers	0.98[7]	1.08	1.08[6]	1.10	1.09
Expenses net of fee waivers and credits	0.98[7]	1.08	1.08[6]	1.10	1.09
Net investment income	4.22[7]	3.40	3.96	3.78	3.14
Portfolio turnover (%)	13	39	53	54	24

1 Unaudited.
2 The inception date for Class I shares is 3-1-07.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
7 Annualized.

CLASS NAV SHARES Period ended	8-31-11[1]	2-28-11	2-28-10	2-28-09[2]

Per share operating performance

Net asset value, beginning of period	$9.53	$8.13	$6.11	$9.71
Net investment income[3]	0.21	0.30	0.29	0.29
Net realized and unrealized gain (loss) on investments	(0.26)	1.38	2.01	(3.67)
Total from investment operations	(0.05)	1.68	2.30	(3.38)
Less distributions
From net investment income	(0.19)	(0.28)	(0.28)	(0.22)
Net asset value, end of period	$9.29	$9.53	$8.13	$6.11
Total return (%)[4]	(0.58)[5]	21.19	38.16	(35.32)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$172	$162	$129	$67
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96[7]	0.99	1.05[6]	1.09[7]
Expenses net of fee waivers	0.90[7]	0.99	1.00[6]	1.05[7]
Expenses net of fee waivers and credits	0.90[7]	0.99	1.00[6]	1.05[7]
Net investment income	4.32	3.49	3.84	4.27
Portfolio turnover (%)	13	39	53	54

1 Unaudited.
2 The inception date for Class NAV shares is 4-28-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
7 Annualized.

20	Global Shareholder Yield Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Global Shareholder Yield Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The primary investment objective of the Fund is to seek to provide a high level of income. Capital appreciation is a secondary objective.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are sold to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Semiannual report | Global Shareholder Yield Fund	21

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 8-31-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$7,358,095	$2,469,930	$4,888,165	—
Belgium	9,964,881	—	9,964,881	—
Brazil	4,362,727	4,362,727	—	—
Canada	18,830,080	18,830,080	—	—
Finland	2,570,186	—	2,570,186	—
France	32,062,104	—	32,062,104	—
Germany	13,710,838	—	13,710,838	—
Hong Kong	5,464,956	5,464,956	—	—
Italy	7,307,413	—	7,307,413	—
Netherlands	6,946,380	6,946,380	—	—
Norway	2,357,142	—	2,357,142	—
Philippines	3,145,411	3,145,411	—	—
Spain	3,453,566	—	3,453,566	—
Switzerland	25,506,406	—	25,506,406	—
Taiwan	8,151,452	5,856,921	2,294,531	—
United Kingdom	91,187,312	13,802,380	77,384,932	—
United States	208,341,991	208,341,991	—	—
Preferred Securities
United States	3,317,184	3,317,184	—	—
Short-Term Investments	19,324,861	19,324,861	—	—

Total Investments in
Securities	$473,362,985	$291,862,821	$181,500,164	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six months ended August 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

22	Global Shareholder Yield Fund | Semiannual report

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

The Fund may be subject to capital gains and repatriation taxes as imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended August 31, 2011, the Fund had no borrowings under the lines of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Semiannual report | Global Shareholder Yield Fund	23

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $32,768,742 available to offset future net realized capital gains as of February 28, 2011. The loss carryforward expires as follows: February 28, 2017 — $3,529,884 and February 28, 2018 — $29,238,858.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of February 28, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends quarterly and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Fund’s financial statements.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

24	Global Shareholder Yield Fund | Semiannual report

Note 4 — Fees and transactions with affiliates

John Hancock Investment Management Services, LLC (the Adviser) serves as investment adviser for the Trust. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Trust. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.875% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.850% of the next $500,000,000; and (c) 0.800% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with Epoch Investment Partners, Inc. The Fund is not responsible for payment of the subadvisory fees. The Adviser has contractually agreed to limit the Fund’s management fee to 0.800% of the average daily net assets until June 30, 2012.

The investment management fees incurred for the six months ended August 31, 2011 were equivalent to a net annual effective rate of 0.800% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes certain expenses such as taxes, brokerage commissions, interest, litigation, extraordinary expenses, acquired fund fee expenses paid indirectly and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.42%, 2.12%, 2.12% and 0.97% for Class A, Class B, Class C and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until June 30, 2012 and thereafter until terminated by the Adviser. Prior to July 1, 2011, the fee waivers and/or reimbursements were such that these expenses would not exceed 1.55%, 2.25%, 2.25% and 1.09% for Class A, Class B, Class C and Class I shares, respectively.

Accordingly, these expense reductions amounted to $24,525, $6,925, $8,952, $81,121 and $52,651 for Class A, Class B, Class C, Class I and Class NAV shares, respectively, for the six months ended August 31, 2011.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended August 31, 2011 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Semiannual report | Global Shareholder Yield Fund	25

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $236,651 for the six months ended August 31, 2011. Of this amount, $39,090 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $193,461 was paid as sales commissions to broker-dealers and $4,100 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended August 31, 2011, CDSCs received by the Distributor amounted to $8,654 and $5,299 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended August 31, 2011 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$112,244	$62,724	$8,798	$5,683
Class B	16,442	2,762	6,405	424
Class C	76,295	12,812	7,497	1,045
Class I	—	49,372	10,793	32,477

Total	$204,981	$127,670	$33,493	$39,629

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

26	Global Shareholder Yield Fund | Semiannual report

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended August 31, 2011 and for the year ended February 28, 2011 were as follows:

	Six months ended 8-31-11		Year ended 2-28-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	8,063,194	$76,399,384	4,386,382	$39,308,009
Distributions reinvested	119,731	1,127,861	74,691	629,739
Repurchased	(2,205,760)	(21,041,548)	(1,275,643)	(11,028,313)

Net increase	5,977,165	$56,485,697	3,185,430	$28,909,435

Class B shares

Sold	327,710	$3,138,196	109,440	$973,264
Distributions reinvested	2,768	26,097	3,088	25,713
Repurchased	(59,471)	(556,820)	(44,582)	(387,162)

Net increase	271,007	$2,607,473	67,946	$611,815

Class C shares

Sold	1,462,711	$13,912,065	756,536	$6,843,306
Distributions reinvested	16,886	159,217	7,194	60,372
Repurchased	(150,119)	(1,425,083)	(165,715)	(1,417,482)

Net increase	1,329,478	$12,646,199	598,015	$5,486,196

Class I shares

Sold	8,099,880	$77,395,651	9,776,895	$84,148,820
Distributions reinvested	266,534	2,516,081	342,757	2,878,289
Repurchased	(2,713,292)	(25,549,370)	(7,811,522)	(65,298,399)

Net increase	5,653,122	$54,362,362	2,308,130	$21,728,710

Class NAV shares

Sold	1,884,586	$17,643,842	1,838,986	$14,832,210
Distributions reinvested	341,512	3,222,874	571,534	4,805,780
Repurchased	(802,639)	(7,779,229)	(1,198,975)	(10,703,328)

Net increase	1,423,459	$13,087,487	1,211,545	$8,934,662

Net increase	14,654,231	$139,189,218	7,371,066	$65,670,818

Affiliates of the Fund owned 100% of shares of beneficial interest of Class NAV on August 31, 2011.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $178,071,753 and $52,238,271, respectively, for the six months ended August 31, 2011.

Semiannual report | Global Shareholder Yield Fund	27

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Global Shareholder Yield Fund (the Fund), a series of John Hancock Funds III, met in-person on May 1–3 and June 5–7, 2011 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and Epoch Investment Partners, Inc. (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are not employed by or have any significant business or professional relationship with the Adviser or the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have hired independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committees A and B are standing committees of the Board that are each composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated an Independent Trustee as Vice Chairperson to serve in the absence of the Chairperson. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Under the 1940 Act, the Board is required to consider the continuation of the Agreements each year. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. The Board reviews reports of the Adviser at least quarterly, which include Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 1–3, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a Category and a subset of the Category referred to as the Peer Group, each as determined by Morningstar, and with the Fund’s benchmark index. The Category includes all funds that invest similarly to the way the Fund invests. The Peer Group represents funds of similar size, excluding passively managed funds and funds-of-funds. The Fund’s benchmark index is an unmanaged index of securities that is provided as a basis for comparison with the Fund’s performance. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser or Subadviser or their affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies,

28	Global Shareholder Yield Fund | Semiannual report

having similar investment mandates, as well as the performance of those other clients and a comparison of the services provided to those other clients and the services provided to the Fund; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 1–3, 2011, the Board reviewed materials relevant to its consideration of the Agreements. As a result of the discussions that occurred during the May 1–3, 2011 meeting, the Board asked the Adviser for additional information on certain matters. The Adviser provided the additional information and the Board also considered this information as part of its consideration of the Agreements.

At an in-person meeting held on June 5–7, 2011, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Fund, each for an additional one-year term. The Board considered what it believed were key relevant factors that are described under separate headings presented below.

The Board also considered other matters important to the approval process, such as payments made to and by the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.

Nature, extent and quality of services

The Board reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience providing investment services to the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and its affiliate’s transfer agency operations and considered the Adviser’s and its affiliate’s policies and procedures for assuring compliance with applicable laws and regulations.

Semiannual report | Global Shareholder Yield Fund	29

The Board also received information about the nature, extent and quality of services provided by and fee rates charged by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients having similar investment mandates, the services provided to those other clients as compared to the services provided to the Fund the performance of those other clients as compared to the performance by the Fund, and other factors relating to those other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and the services they provide to other clients. For other clients that are not mutual funds, the differences in services relate to the greater share purchase and redemption activity in a mutual fund, the generally higher turnover of mutual fund portfolio holdings, the more burdensome regulatory and legal obligations of mutual funds and the higher marketing costs for mutual funds. When compared to all clients including mutual funds, the Adviser has greater oversight and supervisory responsibility for the Fund and undertakes greater entrepreneurial risk as the sponsor of the Fund.

Fund performance

The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also examined materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category. The Board also considered updated performance information provided by the Adviser at its May and June 2011 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

Set forth below is the performance of the Fund over certain time periods ended December 31, 2010 and that of its Category and benchmark index over the same periods:

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Global Shareholder Yield Fund Class A	11.82%	–1.49%	—	—
World Stock Category Average	14.10%	–3.49%	—	—
MSCI World NR Index	11.76%	–4.85%	—	—

The Board noted that the Fund had underperformed its Category’s average performance over the one-year period and had outperformed its Category’s average performance for the three-year period. The Board noted that the Fund’s performance compared favorably to its benchmark index for all periods shown.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components,

30	Global Shareholder Yield Fund | Semiannual report

including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the Adviser’s contractual fee waiver/expense reimbursement agreement into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group median. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund and the Fund complex.

The Board noted that the Fund’s advisory fee ratio was two basis points above the Peer Group median advisory fee ratio. The Board noted the following information about the Fund’s Gross and Net Expense Ratios for Class A shares contained in the Fund’s 2010 financial statements in relation with the Fund’s Peer Group median provided by Morningstar in April 2011:

	FUND (CLASS A)	PEER GROUP MEDIAN

Advisory Fee Ratio	0.88%	0.86%
Gross Expense Ratio	1.52%	1.51%
Net Expense Ratio	1.52%	1.48%

The Board viewed favorably the Adviser’s new contractual agreement to waive all its advisory fees to the extent necessary to maintain the Fund’s net advisory fee ratio at 0.80% until June 30, 2012. The Board also viewed favorably the Adviser’s new contractual agreement to waive all or a portion of its advisory fees and to reimburse or pay operating expenses to the extent necessary to maintain the Fund’s Net Expense Ratio at 1.42% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses, until June 30, 2012. The Board favorably considered the impact of these contractual agreements toward ultimately lowering the Fund’s Gross Expense Ratio. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected the new methodology for calculating transfer agent fees that was approved by the Trustees at the June 2010 meeting, which had the effect of lowering the expense ratio.

The Board received and reviewed statements relating to the Adviser’s financial condition and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services under the Advisory Agreement, as well as from other relationships between the Fund and the Adviser and its affiliates. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the year ended December 31, 2009. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board did not consider profitability information with respect to the Subadviser, which is not affiliated with the Adviser. The Board considered that the subadvisory fee under the Subadvisory Agreement had been negotiated by the Adviser and the Subadviser on an arm’s length basis. For this reason, the Subadviser’s separate profitability from its relationship with the Fund was not a factor in

Semiannual report | Global Shareholder Yield Fund	31

determining whether to renew the Subadvisory Agreement. In evaluating overall fees for investment management, the Board recognized the inherently higher cost structure of subadvised funds.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase. Possible changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale (e.g., through the use of breakpoints in the advisory fee at higher asset levels) are periodically discussed. The Board also considered the Adviser’s overall operations and its ongoing investment in its business in order to expand the scale of, and improve the quality of, its operations that benefit the Fund.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the contractual advisory fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community and, in the case of the Adviser, the engagement of its affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term. The Subadvisory Agreement between the Adviser and Subadviser with respect to the Fund was also approved for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board was satisfied that the terms of the Agreements, including the advisory and subadvisory fee rates, were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or any group of factors as all-important or controlling, but considered all factors together. Different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by independent legal counsel in making this determination. The Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years and on their ongoing regular review of Fund performance and operations throughout the year.

32	Global Shareholder Yield Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Investment Management
James F. Carlin	Services, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Charles L. Ladner,* Vice Chairman	Epoch Investment Partners, Inc.
Stanley Martin*
Hugh McHaffie†	Principal distributor
Dr. John A. Moore*#	John Hancock Funds, LLC
Patti McGill Peterson*
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Andrew G. Arnott	K&L Gates LLP
Senior Vice President and Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 9-13-11

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Global Shareholder Yield Fund	33

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.	320SA 8/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/11

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) This schedule is included as part of the Report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a) The certification required by Rule 30a-2(a) under the 1940 Act.

(b) The certification required by Rule 30a-2(b) under the 1940 Act.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 20, 2011

By: /s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: October 20, 2011